      As filed with the Securities and Exchange Commission on July 30, 2007

                                              Securities Act File No. 333-132380
                                       Investment Company Act File No. 811-21864
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   |X|
                        Pre-Effective Amendment No. _____                 |_|
                       Post-Effective Amendment No. 5                     |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           |X|
                       Post-Effective Amendment No. 7                     |X|

                        (Check appropriate box or boxes.)
                            ________________________

                                WISDOMTREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                           48 Wall Street, 11th Floor
                               New York, NY 10005
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, including Area Code): 1-866-909-9973

                               JONATHAN STEINBERG
                                WISDOMTREE TRUST
                           48 Wall Street, 11th Floor
                               New York, NY 10005
                     (Name and Address of Agent for Service)

Counsel for the Trust:                       Richard Morris, Esq.
Ropes & Gray LLP                             WisdomTree Asset Management, Inc.
1211 Avenue of the Americas                  48 Wall Street, 11th Floor
New York, New York  10036                    New York, New York  10005
Attention: Robert J. Borzone, Jr., Esq.

It is proposed that this filing will become effective (check appropriate box):

|X|   Immediately upon filing pursuant to paragraph (b)
|_|   On (date) pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   On (date) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Dividend Funds

[WISDOMTREE(SM) LOGO]

PROSPECTUS


July 27, 2007


WisdomTree(SM) Trust

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

WisdomTree High-Yielding Equity Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend Top 100(SM) Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree International Dividend Funds

WisdomTree DEFA Fund

WisdomTree DEFA High-Yielding Equity Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe High-Yielding Equity Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan High-Yielding Equity Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend Top 100(SM) Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund


WisdomTree Emerging Markets High-Yielding Equity Fund


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a dividend-paying segment of the U.S. or international stock market. The indexes are created using a proprietary methodology developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.


Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as the New York Stock Exchange or the American Stock Exchange, and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.


--------------------------------------------------------------------------------

A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

--------------------------------------------------------------------------------

INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE o ARE NOT BANK GUARANTEED

WisdomTree Trust

Table of Contents


Overview                                                                       2
Investment Objective                                                           2
Principal Investment Strategies                                                2
Principal Risk Factors Common to All Funds                                     3
Portfolio Holdings Information                                                 5
WisdomTree Domestic Dividend Funds                                             6
WisdomTree Total Dividend Fund                                                 6
WisdomTree High-Yielding Equity Fund                                           9
WisdomTree LargeCap Dividend Fund                                             12
WisdomTree Dividend Top 100 Fund                                              14
WisdomTree MidCap Dividend Fund                                               17
WisdomTree SmallCap Dividend Fund                                             20
WisdomTree International Dividend Funds                                       23
WisdomTree DEFA Fund                                                          23
WisdomTree DEFA High-Yielding Equity Fund                                     26
WisdomTree Europe Total Dividend Fund                                         29
WisdomTree Europe High-Yielding Equity Fund                                   32
WisdomTree Europe SmallCap Dividend Fund                                      35
WisdomTree Japan Total Dividend Fund                                          39
WisdomTree Japan High-Yielding Equity Fund                                    42
WisdomTree Japan SmallCap Dividend Fund                                       45
WisdomTree Pacific ex-Japan Total Dividend Fund                               49
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                         52
WisdomTree International LargeCap Dividend Fund                               55
WisdomTree International Dividend Top 100 Fund                                58
WisdomTree International MidCap Dividend Fund                                 61
WisdomTree International SmallCap Dividend Fund                               64
WisdomTree Emerging Markets High-Yielding Equity Fund                         68
Management                                                                    71
Investment Adviser                                                            71
Sub-Adviser                                                                   72
Portfolio Managers                                                            73
Administrator, Custodian and Transfer Agent                                   73
Shareholder Information                                                       73
Buying and Selling Shares                                                     73
Share Trading Prices                                                          74
Determination of Net Asset Value                                              74
Dividends and Distributions                                                   75
Book Entry                                                                    75
Delivery of Shareholder Documents - Householding                              75
Frequent Purchases and Redemptions of Fund Shares                             75
Investments by Registered Investment Companies                                76
Taxes                                                                         76
Taxes on Distributions                                                        76
Taxes When Fund Shares are Sold                                               77
Taxes on Creation and Redemption of Creation Units                            77
Creation and Redemption                                                       78
Authorized Participants and the Continuous Offering of Shares                 78
Creation and Redemption Transaction Fees for Creation Units                   78
Distribution                                                                  79
Additional Notices                                                            80
Financial Highlights                                                          80



                                                 WisdomTree Trust Prospectus   1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index" or "Dividend Index") developed by WisdomTree Investments. Each Index consists of dividend-paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies


This Prospectus describes six Funds that invest in dividend-paying U.S. equity securities and fifteen Funds that invest in dividend-paying non-U.S. equity securities. Each Fund tracks a specific U.S. or international stock Index created by WisdomTree Investments. Each Dividend Index is designed to measure a specific segment of the market for U.S. or international dividend-paying securities. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of its underlying Index.


The WisdomTree Indexes are "fundamentally weighted." The Dividend Indexes differ from most traditional indexes in that the proportion, or "weighting," of the securities in each Dividend Index is based on a measure of fundamental value. The Dividend Indexes are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

----------

* "WisdomTree", "Dividend Top 100", and "Dividend Stream" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.



2   WisdomTree Trust Prospectus

Each Fund may use a "Replication" strategy or a "Representative Sampling" strategy in seeking to track the performance of its Index. A Fund using a Replication strategy generally will invest in all or substantially all of the securities in its Index in approximately the same proportions as such securities are found in the Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risk Factors Common to All Funds


Each Fund is subject to the principal risks described below. Certain additional risks associated with a Fund are discussed in the specific section describing that Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.


Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk


The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.


Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the U.S. or foreign market segments relating to its Index.


                                                 WisdomTree Trust Prospectus   3

Concentration Risk

To the extent that a Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.


The Funds generally invest a relatively large percentage of their assets in the financial services industry and therefore the performance of the Funds will be impacted by events affecting the financial services industry. This industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds.


Non-Diversification Risk


Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.


Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Non-Correlation Risk

The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk than a Fund using a Replication strategy.

Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk


Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.



4   WisdomTree Trust Prospectus

Lack of Market Liquidity


Trading of shares of a Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Shares of the Funds May Trade at Prices Other Than NAV


As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.


Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fiscal Policy Risk

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Funds.

Portfolio Holdings Information


Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com.

In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find the SEC filings on the SEC's website, www.sec.gov. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's Statement of Additional Information ("SAI").



                                                 WisdomTree Trust Prospectus   5

WisdomTree Domestic Dividend Funds

o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

--------------------------------------------------------------------------------

WisdomTree Total Dividend Fund

Fund Facts

Cusip Number:

o    97717W109

Exchange Trading Symbol:

o    DTD

--------------------------------------------------------------------------------

WisdomTree Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto
Rico), (ii) are listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX"), the NASDAQ Global Select Market or NASDAQ Global Market ("NASDAQ"), (iii) pay regular cash dividends on shares of their common stock,
(iv) have a market capitalization of at least $100 million on the Index measurement date, and (v) have an average daily dollar trading volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes all large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements and is, in this sense, a total market index for the dividend-paying segment of the U.S. market. As of June 30, 2007, approximately 82% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


6   WisdomTree Trust Prospectus

Performance Information

Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                        None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                      0.28%
   Distribution and/or Service (12b-1) Fees                             None
   Other Expenses(a)                                                    0.00%
Total Annual Fund Operating Expenses(b)                                 0.28%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.




The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $29       $90      $157      $356


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $29       $90      $157      $356



                                                 WisdomTree Trust Prospectus   7

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $16,598 if the Creation Unit is redeemed after one year, $35,031 if the Creation Unit is redeemed after three years, $55,246 if the Creation Unit is redeemed after five years and $114,745 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


8   WisdomTree Trust Prospectus

WisdomTree Domestic Dividend Funds

o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

--------------------------------------------------------------------------------

WisdomTree High-Yielding Equity Fund

Fund Facts

Cusip Number:

o    97717W208

Exchange Trading Symbol:

o    DHS

--------------------------------------------------------------------------------

WisdomTree High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree High-Yielding Equity Index measures the performance of the highest yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted U.S. multi-capitalization index. As of June 30, 2007, approximately 82%of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



                                                WisdomTree Trust Prospectus    9

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.38%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.38%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480



10   WisdomTree Trust Prospectus

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,200 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $16,063 if the Creation Unit is redeemed after one year, $41,031 if the Creation Unit is redeemed after three years, $68,360 if the Creation Unit is redeemed after five years and $148,524 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   11

WisdomTree Domestic Dividend Funds

o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

--------------------------------------------------------------------------------

WisdomTree LargeCap Dividend Fund

Fund Facts

Cusip Number:

o    97717W307

Exchange Trading Symbol:

o    DLN

--------------------------------------------------------------------------------

WisdomTree LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. As of June 30, 2007, approximately 97% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree LargeCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



12   WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.28%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.28%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $29      $90       $157      $356


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $29      $90       $157      $356


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $11,598 if the Creation Unit is redeemed after one year, $30,031 if the Creation Unit is redeemed after three years, $50,246 if the Creation Unit is redeemed after five years and $109,745 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   13

WisdomTree Domestic Dividend Funds

o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

--------------------------------------------------------------------------------

WisdomTree Dividend Top 100 Fund

Fund Facts

Cusip Number:

o    97717W406

Exchange Trading Symbol:

o    DTN

--------------------------------------------------------------------------------

WisdomTree Dividend Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index that meet specified requirements as of the Index measurement date. Unlike the other WisdomTree Domestic Indexes, which weight Index components based on projected cash dividends, a component's weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists primarily of 100 large-capitalization securities and is, in this sense, a dividend-yield weighted U.S. large-capitalization index. As of June 30, 2007, approximately 86% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Dividend Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



14   WisdomTree Trust Prospectus

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.38%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.38%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480



                                                WisdomTree Trust Prospectus   15

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $12,663 if the Creation Unit is redeemed after one year, $37,631 if the Creation Unit is redeemed after three years, $64,960 if the Creation Unit is redeemed after five years and $145,124 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


16   WisdomTree Trust Prospectus

WisdomTree Domestic Dividend Funds

o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

--------------------------------------------------------------------------------

WisdomTree MidCap Dividend Fund

Fund Facts

Cusip Number:

o    97717W505

Exchange Trading Symbol:

o    DON

--------------------------------------------------------------------------------

WisdomTree MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. A portion of the Index is comprised of stocks issued by REITs. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. A relatively large portion of the Index is comprised of stocks issued by REITs. The Index includes primarily mid-capitalization securities and is, in this sense, a dividend-weighted U.S. mid-capitalization index. As of June 30, 2007, approximately 91% of the capitalization of the Index consisted of companies with market capitalizations between $2.0 billion and $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree MidCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


                                                WisdomTree Trust Prospectus   17

o Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Investments in REITs. The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.38%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.38%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



18   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $16,663 if the Creation Unit is redeemed after one year, $41,631 if the Creation Unit is redeemed after three years, $68,960 if the Creation Unit is redeemed after five years and $149,124 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                  WisdomTree Trust Prospectus 19

WisdomTree Domestic Dividend Funds

o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

--------------------------------------------------------------------------------

WisdomTree SmallCap Dividend Fund

Fund Facts

Cusip Number:

o    97717W604

Exchange Trading Symbol:

o    DES

--------------------------------------------------------------------------------

WisdomTree SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. A portion of the Index is comprised of stocks issued by REITs. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. A relatively large portion of the Index is comprised of stocks issued by REITs. The Index includes primarily small-capitalization securities and is, in this sense, a dividend-weighted U.S. small-capitalization index. As of June 30, 2007, approximately 97% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


20   WisdomTree Trust Prospectus

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


     o Small-capitalization companies may be less financially secure than larger, more established mid- and large- capitalization companies.

     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.


     o Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Investments in REITs. The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.


Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   21

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.38%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.38%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $19,663 if the Creation Unit is redeemed after one year, $44,631 if the Creation Unit is redeemed after three years, $71,960 if the Creation Unit is redeemed after five years and $152,124 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


22   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree DEFA Fund

Fund Facts

Cusip Number:

97717W703

Exchange Trading Symbol:

DWM

--------------------------------------------------------------------------------

WisdomTree DEFA Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the "WisdomTree DEFA Index"). Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree DEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet specified requirements as of the Index measurement date. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements. As of June 30, 2007, approximately 81% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree DEFA Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement,


                                                WisdomTree Trust Prospectus   23
     custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the
Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.48%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.48%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



24   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 250,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $15,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $17,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $15,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $17,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $113,444 if the Creation Unit is redeemed after one year, $291,818 if the Creation Unit is redeemed after three years, $486,681 if the Creation Unit is redeemed after five years and $1,056,334 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   25

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree DEFA High-Yielding Equity Fund

Fund Facts

Cusip Number:

97717W802

Exchange Trading Symbol:

DTH

--------------------------------------------------------------------------------

WisdomTree DEFA High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree DEFA High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-cap index for the high-yielding dividend segment of the industrialized world outside of the U.S. and Canada. As of June 30, 2007, approximately 84% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree DEFA High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and


26   WisdomTree Trust Prospectus
disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



                                                WisdomTree Trust Prospectus   27

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                         $59       $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $9,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $9,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $60,497 if the Creation Unit is redeemed after one year, $149,075 if the Creation Unit is redeemed after three years, $245,657 if the Creation Unit is redeemed after five years and $527,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


28   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree Europe Total Dividend Fund

Fund Facts

Cusip Number:

97717W885

Exchange Trading Symbol:

DEB

--------------------------------------------------------------------------------

WisdomTree Europe Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Europe Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the underlying Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom ("Europe"). Companies must have paid at least $5 million in cash dividends on shares of their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of developed-market Europe. As of June 30, 2007, approximately 85% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement,


                                                WisdomTree Trust Prospectus   29
     custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union
     (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.48%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.48%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



30   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $7,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $49,359 if the Creation Unit is redeemed after one year, $122,807 if the Creation Unit is redeemed after three years, $203,045 if the Creation Unit is redeemed after five years and $437,608 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   31

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree Europe High-Yielding Equity Fund

Fund Facts

Cusip Number:

97717W877

Exchange Trading Symbol:

DEW

--------------------------------------------------------------------------------

WisdomTree Europe High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" -- or indexing -- investment approach designed to track the performance of the WisdomTree Europe High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Europe High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding segment of developed-market Europe. As of June 30, 2007, approximately 89% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and


32   WisdomTree Trust Prospectus
     disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



                                                WisdomTree Trust Prospectus   33

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324       $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $46,497 if the Creation Unit is redeemed after one year, $135,075 if the Creation Unit is redeemed after three years, $231,657 if the Creation Unit is redeemed after five years and $513,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


34   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree Europe SmallCap Dividend Fund

Fund Facts

Cusip Number:

97717W869

Exchange Trading Symbol:

DFE

--------------------------------------------------------------------------------

WisdomTree Europe SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe. As of June 30, 2007, approximately 87% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and


                                                WisdomTree Trust Prospectus   35
     disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union
     (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


     o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.


     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.


     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.


     o Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Industrial Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, overall capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, the volatility of commodity prices and currency exchange rates, and worldwide competition.

o Consumer Cyclical Investing. The Fund generally invests a relatively large percentage of its assets in the "consumer cyclical" sector. The consumer cyclical sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.


Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



36   WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726



                                                WisdomTree Trust Prospectus   37

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $10,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $10,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $61,497 if the Creation Unit is redeemed after one year, $150,075 if the Creation Unit is redeemed after three years, $246,657 if the Creation Unit is redeemed after five years and $528,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


38   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree Japan Total Dividend Fund

Fund Facts

Cusip Number:

97717W851

Exchange Trading Symbol:

DXJ

--------------------------------------------------------------------------------

WisdomTree Japan Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Japan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted broad market index for the dividend-paying segment of Japan. As of June 30, 2007, approximately 64% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the


                                                WisdomTree Trust Prospectus   39

     Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Consumer Cyclical Investing. The Fund generally invests a relatively large percentage of its assets in the "consumer cyclical" industry. The consumer cyclical sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.


Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



40   WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.48%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.00%
Total Annual Fund Operating Expenses(b)                                  0.48%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $6,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $37,451 if the Creation Unit is redeemed after one year, $100,406 if the Creation Unit is redeemed after three years, $169,182 if the Creation Unit is redeemed after five years and $370,236 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   41

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree Japan High-Yielding Equity Fund

Fund Facts

Cusip Number:

97717W844

Exchange Trading Symbol:

DNL

--------------------------------------------------------------------------------

WisdomTree Japan High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Japan High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree Japan High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Japan. As of June 30, 2007, approximately 65% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open


42   WisdomTree Trust Prospectus
     on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent a Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions in that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



                                                WisdomTree Trust Prospectus   43

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $6,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $40,569 if the Creation Unit is redeemed after one year, $116,493 if the Creation Unit is redeemed after three years, $199,277 if the Creation Unit is redeemed after five years and $440,457 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


44   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree Japan SmallCap Dividend Fund

Fund Facts

Cusip Number:

97717W836

Exchange Trading Symbol:

DFJ

--------------------------------------------------------------------------------

WisdomTree Japan SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan. As of June 30, 2007, approximately 90% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase


                                                WisdomTree Trust Prospectus   45
     or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


     o Small-capitalization companies may be less financially secure than larger, more established mid-and large-capitalization companies.


     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than the market as a whole or other types of securities.


     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.


     o Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Consumer Cyclical Investing. The Fund generally invests a relatively large percentage of its assets in the "consumer cyclical" industry. The consumer cyclical sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.



46   WisdomTree Trust Prospectus

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324       $726



                                                WisdomTree Trust Prospectus   47

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $39,641 if the Creation Unit is redeemed after one year, $102,911 if the Creation Unit is redeemed after three years, $171,898 if the Creation Unit is redeemed after five years and $372,881 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


48   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan Total Dividend Fund

Fund Facts

Cusip Number:

97717W828

Exchange Trading Symbol:

DND

--------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Pacific ex-Japan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Hong Kong, Singapore, Australia and New Zealand. As of June 30, 2007, approximately 67% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Pacific ex-Japan Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open


                                                WisdomTree Trust Prospectus   49
     on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies are generally in recession. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund generally invests a relatively large percentage of its assets in companies organized in Australia or Hong Kong.

o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



50   WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.48%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.48%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $50,359 if the Creation Unit is redeemed after one year, $123,807 if the Creation Unit is redeemed after three years, $204,045 if the Creation Unit is redeemed after five years and $438,608 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   51

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Fund Facts

Cusip Number:

97717W810

Exchange Trading Symbol:

DNH

--------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Pacific ex-Japan High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree Pacific ex-Japan High-Yielding Equity Index measures the performance of the highest dividend paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Hong Kong, Singapore, Australia and New Zealand. As of June 30, 2007, approximately 59% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Pacific ex-Japan High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement,


52   WisdomTree Trust Prospectus
     custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies are generally in recession. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund generally invests a significant percentage of its assets (sometimes more than 80%) in companies organized in Australia.

o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   53

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment,but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $3,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $48,497 if the Creation Unit is redeemed after one year, $137,075 if the Creation Unit is redeemed after three years, $233,657 if the Creation Unit is redeemed after five years and $515,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


54   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree International LargeCap Dividend Fund

Fund Facts

Cusip Number:

97717W794

Exchange Trading Symbol:

DOL

--------------------------------------------------------------------------------

WisdomTree International LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of markets in Europe, Far East Asia and Australasia and that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of large-capitalization securities. In this sense, it is a dividendweighted, large-capitalization index for Europe, Far East Asia and Australasia. As of June 30, 2007, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International LargeCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase


                                                WisdomTree Trust Prospectus   55
     or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.48%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.48%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



56   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $49      $154      $269      $604


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $6,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $46,359 if the Creation Unit is redeemed after one year, $119,807 if the Creation Unit is redeemed after three years, $200,045 if the Creation Unit is redeemed after five years and $434,608 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   57

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree International Dividend Top 100 Fund

Fund Facts

Cusip Number:

97717W786

Exchange Trading Symbol:

DOO

--------------------------------------------------------------------------------

WisdomTree International Dividend Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree International Dividend Top 100 Index measures the performance of 100 high dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index that meet specified requirements as of the Index measurement date. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component's weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its annual dividend yield by the sum of all the annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities. In this sense, it is a dividend-yield weighted large-capitalization developed market index for Europe, Far East Asia and Australasia. As of June 30, 2007, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Dividend Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include


58   WisdomTree Trust Prospectus
     fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



                                                WisdomTree Trust Prospectus   59

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $46,497 if the Creation Unit is redeemed after one year, $135,075 if the Creation Unit is redeemed after three years, $231,657 if the Creation Unit is redeemed after five years and $513,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


60   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree International MidCap Dividend Fund

Fund Facts

Cusip Number:

97717W778

Exchange Trading Symbol:

DIM

--------------------------------------------------------------------------------

WisdomTree International MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of primarily mid-capitalization securities. In this sense, it is a dividend-weighted, mid-capitalization index for Europe, Far East Asia and Australasia. As of June 30, 2007, approximately 74% of the capitalization of the Index consisted of companies with market capitalizations between $2.0 and $10.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International MidCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open


                                                WisdomTree Trust Prospectus   61
     on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Mid-Capitalization Investing. The Fund invests primarily in mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.


     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.



62   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $57,497 if the Creation Unit is redeemed after one year, $146,075 if the Creation Unit is redeemed after three years, $242,657 if the Creation Unit is redeemed after five years and $524,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   63

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund


o    WisdomTree Emerging Markets High-Yielding Equity Fund


--------------------------------------------------------------------------------

WisdomTree International SmallCap Dividend Fund

Fund Facts

Cusip Number:

97717W760

Exchange Trading Symbol:

DLS

--------------------------------------------------------------------------------

WisdomTree International SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of primarily smallcapitalization securities. In this sense, it is a dividend-weighted, small-capitalization index for Europe, Far East Asia and Australasia. As of June 30, 2007, approximately 76% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open


WisdomTree Trust Prospectus    64
     on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Small-Capitalization Investing. The Fund invests primarily in small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


     o Small-capitalization companies may be less financially secure than larger, more established mid- and large capitalization companies.


     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.


     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.


     o Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Japan.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Industrial Sector Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. The industry sector can be significantly affected by, among other things, overall capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, the volatility of commodity prices and currency exchange rates, and worldwide competition.


Performance Information


Although the Fund commenced operations on June 16, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   65

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.00%
Total Annual Fund Operating Expenses(b)                                    0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726



You would pay the following expenses if you did not redeem your shares:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726



66   WisdomTree Trust Prospectus

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $10,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $10,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $61,497 if the Creation Unit is redeemed after one year, $150,075 if the Creation Unit is redeemed after three years, $246,657 if the Creation Unit is redeemed after five years and $528,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                               WisdomTree Trust Prospectus    67

WisdomTree International Dividend Funds

o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

o    WisdomTree Emerging Markets High-Yielding Equity Fund

--------------------------------------------------------------------------------

WisdomTree Emerging Markets High-Yielding Equity Fund

Fund Facts

Cusip Number:

o    97717W315

Exchange Trading Symbol:

o    DEM

--------------------------------------------------------------------------------

WisdomTree Emerging Markets High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Emerging Markets High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Emerging Markets High-Yielding Equity Index measures the performance of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, midcapitalization and small-capitalization securities. As of June 30, 2007, approximately 47% of the Index consisted of companies with market capitalizations over $10 billion and 41% of the Index consisted of companies with market capitalizations between $2 and $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the Wisdom Tree Emerging Markets High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



68   WisdomTree Trust Prospectus

o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Taiwan, Brazil and South Korea.

o Basic Materials Investing. The Fund may invest a relatively large amount of its assets in companies in the international Basic Materials sector. As such, the Fund is more likely to be impacted by risks or events affecting this sector of the world economy. These risks include but are not limited to: commodity price volatility, sluggish demand for basic materials, world economic growth, product liability for environmental damage, depletion of natural resources, technological progress, and government regulations.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   69

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.



Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.63%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.63%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $64      $202      $351      $786


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $64      $202      $351      $786



Creation and Redemption Transaction Fees for Creation Units

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $9,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $9,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $50,188 if the Creation Unit is redeemed after one year, $118,846 if the Creation Unit is redeemed after three years, $193,636 if the Creation Unit is redeemed after five years and $411,152 if the Creation Unit is redeemed after ten years.

----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.



70   WisdomTree Trust Prospectus

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.


Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.

The basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the Trust's Annual Report to Shareholders for the period ended March 31, 2007.


WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:


                                                WisdomTree Trust Prospectus   71

Name of Fund                                                      Management Fee
--------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
WisdomTree Total Dividend Fund                                         0.28%
WisdomTree High-Yielding Equity Fund                                   0.38%
WisdomTree LargeCap Dividend Fund                                      0.28%
WisdomTree Dividend Top 100 Fund                                       0.38%
WisdomTree MidCap Dividend Fund                                        0.38%
WisdomTree SmallCap Dividend Fund                                      0.38%
WisdomTree International Dividend Funds
WisdomTree DEFA Fund                                                   0.48%
WisdomTree DEFA High-Yielding Equity Fund                              0.58%
WisdomTree Europe Total Dividend Fund                                  0.48%
WisdomTree Europe High-Yielding Equity Fund                            0.58%
WisdomTree Europe SmallCap Dividend Fund                               0.58%
WisdomTree Japan Total Dividend Fund                                   0.48%
WisdomTree Japan High-Yielding Equity Fund                             0.58%
WisdomTree Japan SmallCap Dividend Fund                                0.58%
WisdomTree Pacific ex-Japan Total Dividend Fund                        0.48%
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                  0.58%
WisdomTree International LargeCap Dividend Fund                        0.48%
WisdomTree International Dividend Top 100 Fund                         0.58%
WisdomTree International MidCap Dividend Fund                          0.58%
WisdomTree International SmallCap Dividend Fund                        0.58%
WisdomTree Emerging Markets High-Yielding Equity Fund                  0.63%



WisdomTree Asset Management is a registered investment adviser with offices located at 48 Wall Street, Suite 1100, New York, NY 10005.


Sub-Adviser


BNY Investment Advisors, a separately identifiable division of The Bank of New York, a New York state banking corporation, serves as the sub-adviser for each Fund (the "Sub-Adviser"). BNY Investment Advisors has its principal place of business at 1633 Broadway, 13th Floor, New York, New York, 10019. The Bank of New York began offering investment services in the 1830s, and as of June 2007 managed more that $142 billion in investments for institutions and individuals. The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.


The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Equity Funds:

     o 5 basis points (0.05%) of the first $100 million in combined daily net assets of all Domestic Equity Funds; and

     o 3 basis points (0.03%) of the combined daily net assets of all Domestic Equity Funds in excess of $100 million.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

     o 20 basis points (0.20%) of the first $50 million in the total daily net assets of all International Funds;

     o 15 basis points (0.15%) of the next $50 million in the total daily net assets of all International Funds;


72   WisdomTree Trust Prospectus

     o 10 basis points (0.10%) of the total daily net assets of all International Funds in excess of $100 million; and

     o 5 basis points (0.05%) of the total daily net assets of all International Funds in excess of $1 billion.

Portfolio Managers

Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack, and Todd Rose. Mr. Zyla manages this Division. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Managing Director, CIO and Head of Index Management in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms Krisko also worked as a senior quantitative equity portfolio manager and trader for The Vanguard Group. Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Fund Management Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Division, Mr Rose worked in the Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Mr. Zyla manages the team.

The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information


Additional shareholder information is available free of charge by calling:
1-866-909-WISE (9473) or visiting the Funds' website at www.wisdomtree.com.


Buying and Selling Shares


Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.



                                                WisdomTree Trust Prospectus   73

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events may include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day. Since the International Equity Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.


74   WisdomTree Trust Prospectus

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Since frequent in-kind purchases and redemptions of shares of a Fund do not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capital gains or otherwise harm the Fund shareholders, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent purchases and redemptions of Fund shares ("frequent trading"). Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the aforementioned harmful effects that may result from frequent cash trades.

Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The vast majority of trading in shares of the Funds occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund shares. Because these trades do not involve the issuing Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades.


                                                WisdomTree Trust Prospectus   75

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

     o    A Fund makes distributions,

     o    You sell shares, and

     o    You purchase or redeem Creation Units.

Taxes on Distributions


Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of a Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of WisdomTree DEFA Fund, WisdomTree DEFA High-Yielding Equity Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan High-Yielding Equity Fund, WisdomTree International LargeCap Fund, WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Fund,WisdomTree International SmallCap Dividend Fund and WisdomTree Emerging Markets High-Yielding Equity Fund will consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.



76   WisdomTree Trust Prospectus

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Fund Shares are Sold

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and a cash component. The Internal Revenue Service, however, may assert a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current law, any capital gain or loss realized upon the redemption (or creation) of Creation Units will generally be treated as long-term capital gain or loss if the shares (or equity securities) have been held for more than one year and otherwise as short-term capital gain or loss.

Under current federal tax law, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.


                                                WisdomTree Trust Prospectus   77

Creation and Redemption


The shares that trade in the secondary market are "created" at NAV. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and pays or receives a specified amount of cash equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities ("cash component") in exchange for a specified number of Creation Units. Each business day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security to be included in that day's basket. Each Fund reserves the right to accept a basket of securities or cash that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and the payment or receipt of the specified cash component. Except when aggregated in Creation Units, shares are not redeemable by a Fund. Each Fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.


Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Authorized Participants and the Continuous Offering of Shares


Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.


Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees for creations and redemptions using the "in-kind" creation and redemption process are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units


78   WisdomTree Trust Prospectus
redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.


The following table also shows, as of July 1, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.



                                                         Approximate    Standard Creation/   Maximum Creation/
                                                         Value of One        Redemption          Redemption
Name of Fund                                            Creation Unit     Transaction Fee     Transaction Fee
--------------------------------------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
WisdomTree Total Dividend Fund                           $ 3,000,000          $ 4,000             $ 8,500
WisdomTree High-Yielding Equity Fund                     $ 3,000,000          $ 2,200             $ 2,500
WisdomTree LargeCap Dividend Fund                        $ 3,000,000          $ 1,500             $ 2,000
WisdomTree Dividend Top 100 Fund                         $ 3,000,000          $   500             $   600
WisdomTree MidCap Dividend Fund                          $ 3,000,000          $ 2,500             $ 3,000
WisdomTree SmallCap Dividend Fund                        $ 3,000,000          $ 4,000             $ 4,500
WisdomTree International Dividend Funds
WisdomTree DEFA Fund                                     $17,000,000          $15,000             $50,000
WisdomTree DEFA High-Yielding Equity Fund                $ 7,000,000          $ 9,500             $20,000
WisdomTree Europe Total Dividend Fund                    $ 7,000,000          $ 7,500             $25,000
WisdomTree Europe High-Yielding Equity Fund              $ 7,000,000          $ 2,500             $ 7,500
WisdomTree Europe SmallCap Dividend Fund                 $ 7,000,000          $10,000             $11,000
WisdomTree Japan Total Dividend Fund                     $ 6,000,000          $ 4,000             $10,000
WisdomTree Japan High-Yielding Equity Fund               $ 6,000,000          $ 2,500             $ 3,500
WisdomTree Japan SmallCap Dividend Fund                  $ 5,000,000          $ 5,000             $ 6,000
WisdomTree Pacific ex-Japan Total Dividend Fund          $ 7,000,000          $ 8,000             $18,500
WisdomTree Pacific ex-Japan High-Yielding Equity Fund    $ 7,000,000          $ 3,500             $ 4,500
WisdomTree International LargeCap Dividend Fund          $ 7,000,000          $ 6,000             $ 8,000
WisdomTree International Dividend Top 100 Fund           $ 7,000,000          $ 2,500             $ 3,500
WisdomTree International MidCap Dividend Fund            $ 7,000,000          $ 8,000             $20,000
WisdomTree International SmallCap Dividend Fund          $ 7,000,000          $10,000             $25,000
WisdomTree Emerging Markets High-Yielding Equity Fund    $ 5,000,000          $ 9,000             $27,000


Distribution


ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.


The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.


                                                WisdomTree Trust Prospectus   79

Additional Notices


Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.


WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.


The Funds,WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor's ("S&P") to calculate the Emerging Markets High-Yielding Equity Index. S&P shall have no liability for any errors or omissions in calculating this Index.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). For the period June 16, 2006 (commencement of investment operations) through March 31, 2007 (the Funds' fiscal year end), the information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

Information is not presented for the Emerging Markets High-Yielding Equity Fund as this Fund had not commenced operations as of the end of the fiscal year.



80   WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree Total Dividend Fund                                   March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $50.32
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            1.18
   Net realized and unrealized gain                                    7.28
--------------------------------------------------------------------------------
Total from investment operations                                       8.46
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.91)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.91)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $57.87
================================================================================
TOTAL RETURN(3)                                                       16.84%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $89,698
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                     0.28%(4)
   Expenses, prior to expense reimbursements/waivers                   0.31%(4)
   Net investment income                                               2.76%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               12%
================================================================================



                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree High-Yielding Equity Fund                             March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 50.01
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                           1.56
   Net realized and unrealized gain                                   7.54
--------------------------------------------------------------------------------
Total from investment operations                                      9.10
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (1.12)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (1.12)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $ 57.99
================================================================================
TOTAL RETURN(3)                                                       18.23%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $205,874
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                     0.38%(4)
   Expenses, prior to expense reimbursements/waivers                   0.40%(4)
   Net investment income                                               3.68%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               11%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



                                                WisdomTree Trust Prospectus   81

WisdomTree Domestic Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree LargeCap Dividend Fund                                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 50.34
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            1.11
   Net realized and unrealized gain                                    7.32
--------------------------------------------------------------------------------
Total from investment operations                                       8.43
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.80)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.80)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $ 57.97
================================================================================
TOTAL RETURN(3)                                                      16.77%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $333,339
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                     0.28%(4)
   Expenses, prior to expense reimbursements/waivers                   0.29%(4)
   Net investment income                                               2.65%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               13%
================================================================================



                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree Dividend Top 100 Fund                                  March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 50.12
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            1.40
   Net realized and unrealized gain                                    9.09
--------------------------------------------------------------------------------
Total from investments operations                                     10.49
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.92)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.92)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $ 59.69
================================================================================
TOTAL RETURN(3)                                                       20.99%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $188,009
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                     0.38%(4)
   Expenses, prior to expense reimbursements/waivers                   0.40%(4)
   Net investment income                                               3.29%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               21%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



82   WisdomTree Trust Prospectus

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree MidCap Dividend Fund                                  March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 50.21
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             1.45
   Net realized and unrealized gain                                     7.41
--------------------------------------------------------------------------------
Total from investment operations                                        8.86
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                               (1.04)
   Capital gains                                                       (0.01)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                      (1.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 58.02
--------------------------------------------------------------------------------
TOTAL RETURN(3)                                                        17.71%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $78,333
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.38%(4)
   Expenses, prior to expense reimbursements/waivers                    0.43%(4)
   Net investment income                                                3.47%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                12%
================================================================================



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree SmallCap Dividend Fund                                 March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  50.24
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             1.79
   Net realized and unrealized gain                                     6.65
--------------------------------------------------------------------------------
Total from investments operations                                       8.44
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                               (1.27)
--------------------------------------------------------------------------------
Total dividends to shareholders                                        (1.27)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  57.41
================================================================================
TOTAL RETURN(3)                                                        16.88%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $111,948
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.38%(4)
   Expenses, prior to expense reimbursements/waivers                    0.42%(4)
   Net investment income                                                4.25%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                16%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



                                                WisdomTree Trust Prospectus   83

Financial Highlights

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                  For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree DEFA Fund                                             March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  49.94
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             0.86
   Net realized and unrealized gain                                    13.58
--------------------------------------------------------------------------------
Total from investment operations                                       14.44
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                               (0.21)
   Capital gains                                                       (0.02)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                      (0.23)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  64.15
--------------------------------------------------------------------------------
TOTAL RETURN(3)                                                        28.94%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $128,303
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.48%(4)
   Expenses, prior to expense reimbursements/waivers                    0.51%(4)
   Net investment income                                                1.97%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                11%
================================================================================



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree DEFA High-Yielding Equity Fund                        March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  49.77
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             1.19
   Net realized and unrealized gain                                    12.94
--------------------------------------------------------------------------------
Total from investment operations                                       14.13
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                               (0.28)
--------------------------------------------------------------------------------
Total dividends to shareholders                                        (0.28)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  63.62
================================================================================
TOTAL RETURN(3)                                                        28.41%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $184,498
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.58%(4)
   Expenses, prior to expense reimbursements/waivers                    0.61%(4)
   Net investment income                                                2.71%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                19%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



84   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree Europe Total Dividend Fund                            March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 49.95
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             0.73
   Net realized and unrealized gain                                    13.17
--------------------------------------------------------------------------------
Total from investment operations                                       13.90
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                               (0.21)
   Capital gains                                                       (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                      (0.21)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 63.64
================================================================================
TOTAL RETURN(3)                                                        27.84%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $38,185
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.48%(4)
   Expenses, prior to expense reimbursements/waivers                    0.58%(4)
   Net investment income                                                1.71%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                24%
================================================================================



                                                                  For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree Europe High-Yielding Equity Fund                      March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 49.83
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             1.09
   Net realized and unrealized gain                                    12.55
--------------------------------------------------------------------------------
Total from investment operations                                       13.64
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                               (0.32)
--------------------------------------------------------------------------------
Total dividends to shareholders                                        (0.32)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 63.15
================================================================================
TOTAL RETURN(3)                                                        27.39%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $50,520
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.58%(4)
   Expenses, prior to expense reimbursements/waivers                    0.65%(4)
   Net investment income                                                2.44%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                24%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

6.   Amount is less than $0.005.



                                                WisdomTree Trust Prospectus   85

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree Europe SmallCap Dividend Fund                         March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 50.42
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            1.31
   Net realized and unrealized gain                                   18.89
--------------------------------------------------------------------------------
Total from investment operations                                      20.20
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.47)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.47)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $ 70.15
================================================================================
TOTAL RETURN(3)                                                       40.14%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $147,316
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                    0.58%(4)
   Expenses, prior to expense reimbursements/waivers                  0.62%(4)
   Net investment income                                              2.99%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               47%
================================================================================



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree Japan Total Dividend Fund                             March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $50.32
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            0.56
   Net realized and unrealized gain                                    6.33
--------------------------------------------------------------------------------
Total from investment operations                                       6.89
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.21)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.21)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $57.00
================================================================================
TOTAL RETURN(3)                                                       13.71%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $51,301
Ratio to average net assets of:
   Expenses, net of expense reimbursements                             0.48%(4)
   Expenses, prior to expense reimbursements                           0.54%(4)
   Net investment income                                               1.40%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               6%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



86   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree Japan High-Yielding Equity Fund                       March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $50.14
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            1.18
   Net realized and unrealized gain                                    8.44
--------------------------------------------------------------------------------
Total from investment operations                                       9.62
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.34)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.34)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $59.42
================================================================================
TOTAL RETURN(3)                                                       19.22%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $95,069
Ratio to average net assets of:
   Expenses, net of expense reimbursements                             0.58%(4)
   Expenses, prior to expense reimbursements                           0.64%(4)
   Net investment income                                               3.00%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               6%
================================================================================



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree Japan SmallCap Dividend Fund                          March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $50.69
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            0.95
   Net realized and unrealized gain                                    0.74
--------------------------------------------------------------------------------
Total from investment operations                                       1.69
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.05)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $52.33
================================================================================
TOTAL RETURN(3)                                                        3.34%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $99,419
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                     0.58%(4)
   Expenses, prior to expense reimbursements/waivers                   0.64%(4)
   Net investment income                                               2.75%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               25%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



                                                WisdomTree Trust Prospectus   87

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree Pacific ex-Japan Total Dividend Fund                  March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $49.71
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            1.40
   Net realized and unrealized gain                                   16.85
--------------------------------------------------------------------------------
Total from investment operations                                      18.25
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.39)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.39)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $67.57
================================================================================
TOTAL RETURN(3)                                                       36.80%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $74,329
Ratio to average net assets of:
   Expenses, net of expense reimbursements                             0.48%(4)
   Expenses, prior to expense reimbursements                           0.54%(4)
   Net investment income                                               3.31%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               21%
================================================================================



                                                                 For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree Pacific ex-Japan High-Yielding Equity Fund            March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $49.02
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                            2.18
   Net realized and unrealized gain                                   16.40
--------------------------------------------------------------------------------
Total from investment operations                                      18.58
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                              (0.52)
--------------------------------------------------------------------------------
Total dividends to shareholders                                       (0.52)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $67.08
================================================================================
TOTAL RETURN(3)                                                       38.02%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $87,205
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                     0.58%(4)
   Expenses, prior to expense reimbursements/waivers                   0.63%(4)
   Net investment income                                               5.11%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               7%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



88   WisdomTree Trust Prospectus

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                  For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree International LargeCap Dividend Fund                  March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 49.86
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             0.85
   Net realized and unrealized gain                                    12.14
--------------------------------------------------------------------------------
Total from investment operations                                       12.99
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                               (0.30)
--------------------------------------------------------------------------------
Total dividends to shareholders                                        (0.30)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 62.55
================================================================================
TOTAL RETURN(3)                                                        26.08%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $87,569
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.48%(4)
   Expenses, prior to expense reimbursements/waivers                    0.52%(4)
   Net investment income                                                1.99%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                 8%
================================================================================



                                                                  For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree International Dividend Top 100 Fund                   March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  49.77
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             1.03
   Net realized and unrealized gain                                    15.80
--------------------------------------------------------------------------------
Total from investment operations                                       16.83
--------------------------------------------------------------------------------
Dividends and distributiond to shareholders:
  Net investment income                                                (0.22)
  Capital gains                                                        (0.01)
--------------------------------------------------------------------------------
Total dividends and distributiond to shareholders                      (0.23)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  66.37
================================================================================
TOTAL RETURN(3)                                                        33.83%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $278,743
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.58%(4)
   Expenses, prior to expense reimbursements/waivers                    0.60%(4)
   Net investment income                                                2.30%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                 8%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



                                                WisdomTree Trust Prospectus   89

Financial Highlights (concluded)

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                                  For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree International MidCap Dividend Fund                    March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  50.13
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             1.08
   Net realized and unrealized gain                                    16.73
--------------------------------------------------------------------------------
Total from investment operations                                       17.81
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                               (0.38)
--------------------------------------------------------------------------------
Total dividends to shareholders                                        (0.38)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  67.56
================================================================================
TOTAL RETURN(3)                                                        35.57%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $168,889
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.58%(4)
   Expenses, prior to expense reimbursements/waivers                    0.61%(4)
   Net investment income                                                2.53%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                44%
================================================================================



                                                                  For the period
                                                                June 16, 2006(1)
                                                                     through
WisdomTree International SmallCap Dividend Fund                   March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  50.35
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                             1.43
   Net realized and unrealized gain                                    16.28
--------------------------------------------------------------------------------
Total from investment operations                                       17.71
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                               (0.26)
--------------------------------------------------------------------------------
Total dividends to shareholders                                        (0.26)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  67.80
================================================================================
TOTAL RETURN(3)                                                        35.21%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $298,315
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                      0.58%(4)
   Expenses, prior to expense reimbursements/waivers                    0.60%(4)
   Net investment income                                                3.33%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                39%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


90   WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited)


WisdomTree Domestic Dividend Funds

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of end of day premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities. The information is presented for the period from June 16, 2006 (commencement of investment operations) through June 29, 2007.



                                                         Market Price Above or       Market Price Below
                                                       Equal to Net Asset Value       Net Asset Value
                                                       ------------------------   -----------------------
                                        Basis Point      Number   Percentage of    Number   Percentage of
                                       Differential*    of Days     Total Days    of Days     Total Days
---------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
June 16, 2006 - June 29, 2007               0-24.9        138         52.87%        116         44.44%
                                       ------------------------------------------------------------------
                                           25-49.9          3          1.15%          3          1.15%
                                       ------------------------------------------------------------------
                                           50-74.9          0          0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                          75-100.0          0          0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                            >100.0          1          0.38%          0          0.00%
                                       ------------------------------------------------------------------
                                             Total        142         54.41%        119         45.59%
---------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund
June 16, 2006 - June 29, 2007               0-24.9        137         52.49%        121         46.36%
                                       ------------------------------------------------------------------
                                           25-49.9          2          0.77%          1          0.38%
                                       ------------------------------------------------------------------
                                           50-74.9          0          0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                          75-100.0          0          0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                            >100.0          0          0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                             Total        139         53.26%        122         46.74%
---------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund
June 16, 2006 - June 29, 2007               0-24.9        177         67.82%         59         22.61%
                                       ------------------------------------------------------------------
                                           25-49.9         14          5.36%          4          1.53%
                                       ------------------------------------------------------------------
                                           50-74.9          2          0.77%          0          0.00%
                                       ------------------------------------------------------------------
                                          75-100.0          0          0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                            >100.0          5          1.92%          0          0.00%
                                       ------------------------------------------------------------------
                                             Total        198         75.86%         63         24.14%
---------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund
June 16, 2006 - June 29, 2007               0-24.9        164         62.84%         81         31.03%
                                       ------------------------------------------------------------------
                                           25-49.9          6          2.30%          0          0.00%
                                       ------------------------------------------------------------------
                                           50-74.9          3          1.15%          0          0.00%
                                       ------------------------------------------------------------------
                                          75-100.0          1          0.38%          0          0.00%
                                       ------------------------------------------------------------------
                                            >100.0          5          1.92%          1          0.38%
                                       ------------------------------------------------------------------
                                             Total        179         68.58%         82         31.42%
---------------------------------------------------------------------------------------------------------



                                                WisdomTree Trust Prospectus   91

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)


WisdomTree Domestic Dividend Funds



                                                      Market Price Above or       Market Price Below
                                                    Equal to Net Asset Value       Net Asset Value
                                                    ------------------------   -----------------------
                                     Basis Point      Number   Percentage of    Number   Percentage of
                                    Differential*    of Days     Total Days    of Days     Total Days
------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund
June 16, 2006 - June 29, 2007            0-24.9        144         55.17%         99         37.93%
                                    ------------------------------------------------------------------
                                        25-49.9          8          3.07%          4          1.53%
                                    ------------------------------------------------------------------
                                        50-74.9          0          0.00%          0          0.00%
                                    ------------------------------------------------------------------
                                       75-100.0          1          0.38%          0          0.00%
                                    ------------------------------------------------------------------
                                         >100.0          4          1.53%          1          0.38%
                                    ------------------------------------------------------------------
                                          Total        157         60.15%        104         39.85%
------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund
June 16, 2006 - June 29, 2007            0-24.9        162         62.07%         63         24.14%
                                    ------------------------------------------------------------------
                                        25-49.9         25          9.58%          4          1.53%
                                    ------------------------------------------------------------------
                                        50-74.9          0          0.00%          0          0.00%
                                    ------------------------------------------------------------------
                                       75-100.0          2          0.77%          0          0.00%
                                    ------------------------------------------------------------------
                                         >100.0          5          1.92%          0          0.00%
                                    ------------------------------------------------------------------
                                          Total        194         74.33%         67         25.67%
------------------------------------------------------------------------------------------------------



*    A basis point equals one-hundredth of one percent (0.01%).



92   WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited)


WisdomTree International Dividend Funds

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the terra "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of end of day premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

The information is presented for the period from June 16, 2006 (commencement of investment operations) through June 29, 2007. Information is not presented for the Emerging Markets High-Yielding Equity Fund as this Fund was not in operation on June 29, 2007.



                                                                Market Price Above or       Market Price Below
                                                              Equal to Net Asset Value       Net Asset Value
                                                              ------------------------   -----------------------
                                               Basis Point      Number   Percentage of    Number   Percentage of
                                              Differential*    of Days     Total Days    of Days     Total Days
----------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund
June 16, 2006 - June 29, 2007                      0-24.9         42         16.09%         21          8.05%
                                              ------------------------------------------------------------------
                                                  25-49.9         73         27.97%         14          5.36%
                                              ------------------------------------------------------------------
                                                  50-74.9         54         20.69%          6          2.30%
                                              ------------------------------------------------------------------
                                                 75-100.0         24          9.20%          0          0.00%
                                              ------------------------------------------------------------------
                                                   >100.0         22          8.43%          5          1.92%
                                              ------------------------------------------------------------------
                                                    Total        215         82.38%         46         17.62%
----------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund
June 16, 2006 - June 29, 2007                      0-24.9         39         14.94%         21          8.05%
                                              ------------------------------------------------------------------
                                                  25-49.9         66         25.29%         14          5.36%
                                              ------------------------------------------------------------------
                                                  50-74.9         49         18.77%          6          2.30%
                                              ------------------------------------------------------------------
                                                 75-100.0         37         14.18%          0          0.00%
                                              ------------------------------------------------------------------
                                                   >100.0         24          9.20%          5          1.92%
                                              ------------------------------------------------------------------
                                                    Total        215         82.38%         46         17.62%
----------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund
June 16, 2006 - June 29, 2007
                                                   0-24.9         58         22.22%         29         11.11%
                                              ------------------------------------------------------------------
                                                  25-49.9         57         21.84%         15          5.75%
                                              ------------------------------------------------------------------
                                                  50-74.9         43         16.48%          9          3.45%
                                              ------------------------------------------------------------------
                                                 75-100.0         22          8.43%          4          1.53%
                                              ------------------------------------------------------------------
                                                   >100.0         19          7.28%          5          1.92%
                                              ------------------------------------------------------------------
                                                    Total        199         76.25%         62         23.75%
----------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund
June 16, 2006 - June 29, 2007
                                                   0-24.9         61         23.37%         32         12.26%
                                              ------------------------------------------------------------------
                                                  25-49.9         53         20.31%         13          4.98%
                                              ------------------------------------------------------------------
                                                  50-74.9         45         17.24%          7          2.68%
                                              ------------------------------------------------------------------
                                                 75-100.0         21          8.05%          6          2.30%
                                              ------------------------------------------------------------------
                                                   >100.0         21          8.05%          2          0.77%
                                              ------------------------------------------------------------------
                                                    Total        201         77.01%         60         22.99%
----------------------------------------------------------------------------------------------------------------



*    A basis point equals one-hundredth of one percent (0.01%).



                                                WisdomTree Trust Prospectus   93

WisdomTree International Dividend Funds



                                                                    Market Price Above or       Market Price Below
                                                                  Equal to Net Asset Value       Net Asset Value
                                                               ---------------------------   -----------------------
                                                   Basis Point     Number   Percentage of     Number   Percentage of
                                                  Differential*   of Days     Total Days     of Days     Total Days
--------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund
June 16, 2006 - June 29, 2007
                                                       0-24.9        44          16.86%         16          6.13%
                                                      25-49.9        57          21.84%         15          5.75%
                                                      50-74.9        55          21.07%          6          2.30%
                                                     75-100.0        25           9.58%          2          0.77%
                                                       >100.0        34          13.03%          7          2.68%
                                                  ------------------------------------------------------------------
                                                        Total       215          82.38%         46         17.62%
--------------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund
June 16, 2006 - June 29, 2007
                                                       0-24.9        36          13.79%         27         10.34%
                                                      25-49.9        42          16.09%         19          7.28%
                                                      50-74.9        37          14.18%         11          4.21%
                                                     75-100.0        32          12.26%          3          1.15%
                                                       >100.0        44          16.86%         10          3.83%
                                                  ------------------------------------------------------------------
                                                        Total       191          73.18%         70         26.82%
--------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund
June 16, 2006 - June 29, 2007                          0-24.9        31          11.88%         30         11.49%
                                                      25-49.9        37          14.18%         18          6.90%
                                                      50-74.9        42          16.09%         14          5.36%
                                                     75-100.0        28          10.73%          4          1.53%
                                                       >100.0        47          18.01%         10          3.83%
                                                  ------------------------------------------------------------------
                                                        Total       185          70.88%         76         29.12%
--------------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund
June 16, 2006 - June 29, 2007                          0-24.9        35          13.41%         21          8.05%
                                                      25-49.9        49          18.77%         21          8.05%
                                                      50-74.9        24           9.20%         11          4.21%
                                                     75-100.0        36          13.79%          9          3.45%
                                                       >100.0        42          16.09%         13          4.98%
                                                  ------------------------------------------------------------------
                                                        Total       186          71.26%         75         28.74%
--------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund
June 16, 2006 - June 29, 2007                          0-24.9        50          19.16%         28         10.73%
                                                      25-49.9        46          17.62%         26          9.96%
                                                      50-74.9        33          12.64%          8          3.07%
                                                     75-100.0        27          10.34%          9          3.45%
                                                       >100.0        20           7.66%         14          5.36%
                                                  ------------------------------------------------------------------
                                                        Total       176          67.43%         85         32.57%
--------------------------------------------------------------------------------------------------------------------



*    A basis point equals one-hundredth of one percent (0.01%).



94   WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

WisdomTree International Dividend Funds



                                                                    Market Price Above or       Market Price Below
                                                                  Equal to Net Asset Value       Net Asset Value
                                                                  ------------------------   -----------------------
                                                   Basis Point     Number   Percentage of     Number   Percentage of
                                                  Differential*   of Days     Total Days     of Days     Total Days
--------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity
Fund
June 16, 2006 - June 29, 2007                          0-24.9        43          16.48%         30         11.49%
                                                      25-49.9        48          18.39%         24          9.20%
                                                      50-74.9        27          10.34%         13          4.98%
                                                     75-100.0        32          12.26%          8          3.07%
                                                       >100.0        21           8.05%         15          5.75%
                                                  ------------------------------------------------------------------
                                                        Total       171          65.52%         90         34.48%
--------------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund
June 16, 2006 - June 29, 2007                          0-24.9        33          12.64%         21          8.05%
                                                      25-49.9        81          31.03%          8          3.07%
                                                      50-74.9        51          19.54%          3          1.15%
                                                     75-100.0        24           9.20%          0          0.00%
                                                       >100.0        36          13.79%          4          1.53%
                                                  ------------------------------------------------------------------
                                                        Total       225          86.21%         36         13.79%
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund
June 16, 2006 - June 29, 2007
                                                       0-24.9        31          11.88%         14          5.36%
                                                      25-49.9        69          26.44%          8          3.07%
                                                      50-74.9        69          26.44%          2          0.77%
                                                     75-100.0        25           9.58%          0          0.00%
                                                       >100.0        39          14.94%          4          1.53%
                                                  ------------------------------------------------------------------
                                                        Total       233          89.27%         28         10.73%
--------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund
June 16, 2006 - June 29, 2007                          0-24.9        34          13.03%         17          6.51%
                                                      25-49.9        67          25.67%         11          4.21%
                                                      50-74.9        61          23.37%          1          0.38%
                                                     75-100.0        24           9.20%          2          0.77%
                                                       >100.0        40          15.33%          4          1.53%
                                                  ------------------------------------------------------------------
                                                        Total       226          86.59%         35         13.41%
--------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
June 16, 2006 - June 29, 2007                          0-24.9        27          10.34%         14          5.36%
                                                      25-49.9        53          20.31%          7          2.68%
                                                      50-74.9        64          24.52%          0          0.00%
                                                     75-100.0        48          18.39%          1          0.38%
                                                       >100.0        42          16.09%          5          1.92%
                                                  ------------------------------------------------------------------
                                                        Total       234          89.66%         27         10.34%
--------------------------------------------------------------------------------------------------------------------



*    A basis point equals one-hundredth of one percent (0.01%).



                                                WisdomTree Trust Prospectus   95

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.


To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call:    1-866-909-9473
         Monday through Friday
         8:00 a.m.- 8:00 p.m. (Eastern time)


Write:   WisdomTree Trust
         c/o ALPS Distributors, Inc.
         1290 Broadway, Suite 1100
         Denver, Colorado 80203


Visit:   www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.


(C)2007 WisdomTree Trust
WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203


WisdomTree(SM) is a service mark of WisdomTree
Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

[WISDOMTREE(SM) LOGO]

WisdomTree Trust


48 Wall Street, Suite 1100


New York, NY 10005

                                                                      PROSPECTUS


                                                                   July 27, 2007


Equity Funds

[WISDOMTREE(SM) LOGO]

WisdomTree(SM) Trust

WisdomTree
Earnings Funds

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a specific segment of the U.S. stock market. The indexes are created using proprietary methodologies developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.

Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AMEX"), and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.


Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.


--------------------------------------------------------------------------------

A NOTE TO RETAIL INVESTORS


Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.


--------------------------------------------------------------------------------

          INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE
                            o ARE NOT BANK GUARANTEED

WisdomTree Trust

Table of Contents


Overview                                                                       2
Investment Objective                                                           2
Principal Investment Strategies                                                2
Principal Risk Factors Common to All Funds                                     3
Portfolio Holdings Information                                                 5
WisdomTree Earnings Funds                                                      6
WisdomTree Total Earnings Fund                                                 6
WisdomTree Earnings 500 Fund                                                   9
WisdomTree MidCap Earnings Fund                                               12
WisdomTree SmallCap Earnings Fund                                             15
WisdomTree Earnings Top 100 Fund                                              18
WisdomTree Low P/E Fund                                                       21
Management                                                                    24
Investment Adviser                                                            24
Sub-Adviser                                                                   24
Portfolio Managers                                                            25
Administrator, Custodian and Transfer Agent                                   25
Shareholder Information                                                       25
Buying and Selling Shares                                                     25
Share Trading Prices                                                          26
Determination of Net Asset Value                                              26
Dividends and Distributions                                                   27
Book Entry                                                                    27
Delivery of Shareholder Documents - Householding                              27
Frequent Purchases and Redemptions of Fund Shares                             27
Investments by Registered Investment Companies                                28
Taxes                                                                         28
Taxes on Distributions                                                        28
Taxes When Fund Shares are Sold                                               29
Taxes on Creation and Redemption of Creation Units                            29
Creation and Redemption                                                       29
Authorized Participants and the Continuous Offering of Shares                 30
Creation and Redemption Transaction Fees for Creation Units                   30
Distribution                                                                  31
Additional Notices                                                            31
Financial Highlights                                                          32



                                                 WisdomTree Trust Prospectus   1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies


Each Fund tracks a specific stock Index created by WisdomTree Investments that is designed to measure a specific segment of the market for U.S. securities. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of its underlying Index. Common stocks, real estate investment trusts and holding companies are eligible for inclusion in each Index.


The WisdomTree Indexes are "fundamentally weighted." The Indexes differ from most traditional indexes in that the proportion, or weighting, of the securities in each Index is based on a measure of fundamental value. In this case, the Indexes are weighted based on earnings or earnings yield. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

The "Earnings" Indexes weight securities based on either the amount of earnings of the companies in each Index or the earnings yields of such companies. This means that securities of companies that have higher earnings or earnings yields generally will be more heavily weighted in each Earnings Index and Fund. To determine a company's earnings, each Earnings Index currently uses the concept of "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations.**


Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.


----------
* "WisdomTree" is a service mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.


** WisdomTree Investments has contracted with Standard & Poor's ("S&P") to calculate each Earnings Index. S&P shall have no liability for any errors or omissions in calculating any Earnings Index.



2   WisdomTree Trust Prospectus

Each Fund uses a "Representative Sampling" strategy in seeking to track the performance of its Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risk Factors Common to All Funds


Each Fund is subject to the principal risks described below. Certain additional risks associated with a Fund are discussed in the specific section describing that Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.


Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk


The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.


Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the U.S. or foreign market segments relating to its Index.

Concentration Risk

To the extent that a Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.


                                                 WisdomTree Trust Prospectus   3

The Funds generally invest a relatively large percentage of their assets in securities in the financial services industry and therefore the performance of the Funds will be impacted by events affecting the financial services industry. This industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds.


Non-Diversification Risk

Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund's performance.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Non-Correlation Risk

The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk


Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained.

If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.


Lack of Market Liquidity


Trading of shares of a Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.



4   WisdomTree Trust Prospectus

Shares of the Funds May Trade at Prices Other Than NAV


As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.


Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings Information


Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com.

In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find the SEC filings on the SEC's website, www.sec.gov. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's Statement of Additional Information ("SAI").



                                                 WisdomTree Trust Prospectus   5

WisdomTree Earnings Funds

o    WisdomTree Total Earnings Fund

o    WisdomTree Earnings 500 Fund

o    WisdomTree MidCap Earnings Fund

o    WisdomTree SmallCap Earnings Fund

o    WisdomTree Earnings Top 100 Fund

o    WisdomTree Low P/E Fund

--------------------------------------------------------------------------------

WisdomTree Total Earnings Fund

Fund Facts

Cusip Number:

o    97717W596

Exchange Trading Symbol:

o    EXT

--------------------------------------------------------------------------------

WisdomTree Total Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange, NASDAQ Global Select Market, or NASDAQ Global Market ("NASDAQ"), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date,
(iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the total U.S. market. As of June 30, 2007, approximately 79% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risk


The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Total Earnings Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


6   WisdomTree Trust Prospectus

Performance Information


Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.28%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.00%
Total Annual Fund Operating Expenses(b)                                  0.28%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. Wisdom Tree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $29      $90       $157      $356


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $29      $90       $157      $356



                                                 WisdomTree Trust Prospectus   7

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $5,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $19,598 if the Creation Unit is redeemed after one year and $38,031 if the Creation Unit is redeemed after three years, $58,246 if the Creation Unit is redeemed after five years and $117,745 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


8   WisdomTree Trust Prospectus

WisdomTree Earnings Funds

o    WisdomTree Total Earnings Fund

o    WisdomTree Earnings 500 Fund

o    WisdomTree MidCap Earnings Fund

o    WisdomTree SmallCap Earnings Fund

o    WisdomTree Earnings Top 100 Fund

o    WisdomTree Low P/E Fund

--------------------------------------------------------------------------------

WisdomTree Earnings 500 Fund

Fund Facts

Cusip Number:

o    97717W588

Exchange Trading Symbol:

o    EPS

--------------------------------------------------------------------------------

WisdomTree Earnings 500 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Earnings 500 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of June 30, 2007, approximately 92% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risk

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Earnings 500 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


                                                 WisdomTree Trust Prospectus   9

Performance Information


Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.28%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.00%
Total Annual Fund Operating Expenses(b)                                  0.28%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. Wisdom Tree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                         $29       $90      $157       $356


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $29      $90       $157      $356



10   WisdomTree Trust Prospectus

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $13,598 if the Creation Unit is redeemed after one year and $32,031 if the Creation Unit is redeemed after three years, $52,246 if the Creation Unit is redeemed after five years and $111,745 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   11

WisdomTree Earnings Funds

o    WisdomTree Total Earnings Fund

o    WisdomTree Earnings 500 Fund

o    WisdomTree MidCap Earnings Fund

o    WisdomTree SmallCap Earnings Fund

o    WisdomTree Earnings Top 100 Fund

o    WisdomTree Low P/E Fund

--------------------------------------------------------------------------------

WisdomTree MidCap Earnings Fund

Fund Facts

Cusip Number:

o    97717W570

Exchange Trading Symbol:

o    EZM

--------------------------------------------------------------------------------

WisdomTree MidCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree MidCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, income and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily mid-capitalization securities. As of June 30, 2007, approximately 76% of the capitalization of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree MidCap Earnings Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


12   WisdomTree Trust Prospectus

o Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.


     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Small-Capitalization Investing. The Fund may also invest in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


o Consumer Cyclical Investing. The Fund may also invest in Consumer Cyclical companies. Consumer Cyclical sector risks include, but are not limited to, economic growth, worldwide demand, and consumers' disposable income levels and propensity to spend.


Performance Information

Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.38%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.00%
Total Annual Fund Operating Expenses(b)                                  0.38%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. Wisdom Tree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.



                                                WisdomTree Trust Prospectus   13

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $3,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $18,663 if the Creation Unit is redeemed after one year and $43,631 if the Creation Unit is redeemed after three years, $70,960 if the Creation Unit is redeemed after five years and $151,124 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


14   WisdomTree Trust Prospectus

WisdomTree Earnings Funds

o    WisdomTree Total Earnings Fund

o    WisdomTree Earnings 500 Fund

o    WisdomTree MidCap Earnings Fund

o    WisdomTree SmallCap Earnings Fund

o    WisdomTree Earnings Top 100 Fund

o    WisdomTree Low P/E Fund

--------------------------------------------------------------------------------

WisdomTree SmallCap Earnings Fund

Fund Facts

Cusip Number:

o    97717W562

Exchange Trading Symbol:

o    EES

--------------------------------------------------------------------------------

WisdomTree SmallCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree SmallCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily small-capitalization securities. As of June 30, 2007, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations less than $2 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree SmallCap Earnings Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


                                                WisdomTree Trust Prospectus   15

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


     o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.


     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.


     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

     o Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.


Performance Information

Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.38%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.00%
Total Annual Fund Operating Expenses(b)                                  0.38%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. Wisdom Tree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.



16   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $19,663 if the Creation Unit is redeemed after one year and $44,631 if the Creation Unit is redeemed after three years, $71,960 if the Creation Unit is redeemed after five years and $152,124 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   17

WisdomTree Earnings Funds

o    WisdomTree Total Earnings Fund

o    WisdomTree Earnings 500 Fund

o    WisdomTree MidCap Earnings Fund

o    WisdomTree SmallCap Earnings Fund

o    WisdomTree Earnings Top 100 Fund

o    WisdomTree Low P/E Fund

--------------------------------------------------------------------------------

WisdomTree Earnings Top 100 Fund

Fund Facts

Cusip Number:

o    97717W554

Exchange Trading Symbol:

o    EEZ

--------------------------------------------------------------------------------

WisdomTree Earnings Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Earnings Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Earnings Top 100 Index is a fundamentally weighted index that measures the performance of 100 large-cap companies with relatively high earnings yields. The Index is created by selecting the 100 companies with the highest earnings yields from the 300 largest companies within the WisdomTree Earnings 500 Index as of the Index measurement date. Unlike the other Earnings Indexes, which weight companies based on aggregate earnings, the Earnings Top 100 Index is weighted by earnings yield. A component company's weight in the Index at the Index measurement date is determined by its earnings yield. Earnings yield is calculated by dividing a company's trailing 12 months earnings by its market capitalization. This amount is then divided by the sum of all earnings yields for all the component companies in the Index. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of June 30, 2007, approximately 99% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Earnings Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


18   WisdomTree Trust Prospectus

Performance Information


Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.38%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.00%
Total Annual Fund Operating Expenses(b)                                  0.38%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. Wisdom Tree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480



                                                WisdomTree Trust Prospectus   19

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $12,663 if the Creation Unit is redeemed after one year and $37,631 if the Creation Unit is redeemed after three years, $64,960 if the Creation Unit is redeemed after five years and $145,124 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


20   WisdomTree Trust Prospectus

WisdomTree Earnings Funds

o    WisdomTree Total Earnings Fund

o    WisdomTree Earnings 500 Fund

o    WisdomTree MidCap Earnings Fund

o    WisdomTree SmallCap Earnings Fund

o    WisdomTree Earnings Top 100 Fund

o    WisdomTree Low P/E Fund

--------------------------------------------------------------------------------

WisdomTree Low P/E Fund

Fund Facts

Cusip Number:

o    97717W547

Exchange Trading Symbol:

o    EZY

--------------------------------------------------------------------------------

WisdomTree Low P/E Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Low P/E Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Low P/E Index is a fundamentally weighted index that measures the performance of companies with the lowest price to earnings, or "P/E", ratios within the WisdomTree Earnings Index. The starting point for the calculation of the WisdomTree Low P/E Index is the WisdomTree Earnings Index. Companies in the Earnings Index with market capitalizations of at least $200 million as of the Index measurement date are ranked by their respective P/E ratios. Those companies with the lowest P/E ratios are ranked highest. The top 30% of these companies are included in the low P/E Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of June 30, 2007, approximately 81% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Low P/E Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


                                                WisdomTree Trust Prospectus   21

o Energy Investing. The Fund generally invests a relatively large percentage of its assets in the Energy sector. Energy sector risks include but are not limited to: slowdowns in economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.


Performance Information


Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.38%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.00%
Total Annual Fund Operating Expenses(b)                                  0.38%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. Wisdom Tree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $39      $122      $213      $480



22   WisdomTree Trust Prospectus

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $3,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $15,663 if the Creation Unit is redeemed after one year and $40,631 if the Creation Unit is redeemed after three years, $67,960 if the Creation Unit is redeemed after five years and $148,124 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   23

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.


Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.

The basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the Trust's Annual Report to Shareholders for the period ended March 31, 2007.


WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:

Name of Fund                        Management Fee
--------------------------------------------------
WisdomTree Total Earnings Fund           0.28%
WisdomTree Earnings 500 Fund             0.28%
WisdomTree MidCap Earnings Fund          0.38%
WisdomTree SmallCap Earnings Fund        0.38%
WisdomTree Earnings Top 100 Fund         0.38%
WisdomTree Low P/E Fund                  0.38%


WisdomTree Asset Management is a registered investment adviser with offices located at 48 Wall Street, Suite 1100, New York, NY 10005.


Sub-Adviser


BNY Investment Advisors, a separately identifiable division of The Bank of New York, a New York state banking corporation, serves as the sub-adviser for each Fund (the "Sub-Adviser"). BNY Investment Advisors has its principal place of business at 1633 Broadway, 13th Floor, New York, New York, 10019. The Bank of New York began offering investment services in the 1830s and as of June 30, 2007 managed more that $142 billion in investments for institutions and individuals. The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.


The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

     o 5 basis points (0.05%) of the first $100 million in combined daily net assets of all Domestic Equity Funds; and

     o 3 basis points (0.03%) of the combined daily net assets of all Domestic Equity Funds in excess of $100 million.


24   WisdomTree Trust Prospectus

Portfolio Managers

Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack, and Todd Rose. Mr. Zyla manages this Division. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Managing Director, CIO and Head of Index Management in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms Krisko also worked as a senior quantitative equity portfolio manager and trader for The Vanguard Group. Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Fund Management Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Division, Mr. Rose worked in the Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Mr. Zyla manages the Team.

The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling:
1-866-909-WISE (9473) or visiting the Funds' website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges.


                                                WisdomTree Trust Prospectus   25

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events may include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day.


Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.


26   WisdomTree Trust Prospectus

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Since frequent in-kind purchases and redemptions of shares of a Fund do not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capital gains or otherwise harm the Fund shareholders, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent purchases and redemptions of Fund shares ("frequent trading"). Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the aforementioned harmful effects that may result from frequent cash trades.

Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The vast majority of trading in shares of the Funds occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund shares. Because these trades do not involve the issuing Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades.


                                                WisdomTree Trust Prospectus   27

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

     o    A Fund makes distributions,

     o    You sell shares, and

     o    You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of a Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of WisdomTree International Funds will consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


28   WisdomTree Trust Prospectus

Taxes When Fund Shares are Sold

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and a cash component. The Internal Revenue Service, however, may assert a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current law, any capital gain or loss realized upon the redemption (or creation) of Creation Units will generally be treated as long-term capital gain or loss if the shares (or equity securities) have been held for more than one year and otherwise as short-term capital gain or loss.

Under current federal tax law, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creation and Redemption


The shares that trade in the secondary market are "created" at NAV. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and pays or receives a specified amount of cash equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities ("cash component") in exchange for a specified number of Creation Units. Each business day, prior to the opening of trading, the Fund will designate, through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security to be included in that day's basket. Each Fund reserves the right to accept a basket of securities or cash that differs from the published basket. A Fund will not issue fractional Creation Units.



                                                WisdomTree Trust Prospectus   29

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and the payment or receipt of the specified cash component. Except when aggregated in Creation Units, shares are not redeemable by a Fund. Each Fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.


Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Authorized Participants and the Continuous Offering of Shares


Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.


Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees for creations and redemptions using the "in-kind" creation and redemption process are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.


The following table also shows, as of July 1, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.



30   WisdomTree Trust Prospectus

                                     Approximate    Standard Creation/   Maximum Creation/
                                     Value of One       Redemption           Redemption
Name of Fund                        Creation Unit     Transaction Fee     Transaction Fee
------------------------------------------------------------------------------------------
WisdomTree Earnings Funds
WisdomTree Total Earnings Fund        $3,000,000          $5,500              $12,090
WisdomTree Earnings 500 Fund          $3,000,000          $2,500              $ 2,500
WisdomTree MidCap Earnings Fund       $3,000,000          $3,500              $ 4,000
WisdomTree SmallCap Earnings Fund     $3,000,000          $4,000              $ 5,705
WisdomTree Earnings Top 100 Fund      $3,000,000          $  500              $   500
WisdomTree Low P/E Fund               $3,000,000          $2,000              $ 3,500


Distribution


ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.


The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices


Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.


The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.


                                                WisdomTree Trust Prospectus   31

The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor's ("S&P") to maintain and calculate each Earnings Index. S&P shall have no liability for any errors or omissions in calculating any Earnings Index.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). For the period February 23, 2007 (commencement of investment operations) through March 31, 2007 (the Fund's fiscal year end), the information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.



32   WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Domestic Earnings Funds
March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree Total Earnings Fund                                 March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 49.97
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                         0.11
   Net realized and unrealized loss                                (1.00)
--------------------------------------------------------------------------------
Total from investment operations                                   (0.89)
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                           (0.09)
--------------------------------------------------------------------------------
Total dividends to shareholders                                    (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 48.99
================================================================================
TOTAL RETURN(3)                                                    (1.79)%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $24,497
Ratio to average net assets of:
   Expenses, net of expense reimbursements                          0.28%(4)
   Expenses, prior to expense reimbursements                        0.35%(4)
   Net investment income                                            2.21%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             1%
================================================================================



                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree Earnings 500 Fund                                   March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 49.77
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                         0.11
   Net realized and unrealized loss                                (0.94)
--------------------------------------------------------------------------------
Total from investment operations                                   (0.83)
================================================================================
Dividends to shareholders:
   Net investment income                                           (0.09)
--------------------------------------------------------------------------------
Total dividends to shareholders                                    (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 48.85
--------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    (1.67)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $19,538
Ratio to average net assets of:
   Expenses, net of expense reimbursements                          0.28%(4)
   Expenses prior to expense reimbursements                         0.37%(4)
   Net investment income                                            2.24%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             1%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



                                                WisdomTree Trust Prospectus   33

WisdomTree Domestic Earnings Funds
March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree Midcap Earnings Fund                                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $50.01
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                         0.07
   Net realized and unrealized loss                                (1.25)
--------------------------------------------------------------------------------
Total from investment operations                                   (1.18)
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                           (0.06)
--------------------------------------------------------------------------------
Total dividends to shareholders                                    (0.06)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $48.77
================================================================================
TOTAL RETURN(3)                                                    (2.37)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $4,877
Ratio to average net assets of:
   Expenses, net of expense reimbursements                          0.38%(4)
   Expenses, prior to expense reimbursements                        0.74%(4)
   Net investment income                                            1.47%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             0%(6)
--------------------------------------------------------------------------------



                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree SmallCap Earnings Fund                              March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $50.03
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                         0.06
   Net realized and unrealized loss                                (2.02)
--------------------------------------------------------------------------------
Total from investment operations                                   (1.96)
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                           (0.04)
--------------------------------------------------------------------------------
Total dividends to shareholders                                    (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $48.03
================================================================================
TOTAL RETURN(3)                                                    (3.92)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $9,607
Ratio to average net assets of:
   Expenses, net of expense reimbursements                          0.38%(4)
   Expenses, prior to expense reimbursements                        0.58%(4)
   Net investment income                                            1.39%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             0%(6)
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

6    Amount represents less than 1%.



34   WisdomTree Trust Prospectus

Financial Highlights (concluded)

WisdomTree Domestic Earnings Fund
March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree Earnings Top 100 Fund                               March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 50.15
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                         0.10
   Net realized and unrealized loss                                (0.80)
--------------------------------------------------------------------------------
Total from investment operations                                   (0.70)
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                           (0.07)
--------------------------------------------------------------------------------
Total dividends to shareholders                                    (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 49.38
================================================================================
TOTAL RETURN(3)                                                    (1.39)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $24,688
Ratio to average net assets of:
   Expenses, net of expense reimbursements                          0.38%(4)
   Expenses, prior to expense reimbursements                        0.45%(4)
   Net investment income                                            2.03%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             2%
================================================================================



                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree Low P/E Fund                                        March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 49.99
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                         0.10
   Net realized and unrealized loss                                (0.95)
--------------------------------------------------------------------------------
Total from investment operations                                   (0.85)
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                           (0.08)
--------------------------------------------------------------------------------
Total dividends to shareholders                                    (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 49.06
--------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    (1.69)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $24,529
Ratio to average net assets of:
   Expenses, net of expense reimbursements                          0.38%(4)
   Expenses, prior to expense reimbursements                        0.45%(4)
   Net investment income                                            1.98%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             1%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



                                                WisdomTree Trust Prospectus   35

Frequency Distribution of Discounts & Premiums (unaudited)


WisdomTree Earnings Funds

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of end of day premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities. The information is presented for the period from February 23, 2007 (commencement of investment operations) through June 29, 2007.



                                                      Market Price Above or       Market Price Below
                                                    Equal to Net Asset Value       Net Asset Value
                                                    ------------------------   -----------------------
                                     Basis Point      Number   Percentage of    Number   Percentage of
                                    Differential*    of Days     Total Days    of Days     Total Days
------------------------------------------------------------------------------------------------------
February 23, 2007 - June 29, 2007
WisdomTree Total Earnings Fund           0-24.9         28         31.46%         59         66.29%
                                        25-49.9          0          0.00%          0          0.00%
                                        50-74.9          1          1.12%          0          0.00%
                                       75-100.0          0          0.00%          0          0.00%
                                         >100.0          1          1.12%          0          0.00%
                                    ------------------------------------------------------------------
                                          Total         30         33.71%         59         66.29%
------------------------------------------------------------------------------------------------------
February 23, 2007 - June 29, 2007
WisdomTree Earnings 500 Fund             0-24.9         38         42.70%         49         55.06%
                                        25-49.9          1          1.12%          0          0.00%
                                        50-74.9          1          1.12%          0          0.00%
                                       75-100.0          0          0.00%          0          0.00%
                                         >100.0          0          0.00%          0          0.00%
                                    ------------------------------------------------------------------
                                          Total         40         44.94%         49         55.06%
------------------------------------------------------------------------------------------------------
February 23, 2007 - June 29, 2007
WisdomTree MidCap Earnings Fund          0-24.9         55         61.80%         32         35.96%
                                        25-49.9          1          1.12%          0          0.00%
                                        50-74.9          1          1.12%          0          0.00%
                                       75-100.0          0          0.00%          0          0.00%
                                         >100.0          0          0.00%          0          0.00%
                                    ------------------------------------------------------------------
                                          Total         57         64.04%         32         35.96%
------------------------------------------------------------------------------------------------------
February 23, 2007 - June 29, 2007
WisdomTree SmallCap Earnings Fund        0-24.9         40         44.94%         44         49.44%
                                        25-49.9          3          3.37%          1          1.12%
                                        50-74.9          1          1.12%          0          0.00%
                                       75-100.0          0          0.00%          0          0.00%
                                         >100.0          0          0.00%          0          0.00%
                                    ------------------------------------------------------------------
                                          Total         44         49.44%         45         50.56%
------------------------------------------------------------------------------------------------------



36   WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

WisdomTree Earnings Funds



                                                     Market Price Above or       Market Price Below
                                                   Equal to Net Asset Value       Net Asset Value
                                                   ------------------------   -----------------------
                                    Basis Point      Number   Percentage of    Number   Percentage of
                                   Differential*    of Days     Total Days    of Days     Total Days
-----------------------------------------------------------------------------------------------------
April 23, 2007 - June 29, 2007
WisdomTree Earnings Top 100 Fund        0-24.9         30         33.71%         58         65.17%
                                       25-49.9          0          0.00%          0          0.00%
                                       50-74.9          1          1.12%          0          0.00%
                                      75-100.0          0          0.00%          0          0.00%
                                        >100.0          0          0.00%          0          0.00%
                                   ------------------------------------------------------------------
                                         Total         31         34.83%         58         65.17%
-----------------------------------------------------------------------------------------------------
April 23, 2007 - June 29, 2007
WisdomTree Low P/E Fund                 0-24.9         29         32.58%         59         66.29%
                                       25-49.9          0          0.00%          0          0.00%
                                       50-74.9          0          0.00%          0          0.00%
                                      75-100.0          0          0.00%          0          0.00%
                                        >100.0          1          1.12%          0          0.00%
                                   ------------------------------------------------------------------
                                         Total         30         33.71%         59         66.29%
-----------------------------------------------------------------------------------------------------



*    A basis point equals one-hundredth of one percent (0.01%).



                                                WisdomTree Trust Prospectus   37

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.


To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call:    1-866-909-9473
         Monday through Friday
         8:00 a.m. to 8:00 p.m. (Eastern time)


Write:   WisdomTree Trust
         c/o ALPS Distributors, Inc.
         1290 Broadway, Suite 1100
         Denver, Colorado 80203


Visit:   www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.


(C)2007 WisdomTree Trust

WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203


WisdomTree(SM) is a service mark of WisdomTree
Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

[WISDOMTREE(SM) LOGO]


WisdomTree Trust
48 Wall Street, Suite 1100
New York, NY 10005

International Sector Funds

                                                                      PROSPECTUS


                                                                   July 27, 2007


[WISDOMTREE(SM) LOGO]

WisdomTree(SM) Trust

WisdomTree
International Sector Funds

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Cyclical Sector Fund

WisdomTree International Consumer Non-Cyclical Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund


WisdomTree International Real Estate Fund


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a dividend-paying segment of the international stock market. The indexes are created using a proprietary methodology developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.


Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as the New York Stock Exchange or the American Stock Exchange and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.


Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 200,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

--------------------------------------------------------------------------------

A NOTE TO RETAIL INVESTORS


Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.


--------------------------------------------------------------------------------

          INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE
                           o ARE NOT BANK GUARANTEED

WisdomTree Trust

Table of Contents


Overview                                                                       2
Investment Objective                                                           2
Principal Investment Strategies                                                2
Principal Risk Factors Common to All Funds                                     3
Portfolio Holdings Information                                                 5
WisdomTree International Sector Funds                                          6
WisdomTree International Basic Materials Sector Fund                           6
WisdomTree International Communications Sector Fund                            9
WisdomTree International Consumer Cyclical Sector Fund                        12
WisdomTree International Consumer Non-Cyclical Sector Fund                    15
WisdomTree International Energy Sector Fund                                   18
WisdomTree International Financial Sector Fund                                21
WisdomTree International Health Care Sector Fund                              24
WisdomTree International Industrial Sector Fund                               27
WisdomTree International Technology Sector Fund                               30
WisdomTree International Utilities Sector Fund                                33
WisdomTree International Real Estate Fund                                     36
Management                                                                    39
Investment Adviser                                                            39
Sub-Adviser                                                                   39
Portfolio Managers                                                            40
Administrator, Custodian and Transfer Agent                                   40
Shareholder Information                                                       40
Buying and Selling Shares                                                     41
Share Trading Prices                                                          41
Determination of Net Asset Value                                              41
Dividends and Distributions                                                   42
Book Entry                                                                    42
Delivery of Shareholder Documents - Householding                              42
Frequent Purchases and Redemptions of Fund Shares                             42
Investments by Registered Investment Companies                                43
Taxes                                                                         43
Taxes on Distributions                                                        43
Taxes When Fund Shares are Sold                                               44
Taxes on Creation and Redemption of Creation Units                            44
Creation and Redemption                                                       45
Authorized Participants and the Continuous Offering of Shares                 45
Creation and Redemption Transaction Fees for Creation Units                   45
Distribution                                                                  46
Additional Notices                                                            47
Financial Highlights                                                          47



                                                 WisdomTree Trust Prospectus   1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares of a Fund that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stocktrading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index" or "Dividend Index") developed by WisdomTree Investments. Each Index consists of dividend-paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies


This Prospectus describes eleven Funds that invest in dividend-paying non-U.S. equity securities. Each Fund tracks a specific international Index created by WisdomTree Investments. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of its underlying Index.

The WisdomTree Indexes are "fundamentally weighted." The Dividend Indexes differ from most traditional indexes in that the proportion - or "weighting" - of the securities in each Index is based on a measure of fundamental value. The Dividend Indexes are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of Securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.


----------
* "WisdomTree" and "WisdomTree DEFA" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.


2   WisdomTree Trust Prospectus

Each Fund may use a "Replication" strategy or a "Representative Sampling" strategy in seeking to track the performance of its Index. A Fund using a Replication strategy generally will invest in all or substantially all of the securities in its Index in approximately the same proportions as such securities are found in the Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics (such as dividends paid, industry sector, country, trading volume and liquidity) closely resemble the risk, return and other characteristics of the Index as a whole.

Each Fund intends to concentrate (i.e., hold 25% or more of its total assets) in the securities of the particular industry or group of industries suggested by its name and the name of its underlying Index.

Principal Risk Factors Common to All Funds


Each Fund is subject to the principal risks described below. Certain additional risks associated with a Fund are discussed in the specific section describing that Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.


Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the foreign market segments relating to its Index.

Concentration Risk

Each Index and Fund is concentrated in the industry or group of industries suggested by its name. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.


                                                 WisdomTree Trust Prospectus   3

Non-Diversification Risk

Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund's performance.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Foreign Securities Risk

Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.

The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-Correlation Risk

The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk than a Fund using a Replication strategy.

Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk


Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained.

If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.



4   WisdomTree Trust Prospectus

Lack of Market Liquidity

Trading of shares of a Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Shares of the Funds May Trade at Prices Other Than NAV


As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.


Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fiscal Policy Risk

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend paying securities less appealing to investors and could have a negative impact on the performance of the Funds.

Portfolio Holdings Information


Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com.

In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find the SEC filings on the SEC's website, www.sec.gov. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's Statement of Additional Information ("SAI").



                                                 WisdomTree Trust Prospectus   5

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Basic Materials Sector Fund

Fund Facts

Cusip Number:

o    97717W752

Exchange Trading Symbol:

o    DBN

--------------------------------------------------------------------------------

WisdomTree International Basic Materials Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Basic Materials Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Basic Materials Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Basic Materials" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: chemicals, forest products and paper, iron/steel, and mining. As of June 30, 2007, approximately 68% of the Index consisted of companies with market capitalizations over $10 billion, and approximately 27% of the Index consisted of securities of companies with market capitalizations between $2 and $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Basic Materials Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


6   WisdomTree Trust Prospectus

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom and Australia.

o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Basic Materials Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Basic Materials sector. These risks include but are not limited to: commodity price volatility, sluggish demand for basic materials, world economic growth, product liability for environmental damage, depletion of natural resources, technological progress, and government regulations.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                 WisdomTree Trust Prospectus   7

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment,but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $49,497 if the Creation Unit is redeemed after one year and $138,075 if the Creation Unit is redeemed after three years, $234,657 if the Creation Unit is redeemed after five years and $516,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


8   WisdomTree Trust Prospectus

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Communications Sector Fund

Fund Facts

Cusip Number:

o    97717W745

Exchange Trading Symbol:

o    DGG
--------------------------------------------------------------------------------

WisdomTree International Communications Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Communications Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Communications Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Communications Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Communications" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: advertising, internet, media, and telecom. As of June 30, 2007, approximately 85% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Communications Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



                                                 WisdomTree Trust Prospectus   9

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Communications Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Communications sector. These risks include but are not limited to: rapid technological developments, intensive capital usage, and government regulation.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment,but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.



10   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324       $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,250 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $6,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $3,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $42,069 if the Creation Unit is redeemed after one year and $117,993 if the Creation Unit is redeemed after three years, $200,777 if the Creation Unit is redeemed after five years and $441,957 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   11

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Consumer Cyclical Sector Fund

Fund Facts

Cusip Number:

o    97717W737

Exchange Trading Symbol:

o    DPC

--------------------------------------------------------------------------------

WisdomTree International Consumer Cyclical Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Cyclical Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Consumer Cyclical Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Consumer Cyclical Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Consumer Cyclical" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: airlines, apparel, automobiles and parts, entertainment, food service, home builders, housewares, leisure time, lodging, office furnishings, retail, textiles, and toys/games. As of June 30, 2007, approximately 61% of the Index consisted of companies with market capitalizations over $10 billion and approximately 27% of the Index consisted of companies with market capitalizations between $2 and $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Consumer Cyclical Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



12   WisdomTree Trust Prospectus

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Japan.


o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Consumer Cyclical Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Consumer Cyclical sector. These risks include but are not limited to: economic growth, worldwide demand, and consumers' disposable income levels and propensity to spend.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   13

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $9,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $6,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $9,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $54,569 if the Creation Unit is redeemed after one year and $130,493 if the Creation Unit is redeemed after three years, $213,277 if the Creation Unit is redeemed after five years and $454,457 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


14   WisdomTree Trust Prospectus

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Consumer Non-Cyclical Sector Fund

Fund Facts

Cusip Number:

o    97717W729

Exchange Trading Symbol:

o    DPN

--------------------------------------------------------------------------------

WisdomTree International Consumer Non-Cyclical Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Non-Cyclical Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Consumer Non-Cyclical Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Consumer Non-Cyclical Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Consumer Non-Cyclical" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: agriculture, tobacco, beverages, biotechnology, commercial services, cosmetics/personal care, food, health care, pharmaceuticals, and household products. As of June 30, 2007, approximately 81% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Consumer Non-Cyclical Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



                                                WisdomTree Trust Prospectus   15

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Consumer Non-Cyclical Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Consumer Non-Cyclical sector. These risks include but are not limited to: patent protection lapses for health care companies, litigation for tobacco companies, price wars for food companies, and FDA drug approval process for pharmaceutical companies.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.



16   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $6,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $51,569 if the Creation Unit is redeemed after one year and $127,493 if the Creation Unit is redeemed after three years, $210,277 if the Creation Unit is redeemed after five years and $451,457 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   17

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Energy Sector Fund

Fund Facts

Cusip Number:

o    97717W711

Exchange Trading Symbol:

o    DKA
--------------------------------------------------------------------------------

WisdomTree International Energy Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Energy Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree International Energy Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Energy" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: oil and gas producers, oil and gas services, pipelines, alternative energy sources, and coal. As of June 30, 2007, approximately 74% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Energy Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



18   WisdomTree Trust Prospectus

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Energy Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Energy sector. These risks include but are not limited to: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   19

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $43,997 if the Creation Unit is redeemed after one year and $132,575 if the Creation Unit is redeemed after three years, $229,157 if the Creation Unit is redeemed after five years and $510,533 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


20   WisdomTree Trust Prospectus

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Financial Sector Fund

Fund Facts

Cusip Number:

o    97717W695

Exchange Trading Symbol:

o    DRF

--------------------------------------------------------------------------------

WisdomTree International Financial Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Financial Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Financial Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Financial Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Financial" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: banks, savings and loans, insurance companies, investment companies, real estate companies, and diversified financial companies. As of June 30, 2007, approximately 88% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Financial Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



                                                WisdomTree Trust Prospectus   21

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Financial Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Financial sector. These risks include but are not limited to: interest rate sensitivity, stock market activity, mergers and acquisition activity, losses on loans, and government regulation.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.



22   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $9,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $6,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $9,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $53,569 if the Creation Unit is redeemed after one year and $129,493 if the Creation Unit is redeemed after three years, $212,277 if the Creation Unit is redeemed after five years and $453,457 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   23

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Health Care Sector Fund

Fund Facts

Cusip Number:

o    97717W687

Exchange Trading Symbol:

o    DBR

--------------------------------------------------------------------------------

WisdomTree International Health Care Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Health Care Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Health Care Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Health Care Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Health Care" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree Europe Dividend Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: health care products, health care services, pharmaceuticals, and biotechnology. As of June 30, 2007, approximately 66% of the Index consisted of companies with market capitalizations over $10 billion and approximately 24% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Health Care Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



24   WisdomTree Trust Prospectus

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The company invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Health Care Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Health Care sector. These risks include but are not limited to: lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   25

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,250 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $34,141 if the Creation Unit is redeemed after one year and $97,411 if the Creation Unit is redeemed after three years, $166,398 if the Creation Unit is redeemed after five years and $367,381 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


26   WisdomTree Trust Prospectus

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Industrial Sector Fund

Fund Facts

Cusip Number:

o    97717W679

Exchange Trading Symbol:

o    DDI

--------------------------------------------------------------------------------

WisdomTree International Industrial Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Industrial Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Industrial Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree International Industrial Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Industrial" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: aerospace and defense, building materials, electronic components and equipment, engineering and construction, hand and machine tools, machinery, metal fabrication, packaging and containers, shipbuilding, transportation, and trucking and leasing. As of June 30, 2007, approximately 54% of the Index consisted of companies with market capitalizations over $10 billion and approximately 31% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Industrial Sector Fund, will



                                                WisdomTree Trust Prospectus   27
     fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Japan.


o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Industrial Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Industrial sector. These risks include but are not limited to: worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



28   WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment,but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees                                                           0.58%
Distribution and/or Service (12b-1) Fees                                  None
Other Expenses(a)                                                         0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $9,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $7,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $9,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $60,497 if the Creation Unit is redeemed after one year and $149,075 if the Creation Unit is redeemed after three years, $245,657 if the Creation Unit is redeemed after five years and $527,033 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   29

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Technology Sector Fund

Fund Facts

Cusip Number:

o    97717W661

Exchange Trading Symbol:

o    DBT

--------------------------------------------------------------------------------

WisdomTree International Technology Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Technology Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Technology Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Technology Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Technology" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: computers, office and business equipment, semiconductors, and software. As of June 30, 2007, approximately 56% of the Index consisted of companies with market capitalizations over $10 billion and approximately 28% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Technology Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



30   WisdomTree Trust Prospectus

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets (sometimes up to 45% or more) in companies organized in Japan.


o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Technology Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Technology sector. These risks include but are not limited to: worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   31

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $6,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $39,569 if the Creation Unit is redeemed after one year and $115,493 if the Creation Unit is redeemed after three years, $198,277 if the Creation Unit is redeemed after five years and $439,457 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


32   WisdomTree Trust Prospectus

WisdomTree International Sector Funds

o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund


o    WisdomTree International Real Estate Fund


--------------------------------------------------------------------------------

WisdomTree International Utilities Sector Fund

Fund Facts

Cusip Number:

o    97717W653

Exchange Trading Symbol:

o    DBU

--------------------------------------------------------------------------------

WisdomTree International Utilities Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Utilities Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Utilities Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Utilities" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: gas, electric, and water. As of June 30, 2007, approximately 82% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Utilities Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include


                                                WisdomTree Trust Prospectus   33
     fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


o Utilities Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Utilities sector. These risks include but are not limited to: government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.


Performance Information


Although the Fund commenced operations on October 13, 2006, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


Shareholder Fees                                                          None
(fees paid directly from your investment,but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.



34   WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324     $726


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $6,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $38,569 if the Creation Unit is redeemed after one year and $114,493 if the Creation Unit is redeemed after three years, $197,277 if the Creation Unit is redeemed after five years and $438,457 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                WisdomTree Trust Prospectus   35

WisdomTree International Sector Funds


o    WisdomTree International Basic Materials Sector Fund

o    WisdomTree International Communications Sector Fund

o    WisdomTree International Consumer Cyclical Sector Fund

o    WisdomTree International Consumer Non-Cyclical Sector Fund

o    WisdomTree International Energy Sector Fund

o    WisdomTree International Financial Sector Fund

o    WisdomTree International Health Care Sector Fund

o    WisdomTree International Industrial Sector Fund

o    WisdomTree International Technology Sector Fund

o    WisdomTree International Utilities Sector Fund

o    WisdomTree International Real Estate Fund

--------------------------------------------------------------------------------

WisdomTree International Real Estate Fund

Fund Facts

Cusip Number:

o    97717W331

Exchange Trading Symbol:

o    DRW

--------------------------------------------------------------------------------

WisdomTree International Real Estate Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Real Estate Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Real Estate" sector. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified REITs. The Index also includes companies that may be classified as Passive Foreign Investment Companies (PFICs). As of June 30, 2007, approximately 43% of the Index consisted of companies with market capitalizations between $2 and $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Real Estate Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Investments in Real Estate, REITs and PFICs. The Fund invests substantially all of its assets in one sector of the Market and as such is particularly sensitive to risks to the international real estate market. The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for Real Estate and REITs,



36   WisdomTree Trust Prospectus
     such as declining property values or rising interest rates, could have a negative impact on the Fund's performance. Investments in PFICs may decrease the tax efficiency of the Fund.

o Mid-Capitalization Investing. The Fund invests in securities of mid-capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

     o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.

     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

     o Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments. The Fund invests a relatively large percentage of its assets in companies organized in Australia and Hong Kong.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.



                                                WisdomTree Trust Prospectus   37

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.



Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.58%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.00%
Total Annual Fund Operating Expenses(b)                                   0.58%



(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the fund.

(b)  Expenses have been restated to reflect current fees.



The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726



You would pay the following expenses if you did not redeem your shares:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
                          $59      $186      $324      $726



Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of July 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $6,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $42,641 if the Creation Unit is redeemed after one year and $105,911 if the Creation Unit is redeemed after three years, $174,898 if the Creation Unit is redeemed after five years and $375,881 if the Creation Unit is redeemed after ten years.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


38   WisdomTree Trust Prospectus

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.


Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.


WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:


Name of Fund                                                      Management Fee
--------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund                   0.58%
WisdomTree International Communications Sector Fund                    0.58%
WisdomTree International Consumer Cyclical Sector Fund                 0.58%
WisdomTree International Non-Consumer Cyclical Sector Fund             0.58%
WisdomTree International Energy Sector Fund                            0.58%
WisdomTree International Financial Sector Fund                         0.58%
WisdomTree International Health Care Sector Fund                       0.58%
WisdomTree International Industrial Sector Fund                        0.58%
WisdomTree International Technology Sector Fund                        0.58%
WisdomTree International Utilities Sector Fund                         0.58%
WisdomTree International Real Estate Fund                              0.58%



WisdomTree Asset Management is a registered investment adviser with offices located at 48 Wall Street, Suite 1100, New York, NY 10005.



                                                WisdomTree Trust Prospectus   39

Sub-Adviser


BNY Investment Advisors, a separately identifiable division of The Bank of New York, a New York state banking corporation, serves as the sub-adviser for each Fund (the "Sub-Adviser"). BNY Investment Advisors has its principal place of business at 1633 Broadway, 13th Floor, New York, New York 10019. The Bank of New York began offering investment services in the 1830s and as of June 2007 managed more than $142 billion in investments for institutions and individuals.The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments.


WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds as set forth below.

o 20 basis points (0.20%) of the first $50 million in the total daily net assets of all International Funds;

o 15 basis points (0.15%) of the next $50 million in the total daily net assets of all International Funds;

o 10 basis points (0.10%) of the total daily net assets of all International Funds in excess of $100 million; and

o 5 basis points (0.05%) of the total daily net assets of all International Funds in excess of $1 billion.

Portfolio Managers

Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The four most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, and Todd Rose. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Senior Portfolio Manager in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August, 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantiative Equity Management at Northern Trust from January 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms. Krisko has also worked as a senior quantitative equity portfolio manager and trader for The Vanguard Group. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Division, Mr. Rose worked in the Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her Portfolio Management team with more limited responsibilities. Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the Portfolio Management team manages assets outside of the team.

The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.


40   WisdomTree Trust Prospectus

Shareholder Information

Additional shareholder information, is available free of charge by calling toll free: 1-866-909-WISE(9473) or visiting the Funds' website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events may include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not



                                                WisdomTree Trust Prospectus   41
resume before the Fund's pricing time or if a security does not trade in the course of a day. Since the International Sector Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Authorized Participants generally transact with the Funds on an "in-kind" basis (i.e., for securities and not cash). Because these trades are effected in-kind, they should not cause any of the harmful


42   WisdomTree Trust Prospectus
effects that may result from frequent cash trades. Since frequent in-kind purchases and redemptions of shares of a Fund do not disrupt portfolio management, increase the Fund's trading costs, lead to realization of capital gains or otherwise harm the Fund shareholders, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent purchases and redemptions of Fund shares.

Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The vast majority of trading in shares of the Funds occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund shares. Because these trades do not involve the issuing Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o    A Fund makes distributions,

o    You sell shares, and

o    You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of a Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period


                                                WisdomTree Trust Prospectus   43
requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each Fund will consist of foreign stocks or securities, each Fund intends to "pass through" to you certain foreign income taxes (including withholding taxes) paid by that Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Fund Shares are Sold

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and a cash component. The Internal Revenue Service, however, may assert a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current law, any capital gain or loss realized upon the redemption (or creation) of Creation Units will generally be treated as long-term capital gain or loss if the shares (or equity securities) have been held for more than one year and otherwise as short-term capital gain or loss.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.


44   WisdomTree Trust Prospectus

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creation and Redemption


The shares that trade in the secondary market are "created" at NAV. Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 200,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and pays or receives a specified amount of cash equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities ("cash component") in exchange for a specified number of Creation Units. Each business day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security to be included in that day's basket. Each Fund reserves the right to accept a basket of securities or cash that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and the payment or receipt of the specified cash component. Except when aggregated in Creation Units, shares are not redeemable by a Fund. Each Fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.


Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Authorized Participants and the Continuous Offering of Shares


Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.


Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.


                                                WisdomTree Trust Prospectus   45

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees for creations and redemptions using the "in-kind" creation and redemption process are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.


The following table also shows, as of July 1, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.



                                                              Approximate    Standard Creation/   Maximum Creation/
                                                             Value of One        Redemption          Redemption
Name of Fund                                                 Creation Unit     Transaction Fee     Transaction Fee
-------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund           $7,000,000            $4,000            $ 5,000
WisdomTree International Communications Sector Fund            $6,000,000            $3,250            $ 5,100
WisdomTree International Consumer Cyclical Sector Fund         $6,000,000            $9,500            $11,500
WisdomTree International Consumer Non-Cyclical Sector Fund     $6,000,000            $8,000            $10,500
WisdomTree International Energy Sector Fund                    $7,000,000            $1,250            $ 2,000
WisdomTree International Financial Sector Fund                 $6,000,000            $9,000            $14,000
WisdomTree International Health Care Sector Fund               $5,000,000            $2,250            $ 3,500
WisdomTree International Industrial Sector Fund                $7,000,000            $9,500            $12,500
WisdomTree International Technology Sector Fund                $6,000,000            $2,000            $ 2,500
WisdomTree International Utilities Sector Fund                 $6,000,000            $1,500            $ 2,500
WisdomTree International Real Estate Fund                      $5,000,000            $6,500            $10,150


Distribution


ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.


The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.


46   WisdomTree Trust Prospectus

Additional Notices


Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.


WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.

WisdomTree Investments, WisdomTree Asset Management and the Funds do not guarantee the accuracy, completeness, or performance of any Index or the data included therein.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). For the period October 13, 2006 (commencement of investment operations) through March 31, 2007 (the Funds' fiscal year end), the information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request. Information is not presented for the International Real Estate Fund as the Fund had not commenced operations as of the end of the fiscal year.



                                                WisdomTree Trust Prospectus   47

Financial Highlights
WisdomTree International Dividend Sector Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                               For the period
                                                             October 13, 2006(1)
                                                                  through
WisdomTree International Basic Materials Sector Fund           March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $25.46
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                           0.25
   Net realized and unrealized gain                                   6.32
--------------------------------------------------------------------------------
Total from investment operations                                      6.57
--------------------------------------------------------------------------------
Net asset value, end of period                                      $32.03
================================================================================
TOTAL RETURN(3)                                                      25.81%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $6,406
Ratio to average net assets of:
   Expenses, net of expense reimbursements                            0.58%(4)
   Expenses, prior to expense reimbursements                          0.88%(4)
   Net investment income                                              1.89%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               0%(6)
================================================================================



                                                               For the period
                                                             October 13, 2006(1)
                                                                  through
WisdomTree International Communications Sector Fund            March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 25.38
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                          0.16
   Net realized and unrealized gain                                  3.61
--------------------------------------------------------------------------------
Total from investment operations                                     3.77
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                            (0.18)
   Capital gains                                                    (0.00)(7)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                   (0.18)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $ 28.97
================================================================================
TOTAL RETURN(3)                                                     14.87%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $23,174
Ratio to average net assets of:
   Expenses, net of expense reimbursements                           0.58%(4)
   Expenses, prior to expense reimbursements                         0.72%(4)
   Net investment income                                             1.43%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

6.   Amount represents less than 1%.

7.   Amount is less than $0.005.



48   WisdomTree Trust Prospectus

WisdomTree International Dividend Sector Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:


                                                               For the period
                                                             October 13, 2006(1)
                                                                  through
WisdomTree International Consumer Cyclical Sector Fund         March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $25.27
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                          0.15
   Net realized and unrealized gain                                  5.06
--------------------------------------------------------------------------------
Total from investment operations                                     5.21
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net Investment Income                                            (0.04)
   Capital gains                                                    (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                   (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $30.44
================================================================================
TOTAL RETURN(3)                                                     20.63%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $6,089
Ratio to average net assets of:
   Expenses, net of expense reimbursements                           0.58%(4)
   Expenses, prior to expense reimbursements                         0.89%(4)
   Net investment income                                             1.18%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              3%
================================================================================



                                                               For the period
                                                             October 13, 2006(1)
                                                                  through
WisdomTree International Consumer Non-Cyclical Sector Fund     March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 24.89
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                           0.25
   Net realized and unrealized gain                                   3.11
--------------------------------------------------------------------------------
Total from investment operations                                      3.36
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                             (0.02)
   Capital gains                                                     (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                    (0.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 28.23
--------------------------------------------------------------------------------
TOTAL RETURN(3)                                                      13.49%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $22,583
Ratio to average net assets of:
   Expenses, net of expense reimbursements                            0.58%(4)
   Expenses, prior to expense reimbursements                          0.69%(4)
   Net investment income                                              2.08%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               2%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

6.   Amount is less than $0.005.



                                                WisdomTree Trust Prospectus   49

WisdomTree International Dividend Sector Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:


                                                               For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Energy Sector Fund                     March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 25.44
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                           0.22
   Net realized and unrealized gain                                   2.92
--------------------------------------------------------------------------------
Total from investment operations                                      3.14
--------------------------------------------------------------------------------
Dividends to shareholders:
   Net Investment Income                                             (0.03)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 28.55
================================================================================
TOTAL RETURN(3)                                                      12.36%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $22,840
Ratio to average net assets of:
   Expenses, net of expense reimbursements                            0.58%(4)
   Expenses, prior to expense reimbursements                          0.69%(4)
   Net investment income                                              1.82%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================



                                                               For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Financial Sector Fund                 March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 25.34
--------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                           0.19
   Net realized and unrealized gain                                   2.42
--------------------------------------------------------------------------------
Total from investment operations                                      2.61
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                             (0.05)
   Capital gains                                                     (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                    (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 27.90
================================================================================
TOTAL RETURN(3)                                                      10.32%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's omitted)                          $22,321
Ratio to average net assets of:
   Expenses, net of expense reimbursements                            0.58%(4)
   Expenses, prior to expense reimbursements                          0.86%(4)
   Net investment income                                              1.98%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               5%
================================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

6.   Amount is less than $0.005.



50   WisdomTree Trust Prospectus

WisdomTree International Dividend Sector Funds
March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:


                                                         For the period
                                                    October 13, 2006(1) through
WisdomTree International Health Care Sector Fund         March 31, 2007
-------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 24.93
-------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      0.22
   Net realized and unrealized gain                              1.78
-------------------------------------------------------------------------------
Total from investment operations                                 2.00
-------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                        (0.01)
-------------------------------------------------------------------------------
Total dividends to shareholders                                 (0.01)
-------------------------------------------------------------------------------
Net asset value, end of period                                $ 26.92
===============================================================================
TOTAL RETURN(3)                                                  8.03%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $21,536
Ratio to average net assets of:
   Expenses, net of expense reimbursements                       0.58%(4)
   Expenses, prior to expense reimbursements                     0.69%(4)
   Net investment income                                         1.81%(4)
-------------------------------------------------------------------------------
Portfolio turnover rate(5)                                          3%
===============================================================================



                                                         For the period
                                                    October 13, 2006(1) through
WisdomTree International Industrial Sector Fund          March 31, 2007
-------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 25.39
-------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      0.23
   Net realized and unrealized gain                              5.54
-------------------------------------------------------------------------------
Total from investment operations                                 5.77
-------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                        (0.02)
   Capital gains                                                (0.00)(6)
-------------------------------------------------------------------------------
Total dividends and distributions to shareholders               (0.02)
-------------------------------------------------------------------------------
Net asset value, end of period                                $ 31.14
===============================================================================
TOTAL RETURN(3)                                                 22.75%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $24,910
Ratio to average net assets of:
   Expenses, net of expense reimbursements                       0.58%(4)
   Expenses, prior to expense reimbursements                     0.76%(4)
   Net investment income                                         1.98%(4)
-------------------------------------------------------------------------------
Portfolio turnover rate(5)                                          1%
===============================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

6.   Amount is less than $0.005.



                                                WisdomTree Trust Prospectus   51

Financial Highlights (concluded)

WisdomTree International Dividend Sector Funds
March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:


                                                         For the period
                                                    October 13, 2006(1) through
WisdomTree International Technology Sector Fund          March 31, 2007
-------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 25.13
-------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      0.11
   Net realized and unrealized gain                              1.02
-------------------------------------------------------------------------------
Total from investment operations                                 1.13
-------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                        (0.03)
-------------------------------------------------------------------------------
Total dividends to shareholders                                 (0.03)
-------------------------------------------------------------------------------
Net asset value, end of period                                $ 26.23
===============================================================================
TOTAL RETURN(3)                                                 4.51%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $ 5,246
Ratio to average net assets of:
   Expenses, net of expense reimbursements                       0.58%(4)
   Expenses, prior to expense reimbursements                     0.91%(4)
   Net investment income                                         0.87%(4)
-------------------------------------------------------------------------------
Portfolio turnover rate(5)                                          2%
===============================================================================



                                                         For the period
                                                    October 13, 2006(1) through
WisdomTree International Utilities Sector Fund           March 31, 2007
-------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 24.96
-------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      0.18
   Net realized and unrealized gain                              4.61
-------------------------------------------------------------------------------
Total from investment operations                                 4.79
-------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                        (0.04)
-------------------------------------------------------------------------------
Total dividends to shareholders                                 (0.04)
-------------------------------------------------------------------------------
Net asset value, end of period                                $ 29.71
===============================================================================
TOTAL RETURN(3)                                                 19.18%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $23,768
Ratio to average net assets of:
   Expenses, net of expense reimbursements                       0.58%(4)
   Expenses, prior to expense reimbursements                     0.68%(4)
   Net investment income                                         1.38%(4)
-------------------------------------------------------------------------------
Portfolio turnover rate(5)                                          1%
===============================================================================



1.   Commencement of investment operations.

2.   Based on average shares outstanding.

3. Total return is calculated assuming an initial investment made at the net reinvestment of asset value at the beginning of the period, all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less would have been than one year is not annualized. The total return lower if certain expenses had not been reimbursed by the investment advisor.

4.   Annualized.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.



52   WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited)

WisdomTree International Dividend Sector Funds

Except as noted below, the chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

The information is presented for the period from October 13, 2006 (commencement of investment operations) through June 29, 2007 for all Funds except WisdomTree Internation Real Estate Fund, which commenced operations on June 5, 2007.



                                                                           Market Price Above or       Market Price Below
                                                                         Equal to Net Asset Value        Net Asset Value
                                                                         ------------------------   -----------------------
                                                          Basis Point     Number    Percentage of   Number    Percentage of
                                                         Differential*    of Days    Total Days     of Days    Total Days
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
October 13, 2006 - June 29, 2007                              0-24.9        35         19.66%          19         10.67%
                                                             25-49.9        37         20.79%           2          1.12%
                                                             50-74.9        36         20.22%           4          2.25%
                                                            75-100.0        21         11.80%           2          1.12%
                                                              >100.0        19         10.67%           3          1.69%
                                                         ------------------------------------------------------------------
                                                               Total       148         83.15%          30         16.85%
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund
October 13, 2006 - June 29, 2007                              0-24.9        13          7.30%           7          3.93%
                                                             25-49.9        37         20.79%           7          3.93%
                                                             50-74.9        50         28.09%           2          1.12%
                                                            75-100.0        37         20.79%           2          1.12%
                                                              >100.0        22         12.36%           1          0.56%
                                                         ------------------------------------------------------------------
                                                               Total       159         89.33%          19         10.67%
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Cyclical Sector Fund
October 13, 2006 - June 29, 2007                              0-24.9        55         30.90%          29         16.29%
                                                             25-49.9        37         20.79%           8          4.49%
                                                             50-74.9        21         11.80%           9          5.06%
                                                            75-100.0        10          5.62%           2          1.12%
                                                              >100.0         3          1.69%           4          2.25%
                                                         ------------------------------------------------------------------
                                                               Total       126         70.79%          52         29.21%
---------------------------------------------------------------------------------------------------------------------------



                                                WisdomTree Trust Prospectus   53

WisdomTree International Dividend Sector Funds



                                                                           Market Price Above or       Market Price Below
                                                                         Equal to Net Asset Value        Net Asset Value
                                                                         ------------------------   -----------------------
                                                          Basis Point     Number    Percentage of   Number    Percentage of
                                                         Differential*    of Days    Total Days     of Days    Total Days
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Non-Cyclical Sector
Fund
October 13, 2006 - June 29, 2007                              0-24.9        16          8.99%           4          2.25%
                                                             25-49.9        35         19.66%           3          1.69%
                                                             50-74.9        53         29.78%           2          1.12%
                                                            75-100.0        44         24.72%           1          0.56%
                                                              >100.0        19         10.67%           1          0.56%
                                                         ------------------------------------------------------------------
                                                               Total       167         93.82%          11          6.18%
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Funds
October 13, 2006 - June 29, 2007                              0-24.9        18         10.11%          15          8.43%
                                                             25-49.9        22         12.36%           4          2.25%
                                                             50-74.9        30         16.85%           5          2.81%
                                                            75-100.0        29         16.29%           4          2.25%
                                                              >100.0        49         27.53%           2          1.12%
                                                         ------------------------------------------------------------------
                                                               Total       148         83.15%          30         16.85%
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund
October 13, 2006 - June 29, 2007                              0-24.9        20         11.24%           5          2.81%
                                                             25-49.9        31         17.42%           3          1.69%
                                                             50-74.9        62         34.83%           3          1.69%
                                                            75-100.0        30         16.85%           2          1.12%
                                                              >100.0        20         11.24%           2          1.12%
                                                         ------------------------------------------------------------------
                                                               Total       163         91.57%          15          8.43%
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund
October 13, 2006 - June 29, 2007                              0-24.9        13          7.30%           3          1.69%
                                                             25-49.9        23         12.92%           5          2.81%
                                                             50-74.9        62         34.83%           1          0.56%
                                                            75-100.0        39         21.91%           1          0.56%
                                                              >100.0        30         16.85%           1          0.56%
                                                         ------------------------------------------------------------------
                                                               Total       167         93.82%          11          6.18%
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund
October 13, 2006 - June 29, 2007                              0-24.9        19         10.67%           6          3.37%
                                                             25-49.9        35         19.66%           5          2.81%
                                                             50-74.9        57         32.02%           2          1.12%
                                                            75-100.0        34         19.10%           0          0.00%
                                                              >100.0        18         10.11%           2          1.12%
                                                         ------------------------------------------------------------------
                                                               Total       163         91.57%          15          8.43%
---------------------------------------------------------------------------------------------------------------------------



54   WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited) (concluded) WisdomTree International Dividend Sector Funds



                                                                           Market Price Above or       Market Price Below
                                                                         Equal to Net Asset Value        Net Asset Value
                                                                         ------------------------   -----------------------
                                                          Basis Point     Number    Percentage of   Number    Percentage of
                                                         Differential*    of Days    Total Days     of Days    Total Days
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund
October 13, 2006 - June 29, 2007                              0-24.9        12          6.74%           8          4.49%
                                                             25-49.9        39         21.91%           2          1.12%
                                                             50-74.9        45         25.28%           4          2.25%
                                                            75-100.0        47         26.40%           1          0.56%
                                                              >100.0        17          9.55%           3          1.69%
                                                         ------------------------------------------------------------------
                                                               Total       160         89.89%          18         10.11%
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund
October 13, 2006 - June 29, 2007                              0-24.9        16          8.99%          14          7.87%
                                                             25-49.9        33         18.54%           4          2.25%
                                                             50-74.9        33         18.54%           7          3.93%
                                                            75-100.0        42         23.60%           1          0.56%
                                                              >100.0        26         14.61%           2          1.12%
                                                         ------------------------------------------------------------------
                                                               Total       150         84.27%          28         15.73%
---------------------------------------------------------------------------------------------------------------------------
WisdomTree International Real Esate Fund
June 5, 2007 - June 29, 2007                                  0-24.9         2         10.53%           2         10.53%
                                                             25-49.9         2         10.53%           1          5.26%
                                                             50-74.9         6         31.58%           1          5.26%
                                                            75-100.0         3         15.79%           0          0.00%
                                                              >100.0         2         10.53%           0          0.00%
                                                         ------------------------------------------------------------------
                                                               Total        15         78.95%           4         21.05%
---------------------------------------------------------------------------------------------------------------------------



*    A basis point equals one-hundredth of one percent (0.01%).



                                                WisdomTree Trust Prospectus   55

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.


To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call:    1-866-909-9473
         Monday through Friday
         8:00 a.m. - 8:00 p.m. (Eastern time)


Write:   WisdomTree Trust
         c/o ALPS Distributors, Inc.
         1290 Broadway, Suite 1100
         Denver, Colorado 80203


Visit:   www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.


(C)2007 WisdomTree Trust

WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203


WisdomTree(SM) is a service mark of WisdomTree
Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

[WISDOMTREE(SM) LOGO]


WisdomTree Trust
48 Wall Street, Suite 1100
New York, NY 10005

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2007

WISDOMTREE(SM) TRUST

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for the following separate investment portfolios (each, a "Fund") of WisdomTree Trust (the "Trust"), as each such Prospectus may be revised from time to time:

WISDOMTREE DOMESTIC DIVIDEND FUNDS

   WisdomTree Total Dividend Fund
   WisdomTree High-Yielding Equity Fund
   WisdomTree LargeCap Dividend Fund
   WisdomTree Dividend Top 100(SM) Fund
   WisdomTree MidCap Dividend Fund
   WisdomTree SmallCap Dividend Fund

WISDOMTREE DOMESTIC EARNINGS FUNDS

   WisdomTree Total Earnings Fund
   WisdomTree Earnings 500 Fund
   WisdomTree MidCap Earnings Fund
   WisdomTree SmallCap Earnings Fund
   WisdomTree Earnings Top 100 Fund
   WisdomTree Low P/E Fund

WISDOMTREE INTERNATIONAL DIVIDEND FUNDS

   WisdomTree DEFA Fund
   WisdomTree DEFA High-Yielding Equity Fund
   WisdomTree Europe Total Dividend Fund
   WisdomTree Europe High-Yielding Equity Fund
   WisdomTree Europe SmallCap Dividend Fund
   WisdomTree Japan Total Dividend Fund
   WisdomTree Japan High-Yielding Equity Fund
   WisdomTree Japan SmallCap Dividend Fund
   WisdomTree Pacific ex-Japan Total Dividend Fund
   WisdomTree Pacific ex-Japan High-Yielding Equity Fund
   WisdomTree International LargeCap Dividend Fund


WisdomTree International Dividend Top 100(SM) Fund


   WisdomTree International MidCap Dividend Fund
   WisdomTree International SmallCap Dividend Fund
   Wisdom Tree Emerging Markets High-Yielding Equity Fund

WISDOMTREE INTERNATIONAL SECTOR FUNDS

   WisdomTree International Basic Materials Sector Fund
   WisdomTree International Communications Sector Fund
   WisdomTree International Consumer Cyclical Sector Fund
   WisdomTree International Consumer Non-Cyclical Sector Fund
   WisdomTree International Energy Sector Fund
   WisdomTree International Financial Sector Fund
   WisdomTree International Health Care Sector Fund
   WisdomTree International Industrial Sector Fund
   WisdomTree International Technology Sector Fund
   WisdomTree International Utilities Sector Fund
   Wisdom Tree International Real Estate Fund

The current Prospectus for each of the Domestic and International Dividend Funds, the International Sector Funds and the Domestic Earnings Funds is dated July 27, 2007. The International Dividend Funds and International Sector Funds are sometimes referred to collectively as the "International Funds." Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds' audited financial statements for the period ended March 31, 2007 are incorporated in this Statement of Additional Information by reference to the Funds' 2007 Annual Reports to Shareholders (File No. 811-21864). You may obtain a copy of the Funds' Annual Report at no charge by request to the Fund at the address or phone number noted below. Since the Emerging Markets High-Yielding Equity Fund and the International Real Estate Fund did not commence operations until after the close of the fiscal year, financial statements for these two Funds are not yet available.


A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

             Statement of Additional Information dated July 27, 2007

                               TABLE OF CONTENTS

General Description of the Trust and the Funds ............................    1
   WisdomTree Domestic Dividend Funds .....................................    1
   WisdomTree Domestic Earnings Funds .....................................    1
   WisdomTree International Dividend Funds ................................    1
   WisdomTree International Sector Funds ..................................    1
Investment Strategies and Risks ...........................................    2
   Principal Investment Strategy ..........................................    2
   General Risks ..........................................................    3
   Lack of Diversification ................................................    3
   Specific Investment Strategies .........................................    4
   Securities Lending .....................................................    4
   Money Market Instruments ...............................................    4
   Repurchase Agreements ..................................................    4
   Reverse Repurchase Agreements ..........................................    5
   Investment Company Securities ..........................................    5
   Real Estate Investment Trusts ..........................................    5
   Non-U.S. Securities ....................................................    5
   Depositary Receipts ....................................................    8
   Currency Transactions ..................................................    9
   Illiquid Securities ....................................................    9
   Futures, Options and Options on Futures Contracts ......................   10
   Risks of Futures and Options Transactions ..............................   10
   Swap Agreements ........................................................   10
   Tracking Stocks ........................................................   10
   Future Developments ....................................................   11
Proxy Voting Policy .......................................................   11
Portfolio Holding Disclosure Policies and Procedures ......................   12
Description of the WisdomTree Indexes .....................................   13
   WisdomTree Domestic Dividend Indexes ...................................   14
      WisdomTree Dividend Index ...........................................   14
      WisdomTree High-Yielding Equity Index ...............................   14
      WisdomTree LargeCap Dividend Index ..................................   15
      WisdomTree Dividend Top 100 Index ...................................   15
      WisdomTree MidCap Dividend Index ....................................   15
      WisdomTree SmallCap Dividend Index ..................................   15
   WisdomTree Domestic Earnings Indexes ...................................   15
      WisdomTree Earnings Index ...........................................   15
      WisdomTree Earnings 500 Index .......................................   16
      WisdomTree MidCap Earnings Index ....................................   16
      WisdomTree SmallCap Earnings Index ..................................   16
      WisdomTree Earnings Top 100 Index ...................................   16
      WisdomTree Low P/E Index ............................................   17
   WisdomTree International Dividend Indexes ..............................   17
      WisdomTree DEFA Index ...............................................   17
      WisdomTree DEFA High-Yielding Equity Index ..........................   17
      WisdomTree Europe Dividend Index ....................................   17
      WisdomTree Europe High-Yielding Equity Index ........................   18
      WisdomTree Europe SmallCap Dividend Index ...........................   18
      WisdomTree Japan Dividend Index .....................................   18
      WisdomTree Japan High-Yielding Equity Index .........................   18
      WisdomTree Japan SmallCap Dividend Index ............................   18
      WisdomTree Pacific ex-Japan Dividend Index ..........................   19

      WisdomTree Pacific ex-Japan High-Yielding Equity Index ..............   19
      WisdomTree International LargeCap Dividend Index ....................   19
      WisdomTree International Dividend Top 100 Index .....................   19
      WisdomTree International MidCap Dividend Index ......................   19
      WisdomTree International SmallCap Dividend Index ....................   20
      WisdomTree Emerging Markets High-Yielding Equity Index ..............   20
   WisdomTree International Sector Indexes ................................   20
      WisdomTree International Basic Materials Sector Index ...............   20
      WisdomTree International Communications Sector Index ................   20
      WisdomTree International Consumer Cyclical Sector Index .............   20
      WisdomTree International Consumer Non-Cyclical Sector Index .........   21
      WisdomTree International Energy Sector Index ........................   21
      WisdomTree International Financial Sector Index .....................   21
      WisdomTree International Health Care Sector Index ...................   21
      WisdomTree International Industrial Sector Index ....................   21
      WisdomTree International Technology Sector Index ....................   22
      WisdomTree International Utilities Sector Index .....................   22
      WisdomTree International Real Estate Index ..........................   22
Investment Limitations ....................................................   23
Fundamental Policies ......................................................   23
   Senior Securities ......................................................   23
   Borrowing ..............................................................   23
   Underwriting ...........................................................   23
   Concentration ..........................................................   23
   Real Estate ............................................................   23
   Commodities ............................................................   23
   Loans ..................................................................   23
Continuous Offering .......................................................   24
Management of the Trust ...................................................   25
Trustees and Officers .....................................................   25
Interested Trustee and Officers ...........................................   25
Independent Trustees ......................................................   26
   Committees of the Board of Trustees ....................................   27
   Audit Committee ........................................................   27
   Governance and Nominating Committee ....................................   27
   Approval of Investment Advisory Agreement and Sub-Advisory Agreement ...   27
   Approval of Investment Advisory Agreement ..............................   28
   Remuneration of Trustees ...............................................   29
   Control Persons and Principal Holders of Securities ....................   29
   Investment Adviser .....................................................   44
   Sub-Adviser ............................................................   47
   Portfolio Managers .....................................................   48
   Portfolio Manager Fund Ownership .......................................   49
   Portfolio Manager Compensation .........................................   49
   Code of Ethics .........................................................   50
   Administrator, Custodian and Transfer Agent ............................   50
   Distributor ............................................................   51
Brokerage Transactions ....................................................   52
Additional Information Concerning the Trust ...............................   62
   Shares .................................................................   62
   Termination of the Trust or a Fund .....................................   62
   Role of DTC ............................................................   62
   Creation & Redemption of Creation Unit Aggregations ....................   63

   Creation ...............................................................   63
   Fund Deposit ...........................................................   63
   Procedures for Creation of Creation Unit ...............................   64
   Placement of Creation Orders for Domestic Dividend and Earnings Weighted
      Funds Using the Clearing Process ....................................   65
   Placement of Creation Orders for Domestic Dividend and Earnings Weighted
      Funds Outside the Clearing Process ..................................   65
   Placement of Creation Orders for International Funds ...................   66
   Acceptance of Orders for Creation Unit Aggregations ....................   67
   Creation Transaction Fee ...............................................   67
   Placement of Redemption Orders for Domestic Dividend and Earnings
      Weighted Funds Using the Clearing Process ...........................   68
   Placement of Redemption Orders for Domestic Dividend and Earnings
      Weighted Funds Outside the Clearing Process .........................   68
   Placement of Redemption Orders for International Funds .................   69
Regular Holidays ..........................................................   70
Taxes .....................................................................   74
Determination of NAV ......................................................   78
Dividends and Distributions ...............................................   79
Financial Statements ......................................................   79
Miscellaneous Information .................................................   79

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following Funds:

WISDOMTREE DOMESTIC DIVIDEND FUNDS

   WisdomTree Total Dividend Fund
   WisdomTree High-Yielding Equity Fund
   WisdomTree LargeCap Dividend Fund
   WisdomTree Dividend Top 100 Fund
   WisdomTree MidCap Dividend Fund
   WisdomTree SmallCap Dividend Fund

WISDOMTREE DOMESTIC EARNINGS FUNDS

   WisdomTree Total Earnings Fund
   WisdomTree Earnings 500 Fund
   WisdomTree MidCap Earnings Fund
   WisdomTree SmallCap Earnings Fund
   WisdomTree Earnings Top 100 Fund
   WisdomTree Low P/E Fund

WISDOMTREE INTERNATIONAL DIVIDEND FUNDS


   WisdomTree DEFA Fund
   WisdomTree DEFA High-Yielding Equity Fund
   WisdomTree Europe Total Dividend Fund
   WisdomTree Europe High-Yielding Equity Fund
   WisdomTree Europe SmallCap Dividend Fund
   WisdomTree Japan Total Dividend Fund
   WisdomTree Japan High-Yielding Equity Fund
   WisdomTree Japan SmallCap Dividend Fund
   WisdomTree Pacific ex-Japan Total Dividend Fund
   WisdomTree Pacific ex-Japan High-Yielding Equity Fund
   WisdomTree International LargeCap Dividend Fund
   WisdomTree International Dividend Top 100 Fund
   WisdomTree International MidCap Dividend Fund
   WisdomTree International SmallCap Dividend Fund
   WisdomTree Emerging Markets High-Yielding Equity Fund


WISDOMTREE INTERNATIONAL SECTOR FUNDS

   WisdomTree International Basic Materials Sector Fund
   WisdomTree International Communications Sector Fund
   WisdomTree International Consumer Cyclical Sector Fund
   WisdomTree International Consumer Non-Cyclical Sector Fund
   WisdomTree International Energy Sector Fund
   WisdomTree International Financial Sector Fund
   WisdomTree International Health Care Sector Fund
   WisdomTree International Industrial Sector Fund
   WisdomTree International Technology Sector Fund
   WisdomTree International Utilities Sector Fund
   WisdomTree International Real Estate Fund

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") that defines a dividend paying segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. BNY Investment Advisors is the investment sub-adviser ("Sub-Adviser") to each Fund. WisdomTree Investments is the parent company of WisdomTree Asset Management.

Each Fund issues and redeems shares at net asset value per share ("NAV") only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as the New York Stock Exchange ("NYSE") or American Stock Exchange("AMEX")(each, a "Listing Exchange"), and trade throughout the day on the Listing Exchange and other secondary markets at market price that may differ from NAV. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

"WisdomTree", "Dividend Top 100", and "Dividend Stream" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

                         INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGY. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as indexing, may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The International Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its underlying Index, before fees and expenses, will be 95% or better.

Each of the WisdomTree High-Yielding Equity Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend Top 100 Fund, WisdomTree MidCap Dividend Fund, WisdomTree SmallCap Dividend Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan High-Yielding Equity Fund and WisdomTree

International Dividend Top 100 Fund intends to invest in all or substantially all of the securities in its Index in approximately the same proportions as such securities are found in the Index. This investment strategy is sometimes known as "Replication."While each of these Funds generally will use a Replication strategy, each Fund may, in certain circumstances use a "Representative Sampling" strategy. "Representative Sampling" is explained in more detail below.

Each of the other Funds intends to use a Representative Sampling strategy to invest a substantial portion of its assets in securities of its underlying Index. Representative Sampling means that the Fund selects from the underlying Index a sample of securities that closely resembles the underlying Index in terms of key performance and risk factors and other characteristics. These factors and characteristics include, for example, total dividends paid, trading volume and liquidity, industry weightings, country weightings, market capitalization, and other financial characteristics. To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund may similarly concentrate its investments.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for a Fund.

GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantees that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund's Prospectus.

LACK OF DIVERSIFICATION. Each Fund is considered to be "non-diversified." A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund's volatility and performance.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("IRC"), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Subchapter M generally requires the Fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the Fund's total assets are invested in securities in any one issuer, and (b) the Fund does not hold more than 10% of the outstanding voting securities of that issuer. Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the Fund's taxable year. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their investment objectives.

SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund's portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "triparty" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund's total assets in any single investment company and no more than 10% in any combination of two or more investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts ("REITs") to the extent allowed by law. Risks associated with investments in securities of REITs include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the IRC, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate. Unlike the other Funds, the International Real Estate Fund may invest in Passive Foreign Investment Companies ("PFICs"). Investments in PFICs may decrease the tax efficiency of this Fund.

NON-U.S. SECURITIES. The International Funds invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund's investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund.

The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Funds to incur higher portfolio transaction costs than domestic equity funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

INVESTMENTS IN EMERGING MARKETS. The WisdomTree Emerging Markets High-Yielding Equity Fund invests substantially all of its assets in markets that are considered to be "emerging." Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty,
(iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

INVESTMENTS IN AUSTRALIA. The Pacific ex-Japan Total Dividend Fund and the Pacific ex-Japan High-Yielding Equity Fund generally invest a relatively large percentage of their assets in companies organized in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund's performance.


INVESTMENTS IN BRAZIL. The Emerging Markets High-Yielding Equity Fund may invest a portion of its assets in companies organized and listed in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of United States companies or the United States government, including (i) investment and repatriation controls, which could affect the Fund's ability to operate, and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. Federal income tax purposes, (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. Dollar, (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets, (iv) the effect that a trade deficit could have on economic stability and the Brazilian government's economic policy, (v) high rates of inflation, (vi) governmental involvement in and influence on the private sector, (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States, and (viii) political and other considerations, including changes in applicable Brazilian tax laws.

INVESTMENTS IN CANADA. Certain of the International Funds may invest in Canada. The U.S. is Canada's largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN CHINA AND HONG KONG. Most of the International Funds (except for the Europe and Japan Funds) invest a portion of their assets in securities listed and traded on the Hong Kong Stock Exchange. The Emerging Markets High-Yielding Equity Fund invests a portion of its assets in securities of companies organized in China and listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include:


(i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) the increasing competition from Asia's other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;
(viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (xi) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies;
(xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer;
(xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong, as well; and (ixx) the risk that certain companies in the Fund's Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism.


Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People's Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China's predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN FRANCE. Certain of the International Funds may invest in France. France is a member of the European Economic and Monetary Union ("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN GERMANY. Certain of the International Funds may invest in Germany. Germany is a member of the European Economic and Monetary Union ("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN JAPAN. The Japan Total Dividend Fund, Japan SmallCap Dividend Fund, Japan High-Yielding Equity Fund, International Consumer Cyclical Sector Fund, International Health Care Sector Fund, International Industrial Sector Fund, and International Technology Sector Fund generally invest a relatively large percentage of their assets in companies organized in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN SINGAPORE. Certain of the International Funds may invest in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN SOUTH AFRICA. The Emerging Markets High-Yielding Equity Fund may invest a portion of its assets in companies organized and listed in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries) certain issues, such as unemployment, access to healthcare, limited economic opportunity, and other financial constraints, continue to present obstacles towards full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa's currency may be vulnerable to devaluation. These and other factors could have a negative impact on the Fund's performance.

INVESTMENTS IN SOUTH KOREA. The Emerging Markets High-Yielding Equity Fund may invest a portion of its assets in companies organized and listed in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on the Fund's performance.

INVESTMENTS IN TAIWAN. The Emerging Markets High-Yielding Equity Fund may invest a portion of its assets in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on the Fund's performance.

INVESTMENTS IN THE UNITED KINGDOM. Most of the International Funds (except for the Japan and Pacific ex-Japan Funds) invest a portion of their assets in companies organized in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund's performance.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund's investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

CURRENCY TRANSACTIONS. The International Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund's assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

FORWARD FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time,such transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its underlying Index and may lower the Fund's return. A Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

Swap agreements also may allow a Fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the Fund. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund's Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

                               PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of the Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and the Sub-Adviser's role in implementing such guidelines.

The Sub-Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager. The Sub-Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures.

The Sub-Adviser has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Sub-Adviser has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Sub-Adviser and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. As ISS will vote proxies in accordance with the proxy voting guidelines, the Sub-Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Sub-Adviser and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Sub-Adviser's Chief Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues. A complete copy of the Proxy Policy may be obtained by calling 1-866-909-9473.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

              PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the "Policy") with respect to each Fund to prevent possible disclosure and misuse of material non-public information concerning each Fund's portfolio holdings. This Policy applies to all officers, employees and agents of each Fund. This includes the Funds' investment adviser, WisdomTree Asset Management, and Sub-Adviser, BNY Investment Advisers (together, for purposes of this Policy, the "Advisers").

Purpose of the Policy. Each Fund's current portfolio holdings may be material non-public information and, if so, must not be selectively disclosed, except in accordance with the Policy or as otherwise required by state law or federal securities laws. The Policy is designed to prevent the possible misuse of knowledge of a Fund's portfolio holdings and to ensure that the interests of the Fund's Advisers, distributor, ALPS Distributors, Inc. (the "Distributor"), or any affiliated person of the Fund, the Advisers or the Distributor, are not placed above those of the Fund's shareholders.


General. Each Fund's portfolio holdings information must be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of the Fund's shareholders; (ii) does not put the interests of the Fund's Advisers or the Distributor, or any affiliated person of the Fund, the Advisers or the Distributor, above those of the Fund's shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units (defined below), as contemplated by the WisdomTree Exemptive Orders and discussed below; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

The "entities" referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares, known as "Creation Units", pursuant to legal requirements, including the WisdomTree Exemptive Orders granted by the SEC pursuant to which each Fund offers and redeems its shares, and other institutional market participants and entities that provide information services.


The Funds' Chief Compliance Officer may authorize disclosure of portfolio holdings.

Disclosure of Portfolio Holdings to Service Providers. Each business day, information about each Fund's portfolio holdings will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects each Fund's anticipated portfolio holdings on the following business day, though it may not represent a pro rata portion of such portfolio.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisers, the Distributor and the Fund's administrator, custodian and accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the WisdomTree Exemptive Orders, agreements with the Fund, and the terms of the Trust's current registration statement.

Online Disclosure of Ten Largest Stock Holdings. Each Fund may disclose its complete portfolio holdings and its ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represent of the Fund's total assets as of the close of the prior business day, the following business day, or as soon as practicable thereafter, online at www.wisdomtree.com. Online disclosure of such holdings is freely available to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations.

Disclosure of Portfolio Holdings As Required by Applicable Law. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

Prohibitions on Disclosure of Portfolio Holdings. No person is authorized to disclose a Fund's portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy.

                      DESCRIPTION OF THE WISDOMTREE INDEXES

Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company generally must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or the NASDAQ National Market ("NASDAQ"). To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, PFIC sand derivative securities, such as warrants and rights, are not eligible (though PFICs are eligible to be included in the International Real Estate Fund).

In order to be included in one of the WisdomTree Domestic Earnings Indexes, a company must:(i) be incorporated in the United States (including Puerto Rico),
(ii) be listed on the NYSE, AMEX or NASDAQ, (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities, such as warrants and rights, are not eligible.

Annual Index Reconstitution. The WisdomTree Indexes are "reconstituted" on an annual basis. New securities are added to the Indexes only during the "annual reconstitution. "The annual reconstitution of the Domestic Dividend and Earnings Indexes takes place at the end of November and the beginning of December each year. The annual reconstitution of the International Dividend Indexes takes place at the end of June and the beginning of July each year.

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree's proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the "Index measurement date" or the "Screening Point." Based on this screening, securities that meet Index requirements are added to the applicable Index and securities that do not meet such requirements are dropped from the applicable Index. A "preliminary Index" is made publicly available based on this information. The "Weighting Date" is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the third Wednesday of December for the Domestic Dividend and Earnings Indexes and after the close of trading on the third Wednesday of June for the International Indexes. The final index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the "Reconstitution Date."

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the New York Stock Exchange is open for trading.

Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtreeindexes.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the "Calculation Agent"). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore,WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds' portfolio strategies and to prevent the Funds' portfolio managers from having any influence on the construction of the Index methodology.

WISDOMTREE DOMESTIC DIVIDEND INDEXES

WisdomTree Dividend Index

Number of Components: approximately 1450

Index Description. The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock. Each Domestic Dividend Index is derived from the WisdomTree Dividend Index.

WisdomTree High-Yielding Equity Index

Number of Components: approximately 400

Index Description. The WisdomTree High-Yielding Equity Index measures the performance of the highest yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. The Index consists of large-capitalization securities.

WisdomTree Dividend Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Unlike other WisdomTree Domestic Indexes, which weight index components based on projected cash dividends, a component's weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of approximately 100 large-capitalization securities.

WisdomTree MidCap Dividend Index

Number of Components: approximately 425

Index Description. The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Dividend Index

Number of Components: approximately 725

Index Description. The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities.

WISDOMTREE DOMESTIC EARNINGS INDEXES

WisdomTree Earnings Index

Number of Components: approximately 2350

Index Description. The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange, NASDAQ Global Select, or NASDAQ Global Market (the "NASDAQ Market"), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the broad U.S. market.

WisdomTree Earnings 500 Index

Number of Components: approximately 500

Index Description. The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree MidCap Earnings Index

Number of Components: approximately 785

Index Description. The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. For these purposes, Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Earnings Index

Number of Components: approximately 1080

Index Description. The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily small-capitalization securities.

WisdomTree Earnings Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree Earnings Top 100 Index is a fundamentally weighted Index that measures the performance of 100 large-cap companies with relatively high earnings yields. The Index is created by selecting the 100 companies with the highest earnings yields from the 300 largest companies within the WisdomTree Earnings

500 Index. Unlike the other Earnings Indexes which weight companies based on aggregate earnings, the Index is weighted by earnings yield. A component company's weight in the Index at the Index measurement date is determined by its earnings yield. Earnings yield is calculated by dividing a company's trailing 12 months earnings by its market capitalization. This amount is then divided by the sum of all earnings yields for all the component companies in the Index. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree Low P/E Index

Number of Components: approximately 700

Index Description. The WisdomTree Low P/E Index is a fundamentally weighted index that measures the performance of companies with the lowest price-to-earnings ratios ("P/E ratios") within the WisdomTree Earnings Index that meet certain requirements. To be included in the Low P/E Index, companies must have market capitalizations of at least $200 million as of the Index measurement date. On the Index measurement date companies that meet these requirements are ranked by P/E ratio. Those companies with the lowest P/E ratios are ranked highest. The top 30% of these companies are included in the Index. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WISDOMTREE INTERNATIONAL DIVIDEND INDEXES

WisdomTree DEFA Index

Number of Components: approximately 2390

Index Description. The WisdomTree DEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet certain other requirements. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree DEFA High-Yielding Equity Index

Number of Components: approximately 690

Index Description. The WisdomTree DEFA High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe Dividend Index

Number of Components: approximately 1160

Index Description. The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom. Companies must have paid at least $5 million in cash dividends on shares of their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe High-Yielding Equity Index

Number of Components: approximately 330

Index Description. The WisdomTree Europe High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies are ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe SmallCap Dividend Index

Number of Components: approximately 520

Index Description. The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe.

WisdomTree Japan Dividend Index

Number of Components: approximately 820

Index Description. The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Japan High-Yielding Equity Index

Number of Components: approximately 240

Index Description. The WisdomTree Japan High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Japan SmallCap Dividend Index

Number of Components: approximately 520

Index Description. The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

WisdomTree Pacific ex-Japan Dividend Index

Number of Components: approximately 411

Index Description. The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet certain other requirements. The WisdomTree Pacific ex-Japan Dividend Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Pacific ex-Japan High-Yielding Equity Index

Number of Components: approximately 110

Index Description. The WisdomTree Pacific ex-Japan High-Yielding Equity Index measures the performance of the highest dividend paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of Europe, Far East Asia and Australasia. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations as of the Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily large-capitalization securities.

WisdomTree International Dividend Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component's weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities.

WisdomTree International MidCap Dividend Index

Number of Components: approximately 690

Index Description. The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily mid-capitalization securities.

WisdomTree International SmallCap Dividend Index

Number of Components: approximately 1400

Index Description. The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities.

WisdomTree Emerging Markets High-Yielding Equity Index

Number of Components: approximately 220

Index Description. The WisdomTree Emerging Markets High-Yielding Equity Index measures the performance of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WISDOMTREE INTERNATIONAL SECTOR INDEXES

WisdomTree International Basic Materials Sector Index

Number of Components: approximately 180

Index Description. The WisdomTree International Basic Materials Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Basic Materials Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Basic Materials" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: chemicals, forest products and paper, iron/steel, and mining. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Communications Sector Index

Number of Components: approximately 150

Index Description. The WisdomTree International Communications Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Communications Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Communications" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: advertising, internet, media, and telecom. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Consumer Cyclical Sector Index

Number of Components: approximately 425

Index Description. The WisdomTree International Consumer Cyclical Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Consumer Cyclical Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Consumer Cyclical" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: airlines, apparel, automobiles and parts, entertainment, food service, home builders, housewares, leisure time, lodging, office furnishings, retail, textiles, and toys/games. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Consumer Non-Cyclical Sector Index

Number of Components: approximately 375

Index Description. The WisdomTree International Consumer Non-Cyclical Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Consumer Non-Cyclical Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Consumer Non-Cyclical" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: agriculture, tobacco, beverages, biotechnology, commercial services, cosmetics/personal care, food, health care, pharmaceuticals, and household products. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Energy Sector Index

Number of Components: approximately 60

Index Description. The WisdomTree International Energy Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Energy Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Energy" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: oil and gas producers, oil and gas services, pipelines, alternative energy sources, and coal. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Financial Sector Index

Number of Components: approximately 450

Index Description. The WisdomTree International Financial Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Financial Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Financial" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: banks, savings and loans, insurance companies, investment companies, real estate companies, and diversified financial service companies. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Health Care Sector Index

Number of Components: approximately 100

Index Description. The WisdomTree International Health Care Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Health Care Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Health Care" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: health care products, health care services, pharmaceuticals, and biotechnology. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Industrial Sector Index

Number of Components: approximately 560

Index Description. The WisdomTree International Industrial Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S.

(i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Industrial Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Industrial" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: aerospace and defense, building materials, electronic components and equipment, engineering and construction, hand and machine tools, machinery, metal fabrication, packaging and containers, shipbuilding, transportation, and trucking and leasing. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Technology Sector Index

Number of Components: approximately 85

Index Description. The WisdomTree International Technology Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Technology Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Technology" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: computers, office and business equipment, semiconductors, and software. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Utilities Sector Index

Number of Components: approximately 70

Index Description. The WisdomTree International Utilities Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Utilities Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Utilities" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: gas, electric, and water. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Real Estate Index

Number of Components: approximately 220

Index Description. The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Real Estate" sector. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified REITs. The Index also includes companies that may be classified as PFICs.

                             INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund's Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, other than with respect to a Fund's limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Each Fund's fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

     Senior Securities

     Issue senior securities, except as permitted under the 1940 Act.

     Borrowing

     Borrow money, except as permitted under the 1940 Act.

     Underwriting

     Act as an underwriter of another issuer's securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

     Concentration

     Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund's underlying Index concentrates in the securities of a particular industry or group of industries.

     Real Estate

     Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

     Commodities

     Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     Loans

     Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.

     By way of example (but not as a statement of the actual fundamental policy), this means that, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund's investment policies.


     Non-Fundamental Policies. The following investment policy is not fundamental and MAY be changed without shareholder approval.

     Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund's name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                               CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                             MANAGEMENT OF THE TRUST


Trustees and Officers


The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.

Interested Trustee and Officers


                                                                                          Number of
                                     Term of                                              Portfolios
                                      office                                               in Fund         Other
                                       and                                                 Complex     Directorships
                                      Length                                               Overseen       Held by
                                     of Time        Principal Occupation(s) During        by Trustee    Trustee and
Name (year of birth)     Position     Served               the Past 5 Years              and Officer      Officer
--------------------   -----------   -------   ---------------------------------------   -----------   -------------
Jonathan Steinberg     Trustee,      Trustee   Chief Executive Officer of                     38            None.
(1964)                 President*    since     WisdomTree Investments, Inc.
                                     2005      (formerly, Index Development Partners,
                                               Inc.) and Director of WisdomTree
                                               Investments, Inc. since 1989.

Marc Ruskin            Treasurer*,   Officer   Treasurer of WisdomTree Investments            38            None.
(1952)                 Assistant     since     (formerly, Index Development
                       Secretary*    2005      Partners, Inc.); Chief Financial
                                               Officer, RiskMetrics Group, Inc.
                                               from 2003 to 2004; Chief Financial
                                               Officer of Cognet Corp.
                                               from 1999 to 2002.

Richard Morris         Secretary*,   Officer   Deputy General Counsel of                      38            None.
(1967)                 Chief Legal   since     WisdomTree Investments, Inc. since
                       Officer*      2005      2005; Senior Counsel at Barclays
                                               Global Investors, N.A. from 2002 to
                                               2005; Counsel at Barclays Global
                                               Investors, N.A. from 2000 to 2001.


----------
*    Elected by and serves at the pleasure of the Board of Trustees.

Independent Trustees

                                      Term of                                              Number of
                                       office                                             Portfolios       Other
                                        and                                                 in Fund    Directorships
                                       Length                                               Complex       Held by
                                      of Time        Principal Occupation(s) During        Overseen     Trustee and
Name (year of birth)     Position      Served               the Past 5 Years              by Trustee      Officer
--------------------   ------------   -------   ---------------------------------------   ----------   --------------
Gregory Barton         Trustee        Trustee   Executive Vice President of                   38            None.
(1961)*                               since     Licensing and Legal Affairs,
                                      2006      General Counsel and Secretary of
                                                Ziff Davis Media Inc. since 2003;
                                                Executive Vice President of Legal
                                                Affairs, General Counsel and Secretary
                                                of Ziff Davis Media Inc. from 2002 to
                                                2003; President (2001 to 2002), Chief
                                                Financial Officer (2000 to 2002), Vice
                                                President of Business Development
                                                (1999 to 2001) and General Counsel
                                                and Secretary (1998 to 2002) of
                                                WisdomTree Investments, Inc.
                                                (formerly, Index Development
                                                Partners, Inc.)
Toni Massaro           Trustee        Trustee   Dean at University of Arizona James           38            None.
(1955)**                              since     E. Rogers College of Law since 1999;
                                      2006      Professor at University of Arizona
                                                James E. Rogers College of Law
                                                since 1990.

Victor Ugolyn          Trustee,       Trustee   President and Chief Executive Officer         38       Trustee on
(1947)                 Chairman of    since     of William D. Witter, Inc. 2005 to                     Board of
                       the Board of   2006      August 2006; Consultant to                             Trustees of
                       Trustees                 AXA Enterprise in 2004;                                Naismith
                                                Chairman, President and Chief                          Memorial
                                                Executive Officer of Enterprise Capital                Basketball
                                                Management (subsidiary of The                          Hall of
                                                MONY Group, Inc.) and Enterprise                       Fame;
                                                Group of Funds, Chairman of MONY                       Member of
                                                Securities Corporation, and Chairman                   the Board of
                                                of the Fund Board of Enterprise Group                  Overseers of
                                                of Funds from 1991 to 2004.                            the Hoover
                                                                                                       Institution at
                                                                                                       Stanford
                                                                                                       University.

----------
*    Chair of the Audit Committee.

**   Chair of the Governance and Nominating Committee.

The following table sets forth, as of December 31, 2006 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

                                                  Aggregate Dollar Range of Equity Securities
                                                    in All Registered Investment Companies
                         Dollar Range of Equity         Overseen by Trustee in Family of
Name of Trustee         Securities in the Funds               Investment Companies
---------------------   -----------------------   -------------------------------------------
Interested Trustee:
Jonathan Steinberg           Over $100,000                        Over $100,000

Independent Trustees:
Gregory Barton               Over $100,000                        Over $100,000
Toni Massaro                  $0 - $10,000                        $0 - $10,000
Victor Ugolyn              $50,001 - $100,000                  $50,001 - $100,000

As of December 31, 2006 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Distributor.

The Board of Trustees of the Trust met six times during the fiscal year ended March 31, 2007.

Committees of the Board of Trustees

Audit Committee. Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee's responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds' financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (vi) act as a liaison between the Trust's independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. During the fiscal year ended March 31, 2007, the Audit Committee held one meeting.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust's Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust's Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2007, the Nominating Committee held one meeting.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.


Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). At meetings held on February 21, 2006 with respect to certain Domestic Dividend Funds and certain International Dividend Funds, May 3, 2006 with respect to certain International Dividend Funds, May 25, 2006 with respect to certain Domestic Dividend Funds and International Dividend Funds, June 12, 2006 and December 4, 2006 with respect to the International Sector Funds, December 4, 2006 with respect to the Earnings Weighted Funds, and June 11, 2007 with respect to the Emerging Markets High-Yielding Equity Fund, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement with WisdomTree Asset Management ("WTAM") with respect to the Funds. In approving the Advisory Agreement with WTAM, the Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) WTAM's personnel and operations; (iii) WTAM's financial condition; (iv) the level and method of computing each Fund's advisory fee; (v) the anticipated profitability of WTAM under the Advisory Agreement; (vi) "fall-out" benefits to WTAM and its affiliates (i.e., ancillary benefits that may be realized by WTAM or its affiliates from WTAM's relationship with the Funds); (vii) the anticipated effect of growth and size on each Fund's performance and expenses; and (viii) possible conflicts of interest.


The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM's anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with developing and maintaining the indexes to be used by the Funds, the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using the same criteria it used for WTAM. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, is proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives an annual fee of $40,000 for meetings of the Board attended by the Trustee. The Audit Committee Chairman will be paid an additional $4,000 and the Independent Chairman of the Board will be paid an additional $20,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The following table sets forth the fees paid to each Trustee for the fiscal year-ended March 31, 2007.

                                       Pension or Retirement
                         Aggregate      Benefits Accrued As    Estimated Annual   Total Compensation
Name of Interested     Compensation       Part of Company        Benefits upon    From the Funds and
    Trustee           from the Trust         Expenses              Retirement        Fund Complex
------------------    --------------   ---------------------   ----------------   ------------------
Jonathan Steinberg         None                None                  None                None

                                       Pension or Retirement
                         Aggregate      Benefits Accrued As    Estimated Annual   Total Compensation
Name of Independent    Compensation       Part of Company        Benefits upon    From the Funds and
    Trustee           from the Trust         Expenses              Retirement        Fund Complex
------------------    --------------   ---------------------   ----------------   ------------------
Gregory Barton            $44,000              None                  None              $44,000
Toni Massaro              $40,000              None                  None              $40,000
Victor Ugolyn             $60,000              None                  None              $60,000

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust's outstanding shares as of June 30, 2007.

Control Persons and Principal Holders of Securities.


Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants ("DTC Participants"), as of June 30, 2007, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:



                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree Total Dividend Fund

NFS LLC                                                                23.68%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         15.95%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

PERSHING                                                                9.81%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                               8.53%
333 W. 34TH STREET
NEW YORK NY 10001

MERRILL LYNCH                                                           5.44%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree High-Yielding Equity Fund

CHARLES SCHWAB                                                         21.10%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

MSDW INC.                                                              17.29%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

SWISS AME                                                               9.16%
12 EAST 49TH STREET
41ST FLOOR
NEW YORK NY 10017

NFS LLC                                                                 8.25%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                           7.34%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                                7.02%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIRST CLEAR                                                             6.59%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CITIGROUP                                                               5.51%
333 W. 34TH STREET
NEW YORK NY 10001

WisdomTree DEFA(SM) Fund

FIRST CLEAR                                                            18.57%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CHARLES SCHWAB                                                         15.33%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                12.10%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                           9.77%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                                8.39%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

AMERITRADE                                                              5.98%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree DEFA(SM) High-Yielding Equity Fund

CHARLES SCHWAB                                                         24.24%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

MERRILL LYNCH                                                          13.04%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                 7.62%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                                7.18%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

MSDW INC.                                                               6.16%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                             5.73%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CITIGROUP                                                               5.42%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan High Yielding Equity Fund

NFS LLC                                                                18.90%
200 LIBERTY STREET
NEW YORK CITY NY 10281

GOLDMAN SKPG                                                           16.00%
30 HUDSON STREET
JERSEY CITY NJ 07302

CHARLES SCHWAB                                                         11.31%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

MERRILL LYNCH                                                           8.29%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

AMERITRADE                                                              6.72%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

PERSHING                                                                5.82%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIRST CLEAR                                                             5.67%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree Pacific ex-Japan Total Dividend Fund

GOLDMAN SKPG                                                           20.51%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                                11.19%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         10.77%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

CITIGROUP                                                               9.09%
333 W. 34TH STREET
NEW YORK NY 10001

FISERV TR                                                               5.49%
717 - 17TH STREET
SUITE 2600
DENVER CO 80202

AMERITRADE                                                              5.29%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

WisdomTree Europe Total Dividend Fund

MERRILL LYNCH                                                          20.62%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

MERRIL                                                                  9.12%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                 8.16%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                          7.80%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

CITIGROUP                                                               6.65%
333 W. 34TH STREET
NEW YORK NY 10001

MSDW INC.                                                               6.04%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

JP MORGAN CHASE BANK NA                                                 5.66%
PROXY SERVICES
14201 DALLAS PKWAY
DALLAS, TX 75254

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree Europe High-Yielding Equity Fund

MERRILL LYNCH                                                          15.93%
101 HUDSON ST 9TH FL
JERSEY CITY  NJ 07302

NFS LLC                                                                11.93%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                                9.59%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

MSDW INC.                                                               8.46%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

CHARLES SCHWAB                                                          8.30%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

FIRST CLEAR                                                             7.54%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CITIGROUP                                                               6.76%
333 W. 34TH STREET
NEW YORK NY 10001

AMERITRADE                                                              4.82%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

WisdomTree Europe SmallCap Dividend Fund

NFS LLC                                                                17.35%
200 LIBERTY STREET
NEW YORK CITY NY 10281

GOLDMAN SKPG                                                           16.54%
30 HUDSON STREET
JERSEY CITY NJ 07302

CHARLES SCHWAB                                                         10.22%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                              6.43%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                             6.15%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060
--------------------------------------------------------------------------------

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------

WisdomTree Japan Total Dividend Fund

GOLDMAN SKPG                                                           16.33%
30 HUDSON STREET
JERSEY CITY NJ 07302

GOLDMAN                                                                15.56%
30 HUDSON STREET
JERSEY CITY NJ 07302

MSDW INC.                                                              10.67%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

MERRILL LYNCH                                                           9.86%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                 7.62%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CITIGROUP                                                               7.38%
333 W. 34TH STREET
NEW YORK NY 10001

CHARLES SCHWAB                                                          6.07%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105
--------------------------------------------------------------------------------

WisdomTree Japan High-Yielding Equity Fund

GOLDMAN SKPG                                                           26.42%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                                10.52%
200 LIBERTY STREET
NEW YORK CITY NY 10281

FISERV TR                                                              10.29%
717-17TH STREET
SUITE 2600
DENVER CO 80202

FIRST CLEAR                                                             7.11%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

MERRILL LYNCH                                                           7.01%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

CHARLES SCHWAB                                                          6.78%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

PERSHING                                                                5.14%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree Japan SmallCap Dividend Fund

MERRILL LYNCH                                                          30.34%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

GOLDMAN SKPG                                                           14.15%
30 HUDSON STREET
JERSEY CITY NJ 07302

CHARLES SCHWAB                                                         10.96%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                 5.93%
200 LIBERTY STREET
NEW YORK CITY NY 10281

UBS FINANCIAL                                                           5.77%
1200 HARBOR BLVD
WEEHAWKEN NJ 07086
--------------------------------------------------------------------------------

WisdomTree Dividend Top 100 Fund

CHARLES SCHWAB                                                         21.48%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                14.65%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                           8.64%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                                7.46%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                               7.43%
333 W. 34TH STREET
NEW YORK NY 10001

FIRST CLEAR                                                             7.27%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

MSDW INC.                                                               5.98%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

WisdomTree LargeCap Dividend Fund

CHARLES SCHWAB                                                         44.52%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NORTHRN TRUST                                                           8.04%
801 S. CANAL C-IN
CHICAGO IL 60607

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree MidCap Dividend Fund

CHARLES SCHWAB                                                         23.34%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

CITIGROUP                                                              11.37%
333 W. 34TH STREET
NEW YORK NY 10001

NFS LLC                                                                 8.86%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                                8.59%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

MERRILL LYNCH                                                           6.99%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

MSDW INC.                                                               5.32%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                             5.26%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

UBS FINANCIAL                                                           5.16%
1200 HARBOR BLVD
WEEHAWKEN  NJ 07086
--------------------------------------------------------------------------------

WisdomTree SmallCap Dividend Fund

CHARLES SCHWAB                                                         23.95%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                10.61%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                          10.36%
101 HUDSON ST 9TH FL
JERSEY CITY NY 07302

PERSHING                                                                8.38%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                               8.10%
333 W. 34TH STREET
NEW YORK  NY 10001

FIRST CLEAR                                                             6.43%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree International LargeCap Dividend Fund

MERRILL LYNCH                                                          11.94%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                11.07%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         10.81%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

WILMING TRUST                                                           9.70%
RODNEY SQUARE NORTH
1100 NORTH MARKET STREET
WILMINGTON DE 19890-2212

CITIGROUP                                                               8.55%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

WisdomTree International Dividend Top 100 Fund

CHARLES SCHWAB                                                         17.10%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                13.11%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                           9.11%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                                9.00%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIRST CLEAR                                                             8.64%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CITIGROUP                                                               7.41%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

WisdomTree International MidCap Dividend Fund

FIRST CLEAR                                                            26.23%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CHARLES SCHWAB                                                         18.72%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                12.49%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CITIGROUP                                                              10.86%
333 W. 34TH STREET
NEW YORK NY 10001

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree International SmallCap Dividend Fund

FIRST CLEAR                                                            17.97%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CHARLES SCHWAB                                                         17.13%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                12.94%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                                8.10%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIDELTE TRUST                                                           6.83%
82 DEVONSHIRE ST.
BOSTON, MA 02109

AMERITRADE                                                              5.47%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

WisdomTree International Basic Materials Sector Fund

NFS LLC                                                                27.20%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         17.99%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                             11.93%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

PERSHING                                                                5.82%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                               5.63%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

WisdomTree International Communications Sector Fund

GOLDMAN SKPG                                                           43.30%
30 HUDSON STREET
JERSEY CITY NJ 07302

MERRILL LYNCH                                                          19.72%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                 7.72%
200 LIBERTY STREET
NEW YORK CITY NY 10281

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree International Consumer Cyclical Sector Fund

MERRIL                                                                 42.39%
101 HUDSON ST 9TH FL
JERSEY CITY  NJ 07302

MERRILL LYNCH                                                          13.25%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                 7.86%
200 LIBERTY STREET
NEW YORK CITY NY 10281

BEAR STEARNS                                                            7.55%
ONE METROTECH CENTER NORTH
4TH FLOOR
BROOKLYN NY 11201-3862

AM ENT SV                                                               6.48%
2178 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474

CHARLES SCHWAB                                                          5.34%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105
--------------------------------------------------------------------------------

WisdomTree International Consumer Non-Cyclical Sector Fund

PERSHING                                                               43.02%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

MERRILL LYNCH                                                          22.63%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                 6.56%
200 LIBERTY STREET
NEW YORK CITY NY 10281
--------------------------------------------------------------------------------

WisdomTree International Energy Sector Fund

MERRILL LYNCH                                                          19.49%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                16.00%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         15.22%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                             13.37%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------

WisdomTree International Financial Sector Fund

GOLDMAN SKPG                                                           57.46%
30 HUDSON STREET
JERSEY CITY NJ 07302

CIBC WORLD                                                              5.72%
161 BAY ST. 10TH FL
TORONTO, ON M5J 258

NFS LLC                                                                 5.57%
200 LIBERTY STREET
NEW YORK CITY NY 10281
--------------------------------------------------------------------------------

WisdomTree International Industrial Sector Fund

GOLDMAN SKPG                                                           28.37%
30 HUDSON STREET
JERSEY CITY NJ 07302

MSDW INC.                                                              19.91%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

NFS LLC                                                                14.74%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                          8.23%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

MERRILL LYNCH                                                           6.01%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

AMERITRADE                                                              5.94%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

WisdomTree International Technology Sector Fund

CITIGROUP                                                              40.91%
333 W. 34TH STREET
NEW YORK NY 10001

GOLDMAN SKPG                                                           25.73%
30 HUDSON STREET
JERSEY CITY NJ 07302

MERRILL LYNCH                                                          13.27%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                 5.20%
200 LIBERTY STREET
NEW YORK CITY NY 10281

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree International Utilities Sector Fund

GOLDMAN SKPG                                                           12.83%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                                12.05%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         11.92%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                             10.56%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

CITIGROUP                                                              10.48%
333 W. 34TH STREET
NEW YORK NY 10001

MERRILL LYNCH                                                           7.15%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

UBS FINANCIAL                                                           7.07%
1200 HARBOR BLVD
WEEHAWKEN NJ 07086

PERSHING                                                                7.02%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

AM ENT SV                                                               5.84%
2178 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474
--------------------------------------------------------------------------------

WisdomTree International Health Care Sector Fund

PERSHING                                                               41.03%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

GOLDMAN SKPG                                                           20.41%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                                 6.87%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                           5.39%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree Total Earnings Fund

TIMBER HIL                                                             41.80%
1 PICKWICK PLAZA
GREENWICH CT 06830

PERSHING                                                               29.91%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

NFS LLC                                                                 8.39%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                          5.27%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105
--------------------------------------------------------------------------------

WisdomTree Earnings 500 Fund

GOLDMAN                                                                40.85%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                                14.06%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                          9.10%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO  CA 94105

PERSHING                                                                6.88%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIRST CLEAR                                                             6.15%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060
--------------------------------------------------------------------------------

WisdomTree MidCap Earnings Fund

CHARLES SCHWAB                                                         21.49%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                21.02%
200 LIBERTY STREET
NEW YORK CITY NY 10281

FIRST CLEAR                                                            17.58%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

MERRILL LYNCH                                                          10.89%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                                7.20%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                               5.00%
333 W. 34TH STREET
NEW YORK NY 10001

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree SmallCap Earnings Fund

NFS LLC                                                                21.63%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                               10.97%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CHARLES SCHWAB                                                         10.52%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

SEI PRIVAT                                                              9.32%
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

GOLDMAN SACHS                                                           8.17%
30 HUDSON STREET
JERSEY CITY NJ 07302

AMERITRADE                                                              6.63%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                             5.90%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

BEAR STEARNS                                                            5.46%
ONE METROTECH CENTER NORTH
4TH FLOOR
BROOKLYN NY 11201-3862

WisdomTree Earnings Top 100 Fund

TIMBER HILL                                                            30.07%
1 PICKWICK PLAZA
GREENWICH  CT 06830

PERSHING                                                               12.80%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY  NJ 07399

AMERITRADE                                                             12.08%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD  NY 11717

NFS LLC                                                                 9.68%
200 LIBERTY STREET
NEW YORK CITY  NY 10281

CHARLES SCHWAB                                                          8.26%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO  CA 94105

                                                                   Percentage of
Fund Name                                                            Ownership
----------------------------------------------------------------   -------------
WisdomTree Low P/E Fund

TIMBER HIL                                                             14.76%
1 PICKWICK PLAZA
GREENWICH  CT 06830

PERSHING                                                               13.61%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY  NJ 07399

NFS LLC                                                                12.32%
200 LIBERTY STREET
NEW YORK CITY  NY 10281

CHARLES SCHWAB                                                         11.78%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO  CA 94105

AMERITRADE                                                             11.06%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD  NY 11717

FIRST CLEAR                                                             7.33%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN  VA 23060

--------------------------------------------------------------------------------

WisdomTree International Real Estate Fund*                                N/A
--------------------------------------------------------------------------------

WisdomTree Emerging Markets High-Yielding Equity Fund*                    N/A
--------------------------------------------------------------------------------


----------

*    Information not available as of the date of this SAI.


Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management, which does not manage any other investment companies and has limited experience as an investment adviser, is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and has offices located at 48 Wall Street, 11th Floor, New York, NY 10005.


Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.


Name of Fund                                                      Management Fee
----------------------------------------------------------        --------------
WisdomTree Total Dividend Fund                                         0.28%
WisdomTree High-Yielding Equity Fund                                   0.38%
WisdomTree LargeCap Dividend Fund                                      0.28%
WisdomTree Dividend Top 100 Fund                                       0.38%
WisdomTree MidCap Dividend Fund                                        0.38%
WisdomTree SmallCap Dividend Fund                                      0.38%
WisdomTree Total Earnings Fund                                         0.28%
WisdomTree Earnings 500 Fund                                           0.28%
WisdomTree MidCap Earnings Fund                                        0.38%
WisdomTree SmallCap Earnings Fund                                      0.38%
WisdomTree Earnings Top 100 Fund                                       0.38%
WisdomTree Low P/E Fund                                                0.38%
WisdomTree DEFA Fund                                                   0.48%
WisdomTree DEFA High-Yielding Equity Fund                              0.58%
WisdomTree Europe Total Dividend Fund                                  0.48%
WisdomTree Europe High-Yielding Equity Fund                            0.58%
WisdomTree Europe SmallCap Dividend Fund                               0.58%
WisdomTree Japan Total Dividend Fund                                   0.48%
WisdomTree Japan High-Yielding Equity Fund                             0.58%
WisdomTree Japan SmallCap Dividend Fund                                0.58%
WisdomTree Pacific ex-Japan Total Dividend Fund                        0.48%
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                  0.58%
WisdomTree International LargeCap Dividend Fund                        0.48%
WisdomTree International Dividend Top 100 Fund                         0.58%
WisdomTree International MidCap Dividend Fund                          0.58%
WisdomTree International SmallCap Dividend Fund                        0.58%
WisdomTree Emerging Markets High-Yielding Equity Fund                  0.63%
WisdomTree International Basic Materials Sector Fund                   0.58%
WisdomTree International Communications Sector Fund                    0.58%
WisdomTree International Consumer Cyclical Sector Fund                 0.58%
WisdomTree International Consumer Non-Cyclical Sector Fund             0.58%
WisdomTree International Energy Sector Fund                            0.58%
WisdomTree International Financial Sector Fund                         0.58%
WisdomTree International Health Care Sector Fund                       0.58%
WisdomTree International Industrial Sector Fund                        0.58%
WisdomTree International Technology Sector Fund                        0.58%
WisdomTree International Utilities Sector Fund                         0.58%
WisdomTree International Real Estate Fund                              0.58%

WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement WisdomTree arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets.


For the following periods, the Adviser received the following fees:


                                                                   Advisory Fee
                                                                   Period Ended
Name                                                              March 31, 2007
---------------------------------------------------------------   --------------
WisdomTree Total Dividend Fund*                                       $113,719
WisdomTree High-Yielding Equity Fund*                                 $295,809
WisdomTree DEFA Fund*                                                 $199,673
WisdomTree DEFA High-Yielding Equity Fund*                            $317,496
WisdomTree Pacific ex-Japan High Yielding Equity Fund*                $160,899
WisdomTree Pacific ex-Japan Total Dividend Fund*                      $105,496
WisdomTree Europe Total Dividend Fund*                                $ 67,833
WisdomTree Europe High-Yielding Equity Fund*                          $122,153
WisdomTree Europe SmallCap Dividend Fund*                             $221,137
WisdomTree Japan Total Dividend Fund*                                 $103,330
WisdomTree Japan High-Yielding Equity Fund*                           $133,841
WisdomTree Japan SmallCap Dividend Fund*                              $128,531
WisdomTree Dividend Top 100 Fund*                                     $233,421
WisdomTree LargeCap Dividend Fund*                                    $326,902
WisdomTree MidCap Dividend Fund*                                      $103,769
WisdomTree SmallCap Dividend Fund*                                    $152,022
WisdomTree International LargeCap Dividend Fund*                      $156,254
WisdomTree International Dividend Top 100 Fund*                       $469,927
WisdomTree International MidCap Dividend Fund*                        $230,677
WisdomTree International SmallCap Dividend Fund*                      $398,322
WisdomTree International Basic Materials Sector Fund**                $ 15,338
WisdomTree International Communications Sector Fund**                 $ 32,387
WisdomTree International Consumer Cyclical Sector Fund**              $ 15,129
WisdomTree International Consumer Non-Cyclicals Sector Fund**         $ 42,549
WisdomTree International Energy Sector Fund**                         $ 41,504
WisdomTree International Financial Sector Fund**                      $ 16,936
WisdomTree International Industrial Sector Fund**                     $ 26,520
WisdomTree International Technology Sector Fund**                     $ 13,947
WisdomTree International Utilities Sector Fund**                      $ 46,704
WisdomTree International Health Care Sector Fund**                    $ 41,870
WisdomTree Total Earnings Fund***                                     $  6,912
WisdomTree Earnings 500 Fund***                                       $  5,511
WisdomTree MidCap Earnings Fund***                                    $  1,867
WisdomTree SmallCap Earnings Fund***                                  $  3,386
WisdomTree Earnings Top 100 Fund***                                   $  9,423
WisdomTree Low P/E Fund***                                            $  9,375
WisdomTree International Real Estate Fund****                              N/A
WisdomTree Emerging Markets High-Yielding Equity Fund****                  N/A


----------
*      For the period June 16, 2006 (commencement of operations) through
       March 31, 2007

** For the period October 13, 2006 (commencement of operations) through March 31, 2007

*** For the period February 23, 2007 (commencement of operations) through March 31, 2007

****   The Fund did not commence operations as of the end of the fiscal year

The Investment Advisory Agreement with respect to the Funds continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its "assignment" (as defined in the 1940 Act).

If current restrictions on bank activities with mutual funds were relaxed, BNY or its affiliates, would consider performing additional services for the Trust. WisdomTree Asset Management cannot predict whether these changes will be enacted, or the terms under which BNY, or its affiliates, might offer to provide additional services.


Sub-Adviser. BNY Investment Advisers, a separately identifiable division of The Bank of New York ("BNY") and a registered investment adviser with offices located at 1633 Broadway, 13th floor, New York, NY 10019, serves as the Sub-Adviser for each Fund. BNY began offering investment services in the 1830s and as of June 30, 2007 managed more than $142 billion in investments for institutions and individuals. BNY is a subsidiary of The Bank of New York Mellon Corporation. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.


     Sub-adviser's Fees for the Domestic Funds

     The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

     o 5 basis points (0.05%) of the first $100 million in combined daily net assets of all Domestic Funds; and

     o 3 basis points (0.03%) of the combined daily net assets of all Domestic Funds in excess of $100 million.

     Sub-adviser's Fees for the International Funds

     The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

     o 20 basis points (0.20%) of the first $50 million in the total daily net assets of all International Funds;

     o 15 basis points (0.15%) of the next $50 million in total daily net assets of all International Funds;

     o 10 basis points (0.10%) of the total daily net assets of all International Funds in excess of $100 million; and;

     o 5 basis points (0.05%) of the total daily net assets of all International Funds in excess of $1 billion

For the following periods, the Sub-Adviser received the following fees:


                                                                Sub-Advisory Fee
                                                                  Period Ended
Name                                                             March 31, 2007
-------------------------------------------------------------   ----------------
WisdomTree Total Dividend Fund*                                      $ 7,575
WisdomTree High-Yielding Equity Fund*                                $17,145
WisdomTree DEFA(SM) Fund*                                            $19,410
WisdomTree DEFA(SM) High-Yielding Equity Fund*                       $26,790
WisdomTree Pacific ex-Japan High Yielding Equity Fund*               $14,521
WisdomTree Pacific ex-Japan Total Dividend Fund*                     $14,521
WisdomTree Europe Total Dividend Fund*                               $14,521
WisdomTree Europe High-Yielding Equity Fund*                         $14,521
WisdomTree Europe SmallCap Dividend Fund*                            $18,790
WisdomTree Japan Total Dividend Fund*                                $14,521
WisdomTree Japan High-Yielding Equity Fund*                          $14,521
WisdomTree Japan SmallCap Dividend Fund*                             $14,521
WisdomTree Dividend Top 100 Fund*                                    $14,028
WisdomTree LargeCap Dividend Fund*                                   $23,512
WisdomTree MidCap Dividend Fund*                                     $ 7,260
WisdomTree SmallCap Dividend Fund*                                   $ 8,914
WisdomTree International LargeCap Dividend Fund*                     $14,521
WisdomTree International Dividend Top 100 Fund*                      $40,587
WisdomTree International MidCap Dividend Fund*                       $18,258
WisdomTree International SmallCap Dividend Fund*                     $36,444
WisdomTree International Basic Materials Sector Fund**                   N/A
WisdomTree International Communications Sector Fund**                    N/A
WisdomTree International Consumer Cyclical Sector Fund**                 N/A
WisdomTree International Consumer Non-Cyclicals Sector Fund**            N/A
WisdomTree International Energy Sector Fund**                            N/A
WisdomTree International Financial Sector Fund**                         N/A
WisdomTree International Industrial Sector Fund**                        N/A
WisdomTree International Technology Sector Fund**                        N/A
WisdomTree International Utilities Sector Fund**                         N/A
WisdomTree International Health Care Sector Fund**                       N/A
WisdomTree Total Earnings Fund**                                         N/A
WisdomTree Earnings 500 Fund**                                           N/A
WisdomTree MidCap Earnings Fund**                                        N/A
WisdomTree SmallCap Earnings Fund**                                      N/A
WisdomTree Earnings Top 100 Fund**                                       N/A
WisdomTree Low P/E Fund**                                                N/A
WisdomTree International Real Estate Fund**                              N/A
WisdomTree Emerging Markets High-Yielding Equity Fund**                  N/A


----------

*    For the period June 16, 2006 (commencement of operations) through March 31,
     2007

** The billing period commenced on April 15, 2007, accordingly, no fees were paid for the period ended March 31, 2007


Current interpretations of federal banking laws and regulations may prohibit BNY from controlling or underwriting the shares of the Trust, but would not prohibit BNY generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares of the Funds as agent for and upon the order of a customer.

BNY believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BNY from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

Portfolio Managers. Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose. Mr. Zyla manages the Division. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Managing Director, CIO and Head of Index Management in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August, 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms. Krisko has also worked as a Senior Quantitative Equity Portfolio Manager and Trader for The Vanguard Group. Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Management Fund Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Index Fund Management Division, Mr. Rose worked in the Sub-Adviser's Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of its underlying Index by either replicating the same combination of securities that compose that benchmark or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Each Portfolio Manager on the Index Fund Management team is authorized to make investment decisions for all portfolios managed by the team. No member of the Portfolio Management team manages assets outside of the team. Mr. Zyla manages the team.

Including the WisdomTree portfolios, as of June 30, 2007, the Index Fund Management team managed 73 other registered investment companies with approximately $8.4 billion in assets; twenty-five pooled investment vehicles with approximately $19.7 billion in assets and one hundred seventy-one other accounts with approximately $39.9 billion in assets.

Portfolio Manager Fund Ownership

As of June 30, 2007, the dollar range of securities beneficially owned by the following Portfolio Managers in the Trust is as follows:

                    Dollar Range of Securities
Portfolio Manager       Beneficially Owned

Kurt Zyla                      None
Lloyd Buchanan                 None
Denise Krisko                  None
Robert McCormack               None
Todd Rose                      None

Portfolio Manager Compensation

As of June 30, 2007, the Sub-Adviser's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY employees. In the case of Portfolio Managers responsible for managing the Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a fund's portfolio. For each Fund, the performance factor depends on how the Portfolio Manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the Sub-Advisory fees paid by a Fund. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a Portfolio Manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

Code of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. The Bank of New York serves as administrator, custodian and transfer agent for the Funds. BNY's principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNY.

For the following periods the Administrator received the following fees:


                                                              Administration Fee
                                                                 Period Ended
Name                                                            March 31, 2007
------------------------------------------------------------- ------------------
WisdomTree Total Dividend Fund*                                     $11,551
WisdomTree High-Yielding Equity Fund*                               $22,767
WisdomTree DEFA(SM) Fund*                                           $11,928
WisdomTree DEFA(SM) High-Yielding Equity Fund*                      $16,262
WisdomTree Pacific ex-Japan High Yielding Equity Fund*              $ 8,506
WisdomTree Pacific ex-Japan Total Dividend Fund*                    $ 7,025
WisdomTree Europe Total Dividend Fund*                              $ 4,082
WisdomTree Europe High-Yielding Equity Fund*                        $ 5,941
WisdomTree Europe SmallCap Dividend Fund*                           $12,071
WisdomTree Japan Total Dividend Fund*                               $ 6,561
WisdomTree Japan High-Yielding Equity Fund*                         $ 7,612
WisdomTree Japan SmallCap Dividend Fund*                            $ 7,484
WisdomTree Dividend Top 100 Fund*                                   $18,472
WisdomTree LargeCap Dividend Fund*                                  $34,785
WisdomTree MidCap Dividend Fund*                                    $ 7,931
WisdomTree SmallCap Dividend Fund*                                  $11,785
WisdomTree International LargeCap Dividend Fund*                    $ 9,781
WisdomTree International Dividend Top 100 Fund*                     $24,454
WisdomTree International MidCap Dividend Fund*                      $12,087
WisdomTree International SmallCap Dividend Fund*                    $21,693
WisdomTree International Basic Materials Sector Fund**              $   698
WisdomTree International Communications Sector Fund**               $ 1,705
WisdomTree International Consumer Cyclical Sector Fund**            $   686
WisdomTree International Consumer Non-Cyclical Sector Fund**        $ 1,962
WisdomTree International Energy Sector Fund**                       $ 1,992
WisdomTree International Financial Sector Fund**                    $   964
WisdomTree International Industrial Sector Fund**                   $ 1,384
WisdomTree International Technology Sector Fund**                   $   627
WisdomTree International Utilities Sector Fund**                    $ 2,345
WisdomTree International Health Care Sector Fund**                  $ 1,917
WisdomTree Total Earnings Fund***                                   $   552
WisdomTree Earnings 500 Fund***                                     $   440
WisdomTree MidCap Earnings Fund***                                  $   110
WisdomTree SmallCap Earnings Fund***                                $   237
WisdomTree Earnings Top 100 Fund***                                 $   556
WisdomTree Low P/E Fund***                                          $   553
WisdomTree International Real Estate Fund****                       $   N/A
WisdomTree Emerging Markets High-Yielding Equity Fund****           $   N/A


----------
*      For the period June 16, 2006 (commencement of operations) through March
       31, 2007

** For the period October 13, 2006 (commencement of operations) through March 31, 2007

*** For the period February 23, 2007 (commencement of operations) through March 31, 2007

**** The Fund did not commence operations as of the end of the fiscal year ending March 31, 2007

Distributor. ALPS Distributors, Inc. ("Distributor") is the distributor of shares of the Trust. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the

Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Brokerage Transactions

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions.

The table below sets forth the brokerage commissions paid by each Fund during the Funds' first fiscal year of operation ended March 31, 2007.


                                                              Commissions Paid
                                                             During Fiscal Year
Fund                                                        Ended March 31, 2007
----------------------------------------------------------  --------------------
WisdomTree Total Dividend Fund                                     $ 3,648
WisdomTree High-Yielding Equity Fund                               $ 7,502
WisdomTree LargeCap Dividend Fund                                  $ 9,823
WisdomTree Dividend Top 100 Fund                                   $ 7,919
WisdomTree MidCap Dividend Fund                                    $ 2,679
WisdomTree SmallCap Dividend Fund                                  $ 8,570
WisdomTree Total Earnings Fund                                     $   263
WisdomTree Earnings 500 Fund                                       $    43
WisdomTree MidCap Earnings Fund                                    $     2
WisdomTree SmallCap Earnings Fund                                  $    11
WisdomTree Earnings Top 100 Fund                                   $   135
WisdomTree Low P/E Fund                                            $   109
WisdomTree DEFA Fund                                               $ 6,687
WisdomTree DEFA High-Yielding Equity Fund                          $14,180
WisdomTree Europe Total Dividend Fund                              $ 4,498
WisdomTree Europe High-Yielding Equity Fund                        $ 6,629
WisdomTree Europe SmallCap Dividend Fund                           $30,281
WisdomTree Japan Total Dividend Fund                               $ 1,752
WisdomTree Japan High-Yielding Equity Fund                         $ 1,968
WisdomTree Japan SmallCap Dividend Fund                            $ 8,864
WisdomTree Pacific ex-Japan Total Dividend Fund                    $ 6,681
WisdomTree Pacific ex-Japan High-Yielding Equity Fund              $ 2,670
WisdomTree International LargeCap Dividend Fund                    $ 4,068
WisdomTree International Dividend Top 100 Fund                     $ 8,459
WisdomTree International MidCap Dividend Fund                      $33,778
WisdomTree International SmallCap Dividend Fund                    $49,713
WisdomTree Emerging Markets High-Yielding Equity Fund*                  NA
WisdomTree International Basic Materials Sector Fund               $    23
WisdomTree International Communications Sector Fund                $    56
WisdomTree International Consumer Cyclical Sector Fund             $   136
WisdomTree International Consumer Non-Cyclical Sector Fund         $   393
WisdomTree International Energy Sector Fund                        $   169
WisdomTree International Financial Sector Fund                     $   528
WisdomTree International Health Care Sector Fund                   $   364
WisdomTree International Industrial Sector Fund                    $   120
WisdomTree International Technology Sector Fund                    $    90
WisdomTree International Utilities Sector Fund                     $   225
WisdomTree International Real Estate Fund*                              NA

*    The Fund did not commence operations as of March 31, 2007.

Affiliated Brokers

During the Funds' first fiscal year of operation ended March 31, 2007, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers


The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2007, the name of each such broker or dealer and the value of each Fund's aggregate holdings of the securities of each issuer as of March 31, 2007.


                                                                            Aggregate Value of
                                                                              Holdings as of
Fund                             Name of Broker or Dealer                     March 31, 2007
------------------------------   ----------------------------------------   ------------------
WisdomTree Total Dividend Fund
                                 AMERICAN FINANCIAL GROUP, INC.                 $   25,019
                                 AMERIPRISE FINANCIAL, INC.                         42,512
                                 BANK OF AMERICA CORP.                           3,226,963
                                 BANK OF NEW YORK CO., INC. (THE)                  247,314
                                 BB&T CORP.                                        284,310
                                 BEAR STEARNS & CO., INC.                           46,609
                                 BLACKROCK, INC.                                    76,123
                                 CHARLES SCHWAB CORP. (THE)                         81,500
                                 CITIGROUP, INC.                                 3,365,901
                                 COMERICA, INC.                                    122,970
                                 CULLEN/FROST BANKERS, INC.                         42,387
                                 FEDERATED INVESTORS, INC.                          26,512
                                 FRANKLIN RESOURCES, INC.                           48,694
                                 GOLDMAN SACHS GROUP, INC.                         214,689
                                 H&R BLOCK, INC.                                    49,633
                                 JPMORGAN CHASE & CO.                            1,664,852
                                 LEGG MASON, INC.                                   38,249
                                 LEHMAN BROTHERS HOLDINGS, INC.                     76,026
                                 LINCOLN NATIONAL CORP.                            151,443
                                 MARSH & MCLENNAN COS., INC.                       116,018
                                 MELLON FINANCIAL CORP                             124,502
                                 MERRILL LYNCH & CO., INC.                         265,591
                                 METLIFE, INC.                                     155,728
                                 MORGAN STANLEY                                    394,902
                                 NORTHERN TRUST CORP.                               70,845
                                 NUVEEN INVESTMENTS, INC.                           21,995
                                 PEOPLE'S BANK                                      52,303
                                 PNC FINANCIAL SERVICES GROUP, INC. (THE)          245,274
                                 PROTECTIVE LIFE CORP.                              19,113
                                 PRUDENTIAL FINANCIAL, INC.                        147,485
                                 RAYMOND JAMES FINANCIAL, INC.                      20,296
                                 REGIONS FINANCIAL CORP.                           333,822
                                 STATE STREET CORP.                                 84,305
                                 T. ROWE PRICE GROUP, INC.                          55,590
                                 WACHOVIA CORP.                                  1,551,308
                                 WADDELL & REED FINANCIAL, INC.                     20,965
                                 WELLS FARGO & CO.                               1,252,149
                                 WINTRUST FINANCIAL CORP.                           16,595
                                 ZIONS BANCORP.                                     60,939
                                 AG EDWARDS, INC.                                   40,747
----------------------------------------------------------------------------------------------

                                                                                  Aggregate Value of
                                                                                    Holdings as of
Fund                                   Name of Broker or Dealer                     March 31, 2007
------------------------------------   ----------------------------------------   ------------------
WisdomTree High-Yielding Equity Fund
                                       BANK OF AMERICA CORP.                         $12,989,130
                                       BB&T CORP.                                      1,193,805
                                       CINCINNATI FINANCIAL CORP.                        302,312
                                       CITIGROUP, INC.                                13,659,982
                                       COMERICA, INC.                                    517,832
                                       JPMORGAN CHASE & CO.                            6,744,753
                                       KEYCORP                                           793,090
                                       PNC FINANCIAL SERVICES GROUP, INC. (THE)          896,170
                                       REGIONS FINANCIAL CORP.                         1,338,719
                                       WACHOVIA CORP.                                  6,241,293
                                       WELLS FARGO & CO.                               5,034,836
----------------------------------------------------------------------------------------------------

WisdomTree LargeCap Dividend Fund
                                       AMERIPRISE FINANCIAL, INC.                    $   191,705
                                       BANK OF AMERICA CORP.                          14,355,548
                                       BANK OF NEW YORK CO., INC.                      1,136,779
                                       BB&T CORP.                                      1,459,615
                                       BEAR STEARNS & CO., INC.                          208,987
                                       BLACKROCK, INC.                                   329,033
                                       CHARLES SCHWAB CORP. (THE)                        370,190
                                       COAMERICA, INC.                                   628,327
                                       CITIGROUP, INC.                                15,018,541
                                       FRANKLIN RESOURCES, INC.                          204,807
                                       GOLDMAN SACHS GROUP, INC.                         952,358
                                       JPMORGAN CHASE & CO.                            7,429,861
                                       KEYCORP                                           866,831
                                       LEGG MASON, INC.                                  176,455
                                       LEHMAN BROTHERS HOLDINGS, INC.                    364,154
                                       LINCOLN NATIONAL CORP.                            703,592
                                       MARSH & MCLENNAN COS., INC.                       526,341
                                       MBIA, INC.                                        257,703
                                       MELLON FINANCIAL CORP                             585,712
                                       MERRILL LYNCH & CO., INC                        1,240,567
                                       METLIFE, INC.                                     726,730
                                       MORGAN STANLEY                                  1,780,527
                                       NORTHERN TRUST CORP.                              365,711
                                       PNC FINANCIAL SERVICES GROUP, INC. (THE)          992,322
                                       PRUDENTIAL FINANCIAL, INC.                        752,317
                                       REGIONS FINANCIAL CORP.                         1,604,100
                                       SOVEREIGN BANCORP, INC.                           779,151
                                       STATE STREET CORP.                                417,249
                                       T. ROWE PRICE GROUP, INC.                         260,914
                                       WACHOVIA CORP                                   6,894,627
                                       WELLS FARGO & CO.                               5,565,196
                                       ZIONS BANCORP.                                    283,142
----------------------------------------------------------------------------------------------------

WisdomTree Dividend Top 100 Fund
                                       BANK OF AMERICA CORP.                         $ 2,263,094
                                       BANK OF NEW YORK CO., INC. (THE)                1,622,122
                                       BB&T CORP.                                      2,141,121
                                       CITIGROUP, INC.                                 2,341,874
                                       COMERICA, INC.                                  2,176,207
                                       JPMORGAN CHASE & CO.                            1,323,677
                                       KEYCORP                                         2,270,532
                                       LINCOLN NATIONAL CORP.                          2,212,665
                                       NATIONAL CITY CORP.                             2,530,356
                                       PNC FINANCIAL SERVICES GROUP, INC. (THE)        1,624,579
                                       REGIONS FINANCIAL CORP.                         2,110,988
                                       U. S. BANCORP.                                  2,325,435
                                       WACHOVIA CORP.                                  2,426,769
                                       WASHINGTON MUTUAL, INC.                         2,517,168
                                       WELLS FARGO & CO.                               1,777,173
----------------------------------------------------------------------------------------------------

                                                                                  Aggregate Value of
                                                                                    Holdings as of
Fund                                   Name of Broker or Dealer                     March 31, 2007
------------------------------------   ----------------------------------------   ------------------
WisdomTree MidCap Dividend Fund
                                       A. G. EDWARDS, INC.                           $   175,025
                                       ALLIED CAPITAL CORP.                              831,889
                                       AMERICAN CAPITAL STRATEGIES LTD                 1,333,421
                                       AMERICAN FINANCIAL GROUP, INC.                    107,328
                                       COMPASS BANCHARES, INC.                           591,335
                                       CULIEN/FROST BANKERS, INC.                        177,242
                                       FEDERATED INVESTORS, INC.                         202,180
                                       FIRST HORIZON NATIONAL CORP.                      563,438
                                       HUNTINGTON BANCSHARES, INC.                       515,616
                                       NUVEEN INVESTMENTS, INC.                          171,794
                                       PEOPLE'S BANK                                     341,658
                                       PROTECTIVE LIFE CORP                              131,944
                                       RAYMOND JAMES FINANCIAL, INC.                     117,909
                                       WADDELL & REED FINANCIAL, INC.                    113,662
----------------------------------------------------------------------------------------------------

WisdomTree SmallCap Dividend Fund
                                       BANKATLANTIC BANCORP, INC.                    $    69,958
                                       CITIZENS BANKING CORP.                            970,852
                                       FNB CORP / PA.                                    498,086
                                       OLD NATIONAL BANCORP                              509,149
                                       SANDERS MORRIS HARRIS GROUP, INC.                  32,610
                                       SWS GROUP, INC.                                    87,927
                                       UNITED COMMUNITY FINANCIAL CORP.                  101,130
                                       WINTRUST FINANCIAL CORP.                           66,201
----------------------------------------------------------------------------------------------------

WisdomTree Total Earnings Fund
                                       AFFILIATED MANAGERS GROUP, INC.               $     6,501
                                       A.G. EDWARDS, INC.                                  8,302
                                       AMERICAN FINANCIAL GROUP, INC.                      9,531
                                       AMERICAN INTERNATIONAL GROUP, INC.                307,867
                                       BANK OF AMERICA CORP                              508,669
                                       BANK OF NEW YORK CO., INC. (THE)                   39,739
                                       BB&T CORP.                                         42,661
                                       BEAR, STEARNS & COS., INC.                         49,616
                                       BLACKROCK, INC.                                     6,252
                                       CHARLES SCHWAB CORP. (THE)                         24,326
                                       CINCINNATI FINANCIAL CORP.                         13,568
                                       CITIGROUP, INC.                                   536,503
                                       COMERICA, INC.                                     21,283
                                       FEDERATED INVESTORS, INC.                           6,610
                                       FRANKLIN RESOURCES, INC.                           25,374
                                       GOLDMAN SACHS GROUP, INC.                         225,226
                                       H&R BLOCK, INC.                                     9,889
                                       INVESTMENT TECHNOLOGY GROUP, INC.                   5,488
                                       JP MORGAN CHASE & CO.                             329,952
                                       KEYCORP                                            32,599
                                       KNIGHT CAPITAL GROUP, INC.                          5,702
                                       LABRANCHE & CO., INC.                               9,360
                                       LEGG MASON, INC.                                   15,074
                                       LEHMAN BROTHERS HOLDINGS, INC.                     93,193
                                       LINCOLN NATINAL CORP.                              32,539
                                       MARSH & MCLENNAN COS., INC.                        13,473
                                       MBIA, INC.                                         20,302
                                       MELLON FINANCIAL CORP.                             23,296
                                       MERRILL LYNCH & CO., INC.                         124,955
                                       METLIFE, INC.                                     107,986
                                       MORGAN STANLEY                                    194,536
                                       NORTHERN TRUST CORP.                               18,042
                                       NUVEEN INVESTMENTS, INC.                            5,676

                                                                                  Aggregate Value of
                                                                                    Holdings as of
Fund                                   Name of Broker or Dealer                     March 31, 2007
------------------------------------   ----------------------------------------   ------------------
                                       PEOPLE'S BANK                                 $     6,216
                                       PNC FINANCIAL SERVICES GROUP, INC. (THE)           68,372
                                       PROTECTIVE LIFE CORP.                               6,166
                                       PRUDENTIAL FINANCIAL, INC.                         70,403
                                       RAYMOND JAMES FINANCIAL, INC.                       5,952
                                       REGIONS FINANCIAL CORP.                            32,187
                                       STATE STREET CORP.                                 27,843
                                       T. ROWE PRICE GROUP, INC.                          14,157
                                       UNITED COMMUNITY FINANCIAL CORP.                    6,155
                                       WADDELL & REED FINANCIAL, INC.                      5,830
                                       ZIONS BANCORP                                      16,059
                                       E*TRADE FINANCIAL CORP.                            12,095
                                       FISERV, INC.                                       12,734
----------------------------------------------------------------------------------------------------

WisdomTree Earnings 500 Fund
                                       AMERICAN INTERNATIONAL GROUP, INC.            $   299,869
                                       BANK OF AMERICA CORP.                             476,323
                                       BANK OF NEW YORK CO., INC. (THE)                   36,982
                                       BB&T CORP.                                         40,036
                                       BEAR, STEARNS & CO., INC.                          45,706
                                       BLACKROCK, INC.                                     6,252
                                       CHARLES SCHWAB CORP. (THE)                         22,680
                                       CINCINNATI FINANCIAL CORP.                         12,550
                                       CITIGROUP, INC.                                   501,489
                                       COMERICA, INC.                                     19,864
                                       FRANKLIN RESOURCES, INC.                           24,166
                                       GOLDMAN SACHS GROUP, INC.                         209,317
                                       JPMORGAN CHASE & CO.                              308,471
                                       LEGG MASON, INC.                                   14,320
                                       LEHMAN BROTHERS HOLDINGS, INC.                     87,447
                                       LINCOLN NATIONAL CORP.                             30,370
                                       MBIA, INC.                                         18,861
                                       MELLON FINANCIAL CORP.                             21,743
                                       MERRILL LYNCH & CO., INC.                         116,951
                                       METLIFE, INC.                                     101,040
                                       MORGAN STANLEY                                    192,411
                                       NORTHERN TRUST CORP.                               16,839
                                       PEOPLE'S BANK                                       1,421
                                       PNC FINANCIAL SERVICES GROUP, INC. (THE)           63,909
                                       PRUDENTIAL FINANCIAL, INC.                         65,709
                                       REGIONS FINANCIAL CORP.                            29,994
                                       SOVEREIGN BANCORP, INC.                            10,990
                                       STATE STREET CORP.                                 25,900
                                       WACHOVIA CORP.                                    171,756
                                       ZIONS BANCORP                                      14,876
----------------------------------------------------------------------------------------------------

WisdomTree MidCap Earnings Fund
                                       AFFILIATED MANAGERS GROUP, INC.               $     7,151
                                       A.G. EDWARDS, INC.                                 15,220
                                       ALLIED CAPITAL CORP.                               23,797
                                       AMERICAN FINANCIAL GROUP, INC.                     17,155
                                       CULLEN/FROST BANKERS, INC.                          8,582
                                       FEDERATED INVESTORS, INC.                          10,208
                                       FIRST MARBLEHEAD CORP. (THE)                       15,802
                                       INVESTMENT TECHNOLOGY GROUP, INC.                   3,998
                                       KNIGHT CAPITAL GROUP, INC.                          4,625
                                       NUVEEN INVESTMENTS, INC.                            7,663
                                       PROTECTIVE LIFE CORP.                               9,072
                                       RADIAN GROUP, INC.                                 25,246
                                       RAYMOND JAMES FINANCIAL, INC.                       9,523
                                       WADDELL & REED FINANCIAL, INC.                      4,338
                                       CHITTENDEN CORP.                                    4,106
----------------------------------------------------------------------------------------------------

                                                                                        Aggregate Value of
                                                                                          Holdings as of
Fund                                   Name of Broker or Dealer                           March 31, 2007
------------------------------------   ----------------------------------------------   ------------------
WisdomTree SmallCap Earnings Fund
                                       BANKATLANTIC BANCORP, INC.                          $     4,033
                                       INFINITY PROPERTY & CASUALTY CORP.                       30,178
                                       LABRANCHE & CO., INC.                                    29,589
                                       LANDAMERICA FINANCIAL GROUP, INC.                        44,937
                                       SAFETY INSURANCE GROUP, INC.                             28,967
                                       SANDERS MORRIS HARRIS GROUP, INC.                           564
                                       STIFEL FINANCIAL CORP.                                    4,607
                                       SWS GROUP, INC.                                           9,924
                                       UNITED COMMUNITY FINANCIAL CORP.                          6,895
                                       OCWEN FINANCIAL CORP.                                    52,715
----------------------------------------------------------------------------------------------------------

WisdomTree Earnings Top 100 Fund
                                       ALLSTATE CORP. (THE)                                $   322,523
                                       BANK OF AMERICA CORP.                                   232,702
                                       BB&T CORP.                                              195,665
                                       BEARS, STEARNS & CO. INC.                               303,707
                                       CITIGROUP, INC.                                         282,062
                                       GOLDMAN SACHS GROUP, INC.                               309,738
                                       HARTFORD FINANCIAL SERVICES GROUP, INC. (THE)           316,561
                                       JPMORGAN CHASE & CO.                                    254,576
                                       KEYCORP                                                 235,686
                                       LINCOLN NATIONAL CORP.                                  191,168
                                       MERRILL LYNCH & CO., INC.                               201,562
                                       METLIFE, INC.                                           257,652
                                       MORGAN STANLEY                                          285,899
                                       PNC FINANCIAL SERVICES GROUP, INC. (THE)                347,615
                                       PRUDENTIAL FINANCIAL, INC.                              202,453
                                       WACHOVIA CORP.                                          187,170
----------------------------------------------------------------------------------------------------------

WisdomTree Low P/E Fund
                                       A.G. EDWARDS, INC.                                  $    14,528
                                       AMERICAN INTERNATIONAL GROUP, INC.                      530,366
                                       BANK OF AMERICA CORP.                                   881,115
                                       BB&T CORP.                                               73,836
                                       BEAR, STEARNS & CO., INC.                                84,196
                                       CINCINNATI FINANCIAL CORP.                               22,896
                                       CITIGROUP, INC.                                         928,228
                                       COMERICA, INC.                                           36,654
                                       CULLEN/FROST BANKERS, INC.                               12,036
                                       GOLDMAN SACHS GROUP, INC.                               386,398
                                       JPMORGAN CHASE & CO.                                    570,884
                                       KEYCORP                                                  55,830
                                       KNIGHT CAPITAL GROUP, INC.                               11,088
                                       LABRANCHE & CO., INC.                                    14,965
                                       LEHMAN BROTHERS HOLDINGS, INC.                          161,161
                                       MERRILL LYNCH & CO., INC.                               216,426
                                       METLIFE, INC.                                           187,556
                                       MORGAN STANLEY                                          337,093
                                       PNC FINANCIAL SERVICES GROUP, INC. (THE)                118,031
                                       PROTECTIVE LIFE CORP.                                    11,891
                                       PRUDENTIAL FINANCIAL, INC.                              119,775
                                       WACHOVIA CORP.                                          316,537
                                       ZIONS BANCORP.                                           27,892
----------------------------------------------------------------------------------------------------------

WisdomTree DEFA Fund

                                       BANCO SANTANDER CENTRAL HISPANO SA                  $ 1,283,378
                                       BARCLAYS PLC                                          1,223,041
                                       HSBC HOLDINGS PLC                                     2,538,214
                                       LLOYDS TSB GROUP PLC                                  1,293,919
                                       ROYAL BANK OF SCOTLAND GROUP PLC                      1,357,020
----------------------------------------------------------------------------------------------------------

                                                                                        Aggregate Value of
                                                                                          Holdings as of
Fund                                   Name of Broker or Dealer                           March 31, 2007
------------------------------------   ----------------------------------------------   ------------------
WisdomTree DEFA High-Yielding Equity Fund

                                       BANCO SANTANDER CENTRAL HISPANO SA                  $ 2,776,197
                                       BARCLAYS PLC                                          2,890,347
                                       HSBC HOLDING PLC                                      6,004,845
                                       LLOYDS TSB GROUP PLC                                  3,061,535
                                       ROYAL BANK OF SCOTLAND GROUP PLC                      3,209,249
----------------------------------------------------------------------------------------------------------

WisdomTree Europe Total Dividend Fund

                                       BANCO SANTANDER CENTRAL HISPANO SA                  $   434,112
                                       BARCLAYS PLC                                            471,161
                                       HSBC HOLDINGS PLC                                       978,889
                                       LLOYDS TSB GROUP PLC                                    599,768
                                       ROYAL BANK OF SCOTLAND GROUP PLC                        533,655
----------------------------------------------------------------------------------------------------------

WisdomTree Europe High-Yielding Equity Fund

                                       BANCO SANTANDER CENTRAL HISPANO SA                  $ 1,151,774
                                       BARCLAYS PLC                                          1,197,516
                                       HSBC HOLDINGS PLC                                     2,752,157
                                       LLOYDS TSB GROUP PLC                                  1,514,842
                                       ROYAL BANK OF SCOTLAND GROUP PLC                      1,330,519
----------------------------------------------------------------------------------------------------------

WisdomTree Europe SmallCap Dividend Fund

                                       ABG SUNDAL COLLIER ASA                              $   921,705
                                       ACTA HOLDINGS ASA                                     1,554,464
                                       AWD HOLDINGS AG                                         993,287
                                       D CARNEGIE AB                                         1,289,862
                                       INTERMEDIATE CAPITAL GROUP PLC                        1,210,718
----------------------------------------------------------------------------------------------------------

WisdomTree Japan Total Dividend Fund

                                       MITSUBISHI UFJ FINANCIAL GROUP INC.                 $   833,537
                                       MIZUHO FINANCIAL GROUP, INC.                            404,970
                                       NIKKO CORDIAL CORP.                                     384,849
                                       NOMURA HOLDINGS, INC.                                   509,400
                                       SUMITOMO TRUST & BANKING INC. CO., LTD. (THE)           374,711
----------------------------------------------------------------------------------------------------------

WisdomTree Japan High-Yielding Equity Fund

                                       BANK OF YOKOHAMA LTD. (THE)                         $   468,999
                                       DAIWA SECURITIES GROUP, INC,                          1,156,959
                                       NIKKO CORDIAL CORP.                                   1,475,252
                                       OKASAN HOLDINGS, INC.                                   124,667
                                       SHINKO SECURITIES CO., LTD.                             166,852
----------------------------------------------------------------------------------------------------------

WisdomTree Japan SmallCap Dividend Fund

                                       DAISHI BANK LTD. (THE)                              $   380,350
                                       KEIYO BANK LTD (THE)                                    323,523
                                       JUROKU BANK LTD (THE)                                   334,288
                                       OKASAN HOLDINGS, INC.                                   342,833
                                       TOKAI TOKYO SECURITIES CO., LTD.                        580,987
----------------------------------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan Total Dividend Fund

                                       AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.          $ 3,072,848
                                       COMMONWEALTH BANK OF AUSTRALIA                        4,002,637
                                       HANG SENG BANK LTD.                                   1,756,099
                                       NATIONAL AUSTRALIA BANK LTD.                          3,779,281
                                       WESTPAC BANKING CORP.                                 2,768,205
----------------------------------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

                                       AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.          $ 6,998,342
                                       COMMONWEALTH BANK OF AUSTRALIA                        7,327,945
                                       NATIONAL AUSTRALIA BANK LTD.                          7,166,363
                                       ST. GEORGE BANK LTD.                                  3,265,560
                                       WESTPAC BANKING CORP.                                 6,377,495
----------------------------------------------------------------------------------------------------------

                                                                                        Aggregate Value of
                                                                                          Holdings as of
Fund                                   Name of Broker or Dealer                           March 31, 2007
------------------------------------   ----------------------------------------------   ------------------
WisdomTree International LargeCap Dividend Fund

                                       BANCO SANTANDER CENTRAL HISPANO SA                  $ 1,073,417
                                       BARCLAYS PLC                                          1,164,836
                                       HSBC HOLDINGS PLC                                     2,419,911
                                       LLOYDS TSB GROUP PLC                                  1,233,662
                                       ROYAL BANK OF SCOTLAND GROUP PLC                      1,294,136
----------------------------------------------------------------------------------------------------------

WisdomTree International Dividend Top 100 Fund

                                       ABN AMRO HOLDING N.V.                               $ 4,184,702
                                       BANCA INTESA SPA                                      6,127,075
                                       COMMONWEALTH BANK OF AUSTRALIA                        4,086,564
                                       LLOYDS TSB GROUP PLC                                  4,681,445
                                       ST. GEORGE BANK LTD.                                  4,606,337
----------------------------------------------------------------------------------------------------------

WisdomTree International MidCap Dividend Fund

                                       ALLIANCE & LEICESTER PLC                            $ 1,067,402
                                       AMVESCAP PLC                                            871,227
                                       BANCA POPOLARE ITALIANA SCRL                          1,079,107
                                       SAMPO OYJ                                             1,364,023
                                       SUNCORP - METWAY LTD.                                 1,749,321
----------------------------------------------------------------------------------------------------------

WisdomTree International SmallCap Dividend Fund

                                       ACTA HOLDING ASA                                    $ 1,879,695
                                       ALINTA LTD.                                           2,876,719
                                       INDUSTRIAL & COMMERCIAL BANK OF CHINA LTD.            1,554,496
                                       INTERMEDIATE CAPITAL GROUP PLC                        1,166,184
                                       RATOS AB                                              1,386,963
----------------------------------------------------------------------------------------------------------

WisdomTree Emerging Markets High-Yielding Equity Fund

                                                                                                   N/A
----------------------------------------------------------------------------------------------------------

WisdomTree International Basic Materials Sector Fund

                                                                                                  None
----------------------------------------------------------------------------------------------------------

WisdomTree International Communications Sector Fund

                                                                                                  None
----------------------------------------------------------------------------------------------------------

WisdomTree International Consumer Cyclical Sector Fund

                                       BETER BED HOLDING NV                                $     3,974
                                       TAT HONG HOLDINGS LTD.                                    1,818
----------------------------------------------------------------------------------------------------------

WisdomTree International Consumer Non-Cyclical Sector Fund

                                                                                                  None
----------------------------------------------------------------------------------------------------------

WisdomTree International Energy Sector Fund

                                                                                                  None
----------------------------------------------------------------------------------------------------------

WisdomTree International Financial Sector Fund

                                       BANCO SANTANDER CENTRAL HISPANO SA                  $   677,043
                                       BARCLAYS PLC                                            694,947
                                       HSBC HOLDINGS PLC                                     1,443,935
                                       LLOYDS TSB GROUP PLC                                    781,722
                                       ROYAL BANK OF SCOTLAND GROUP PLC                        772,310
----------------------------------------------------------------------------------------------------------

WisdomTree International Health Care Sector Fund

                                                                                                  None
----------------------------------------------------------------------------------------------------------

WisdomTree International Industrial Sector Fund

                                       IBIDEN CO., LTD.                                    $    20,699
                                       ITALCEMENTI SPA                                          50,079
----------------------------------------------------------------------------------------------------------

                                                                                        Aggregate Value of
                                                                                          Holdings as of
Fund                                   Name of Broker or Dealer                           March 31, 2007
------------------------------------   ----------------------------------------------   ------------------
WisdomTree International Technology Sector Fund

                                                                                                  None
----------------------------------------------------------------------------------------------------------

WisdomTree International Utilities Sector Fund

                                       ALINTA LTD.                                         $   237,544
----------------------------------------------------------------------------------------------------------

WisdomTree International Real Estate Fund

                                                                                                   N/A
----------------------------------------------------------------------------------------------------------


Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund during the Funds' first fiscal year of operation ended March 31, 2007.


                                                             Portfolio Turnover
                                                             Rates During Fiscal
                                                                 Year Ended
Fund                                                           March 31, 2007
----------------------------------------------------------   -------------------
WisdomTree Total Dividend Fund                                       12%
WisdomTree High-Yielding Equity Fund                                 11%
WisdomTree LargeCap Dividend Fund                                    13%
WisdomTree Dividend Top 100 Fund                                     21%
WisdomTree MidCap Dividend Fund                                      12%
WisdomTree SmallCap Dividend Fund                                    16%
WisdomTree Total Earnings Fund                                        1%
WisdomTree Earnings 500 Fund                                          1%
WisdomTree MidCap Earnings Fund                                       0%
WisdomTree SmallCap Earnings Fund                                     0%
WisdomTree Earnings Top 100 Fund                                      2%
WisdomTree Low P/E Fund                                               1%
WisdomTree DEFA Fund                                                 11%
WisdomTree DEFA High-Yielding Equity Fund                            19%
WisdomTree Europe Total Dividend Fund                                24%
WisdomTree Europe High-Yielding Equity Fund                          24%
WisdomTree Europe SmallCap Dividend Fund                             47%
WisdomTree Japan Total Dividend Fund                                  6%
WisdomTree Japan High-Yielding Equity Fund                            6%
WisdomTree Japan SmallCap Dividend Fund                              25%
WisdomTree Pacific ex-Japan Total Dividend Fund                      21%
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                 7%
WisdomTree International LargeCap Dividend Fund                       8%
WisdomTree International Dividend Top 100 Fund                        8%
WisdomTree International MidCap Dividend Fund                        44%
WisdomTree International SmallCap Dividend Fund                      39%
WisdomTree Emerging Markets High-Yielding Equity Fund**              N/A
WisdomTree International Basic Materials Sector Fund                 0%*
WisdomTree International Communications Sector Fund                  0%*
WisdomTree International Consumer Cyclical Sector Fund                3%
WisdomTree International Consumer Non-Cyclical Sector Fund            2%
WisdomTree International Energy Sector Fund                           1%
WisdomTree International Financial Sector Fund                        5%
WisdomTree International Health Care Sector Fund                      3%
WisdomTree International Industrial Sector Fund                       1%
WisdomTree International Technology Sector Fund                       2%
WisdomTree International Utilities Sector Fund                        1%
WisdomTree International Real Estate Fund**                          N/A



*    Amount represents less than 1%.
**   The Fund did not commence operations as of March 31, 2007.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently is comprised of 38 Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation & Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying Index and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit

Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Trust with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to the Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of International Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Dividend and Earnings Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.


Placement of Creation Orders for Domestic Dividend and Earnings Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the "Settlement Date". The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than T+3 "T" plus three Business Days (i.e., days on which the New York Stock Exchange is open)("T+3"). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.


All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY later than

2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNY does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Funds. Fund Deposits in connection with the International Funds will not be made either through the Clearing Process or through DTC. For each International Fund, BNY shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC Process generally will pay a higher Transaction Fee than will investors doing so through the NSCC Process. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund's portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

                                                             Standard Creation   Maximum Creation
Name of Fund                                                  Transaction Fee     Transaction Fee
----------------------------------------------------------   -----------------   ----------------
WisdomTree Total Dividend Fund                                     $ 4,000            $ 8,500
WisdomTree High-Yielding Equity Fund                               $ 2,200            $ 2,500
WisdomTree LargeCap Dividend Fund                                  $ 1,500            $ 2,000
WisdomTree Dividend Top 100 Fund                                   $   500            $   600
WisdomTree MidCap Dividend Fund                                    $ 2,500            $ 3,000
WisdomTree SmallCap Dividend Fund                                  $ 4,000            $ 4,500
WisdomTree Total Earnings Fund                                     $ 5,500            $12,090
WisdomTree Earnings 500 Fund                                       $ 2,500            $ 2,500
WisdomTree MidCap Earnings Fund                                    $ 3,500            $ 4,000
WisdomTree SmallCap Earnings Fund                                  $ 4,000            $ 5,705
WisdomTree Earnings Top 100 Fund                                   $   500            $   500
WisdomTree Low P/E Fund                                            $ 2,000            $ 3,500
WisdomTree DEFA Fund                                               $15,000            $50,000
WisdomTree DEFA High-Yielding Equity Fund                          $ 9,500            $20,000
WisdomTree Europe Total Dividend Fund                              $ 7,500            $25,000
WisdomTree Europe High-Yielding Equity Fund                        $ 2,500            $ 7,500
WisdomTree Europe SmallCap Dividend Fund                           $10,000            $11,000
WisdomTree Japan Total Dividend Fund                               $ 4,000            $10,000
WisdomTree Japan High-Yielding Equity Fund                         $ 2,500            $ 3,500
WisdomTree Japan SmallCap Dividend Fund                            $ 5,000            $ 6,000
WisdomTree Pacific ex-Japan Total Dividend Fund                    $ 8,000            $18,500
WisdomTree Pacific ex-Japan High-Yielding Equity Fund              $ 3,500            $ 4,500
WisdomTree International LargeCap Dividend Fund                    $ 6,000            $ 8,000
WisdomTree International Dividend Top 100 Fund                     $ 2,500            $ 3,500
WisdomTree International MidCap Dividend Fund                      $ 8,000            $20,000
WisdomTree International SmallCap Dividend Fund                    $10,000            $25,000
WisdomTree Emerging Markets High-Yielding Equity Fund              $ 9,000            $27,000
WisdomTree International Basic Materials Sector Fund               $ 4,000            $ 5,000
WisdomTree International Communications Sector Fund                $ 3,250            $ 5,100
WisdomTree International Consumer Cyclical Sector Fund             $ 9,500            $11,500
WisdomTree International Consumer Non-Cyclical Sector Fund         $ 8,000            $10,500
WisdomTree International Energy Sector Fund                        $ 1,250            $ 2,000
WisdomTree International Financial Sector Fund                     $ 9,000            $14,000
WisdomTree International Health Care Sector Fund                   $ 2,250            $ 3,500
WisdomTree International Industrial Sector Fund                    $ 9,500            $12,500
WisdomTree International Technology Sector Fund                    $ 2,000            $ 2,500
WisdomTree International Utilities Sector Fund                     $ 1,500            $ 2,500
WisdomTree International Real Estate Fund                          $ 6,500            $10,150

Placement of Redemption Orders for Domestic Dividend and Earnings Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Equity Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Dividend and Earnings Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for International Funds. Orders to redeem Creation Unit Aggregations of International Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.


To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.


The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by BNY and marked to market daily, and that the fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY on such Transmittal Date. If, however, a redemption order is submitted to BNY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BNY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.


REGULAR HOLIDAYS. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of T+3. Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.


The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund.

The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2007 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina
Jan 6              May 25   Dec 8
Apr 13             Jun 19   Dec 25
Apr 14             Aug 21
May 1              Oct 16

Australia
Jan 2              Apr 17   Oct 2
Jan 26             Apr 25   Nov 7
Mar 13             Jun 12   Dec 25
Apr 14             Aug 7    Dec 26

Austria
Jan 6              Jun 5    Dec 8
Apr 14             Jun 15   Dec 25
Apr 17             Aug 15   Dec 26
May 1              Oct 26   Dec 29
May 25             Nov 1

Belgium
Apr 14
Apr 17
May 1
Dec 25

Brazil
Jan 20             Apr 14   Nov 2
Jan 25             Apr 21   Nov 15
Feb 27             Jun 15   Dec 25
Feb 28             Sep 7
Mar 1              Oct 12

Canada
Jan 2              Aug 7    Dec 25
Apr 14             Sep 4    Dec 26
May 22             Oct 9
Jul 3              Nov 13

Chile
Apr 14             Aug 15   Nov 1
May 1              Sep 18   Dec 8
Jun 12             Sep 19   Dec 25
Jun 26             Oct 9

China (Shanghai)
Jan 2              Feb 20   Oct 2
Jan 3              Apr 14   Oct 3
Jan 16             May 1    Oct 4
Jan 26             May 2    Oct 5
Jan 27             May 3    Oct 6
Jan 30             May 4    Oct 9
Jan 31             May 5    Nov 23
Feb 1              May 29   Dec 25
Feb 2              Jul 4
Feb 3              Sep 4

China (Shenzhen)
Jan 2              Apr 5         Oct 2
Jan 3              Apr 14        Oct 3
Jan 26             Apr 17        Oct 4
Jan 27             May 1         Oct 5
Jan 30             May 2         Oct 6
Jan 31             May 3         Oct 30
Feb 1              May 4         Dec 25
Feb 2              May 5         Dec 26
Feb 3              May 31

Denmark
Apr 13             May 25
Apr 14             Jun 5
Apr 17             Dec 25
May 12             Dec 26

Finland
Jan 6              May 25        Dec 26
Apr 14             Jun 23
Apr 17             Dec 6
May 1              Dec 25

France
Apr 14             Dec 26
Apr 17
May 1
Dec 25

Greece
Jan 6              Apr 21        Aug 15
Mar 6              Apr 24        Dec 25
Apr 14             May 1         Dec 26
Apr 17             Jun 12

Germany
Apr 14             Dec 26
Apr 17
May 1
Dec 25

Hong Kong
Jan 2              Apr 14        May 31
Jan 30             Apr 17        Oct 2
Jan 31             May 1         Oct 30
Apr 5              May 5         Dec 25
                                 Dec 26
India
Jan 11             Mar 31        Aug 15
Jan 26             Apr 6         Oct 2
Feb 9              Apr 11        Oct 24
Mar 15             Apr 14        Oct 25
Mar 30             May 1         Dec 25

Ireland
Apr 14             Dec 25
Apr 17             Dec 26
May 1
Jun 5

Israel
Mar 14             Apr 19        Oct 1
Mar 28             May 2         Oct 2
Apr 12             May 3         Oct 6
Apr 13             Jun 1         Oct 8
Apr 14             Jun 2         Oct 9

Apr 16             Aug 3    Oct 10
Apr 17             Sep 22   Oct 11
Apr 18             Sep 24   Oct 12
Oct 13

Italy
Apr 14             Dec 25
Apr 17             Dec 26
May 1
Aug 15

Japan
Jan 2              May 3    Sep 18
Jan 3              May 4    Oct 9
Jan 9              May 5    Nov 3
Mar 21             Jul 17   Nov 23

Malaysia
Jan 2              Feb 2    Oct 24
Jan 10             Apr 11   Oct 25
Jan 30             May 1    Dec 25
Jan 31             May 12
Feb 1              Aug 31

Mexico
Mar 21             May 1    Dec 12
Apr 13             Nov 20   Dec 25
Apr 14             Dec 1

New Zealand
Jan 2              Apr 17   Dec 25
Jan 3              Apr 25   Dec 26
Feb 6              Jun 5
Apr 14             Oct 23

Netherlands
Apr 14             Dec 26
Apr 17
May 1
Dec 25

Norway
Apr 13             May 17   Dec 26
Apr 14             May 25
Apr 17             Jun 5
May 1              Dec 25

Portugal
Apr 14             Dec 26
Apr 17
May 1
Dec 25

Singapore
Jan 2              Apr 14   Oct 24
Jan 10             May 1    Dec 25
Jan 30             May 12
Jan 31             Aug 9

South Africa
Jan 2              Apr 17   Aug 9
Mar 1              Apr 27   Sep 25
Mar 21             May 1    Dec 25
Apr 14             Jun 16   Dec 26

South Korea
Jan 30             May 31   Oct 5
Mar 1              Jun 6    Oct 6

Apr 5              Jul 17   Dec 25
May 1              Aug 15   Dec 29
May 5              Oct 3

Spain
Jan 6              Aug 15   Dec 8
Apr 14             Oct 12   Dec 25
Apr 17             Nov 1    Dec 26
May 1              Dec 6

Sweden
Jan 6              May 25   Dec 26
Apr 14             Jun 5
Apr 17             Jun 23
May 1              Dec 25

Switzerland
Jan 2              May 25   Dec 26
Apr 14             Jun 5
Apr 17             Aug 1
May 1              Dec 25

Taiwan
Jan 26             Feb 1    May 1
Jan 27             Feb 2    May 31
Jan 30             Feb 28   Oct 6
Jan 31             Apr 5    Oct 10

Thailand
Jan 2              Apr 19   Aug 14
Feb 13             May 1    Oct 23
Apr 6              May 5    Dec 5
Apr 13             May 12   Dec 11
Apr 14             Jul 11

United Kingdom
Jan 2              May 29
Apr 14             Aug 28
Apr 17             Dec 25
May 1              Dec 26

United States
Jan 2              May 29   Nov 23
Jan 16             Jul 4    Dec 25
Feb 20             Sep 4
Apr 14

Taxes


Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must distribute with respect to each taxable year at least 90% of its net investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid-generally, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and
(b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer or two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the IRC), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. If a Fund qualifies as a RIC, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund's current and accumulated earnings and profits. In such event, distributions to individuals should potentially qualify as qualified dividend income and distributions to corporate shareholders generally should potentially be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its net capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or net capital gains are not distributed. However, the Fund may designate the retained amount of net capital gains as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made to the Fund's Shareholder in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.


Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).


Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that at either the Fund or shareholder level (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC, or (iv) the dividend is received by the Fund from a foreign corporation that is treated as a passive foreign investment company. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Funds Holding Foreign Investments. Each Fund, but in particular the International Funds may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of foreign stocks or securities, the Fund will be eligible to make an election to pass through such tax to its shareholders. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, or, unless the Fund elects otherwise, on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", ("PFIC"), the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The election of regime (ii) or (iii) may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Electing either of these regimes may therefore require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from certain futures and options contracts required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts entered into by the Funds will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year on futures or options transactions that are subject to the mark-to-market rule). Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

Additional Tax Information Concerning REITs. A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs") or which are, or have certain wholly-owned subsidiaries that are, "taxable mortgage pools." Under recently issued Treasury guidance, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the IRC as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or taxable mortgage pool interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the IRC) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Foreign shareholders of a Fund must treat a distribution attributable to a Fund's sale of stock in a REIT or other U.S. real property holding company as real property gain, subject to U.S. tax and withholding, if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. After December 31, 2007, a distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by the Fund from a REIT. Restrictions apply regarding wash sales and substitute payment transactions. Dividends received by the Fund from a REIT will generally not constitute qualified dividend income.

Non-U.S. Shareholders. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund. Each Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons. The withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the NAV Calculation Time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (i) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, or (ii) the Fund holds enough of the security that its price could affect the Fund's NAV. Since the International Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Financial Statements

The audited financial statements, including the financial highlights appearing in the Trust's annual report to shareholders for the fiscal year ended March 31, 2007 and filed electronically with the Securities and Exchange Commission, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com.

Miscellaneous Information

Counsel. Ropes & Gray LLP, 1211 Avenue of the Americas, New York, New York 10036 is counsel to the Trust.


Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent auditor of the Trust.

                                     Part C
                                Other Information

Item 23.    Exhibits

Exhibit
Number      Description

(a)(1) Trust Instrument of the Registrant dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2) Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(3) Schedule A, dated November 8, 2006 to the Trust Instrument dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant's Post-Effective Amendment No. 3 filed on November 8, 2006.

(b) By-Laws of the Registrant is incorporated herein by reference to exhibit (b) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c) Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant's Trust Instrument, filed as Exhibit (a)(1) to this Registration Statement; and to Articles I, V, and VI of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement.)

(d)(1) Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2) Investment Advisory Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (d)(2) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(d)(3) Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(4) Sub-Advisory Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (d)(4) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(e)(1) Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2) Distribution Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (e)(2) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(e)(3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f) Not applicable.

(g)(1) Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2) Custody Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (g)(2) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(g)(3) Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4) Foreign Custody Manager Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (g)(4) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(1) Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2) Administration and Accounting Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (h)(2) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(3) Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4) Transfer Agency and Service Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (h)(4) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(5) License Agreement between the Registrant and WisdomTree Investments, Inc is incorporated herein by reference to exhibit (h)(3) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6) License Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (h)(6) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(7) Securities Lending Agency Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(4) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(8) Form of Securities Loan Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(5) of Registrant's Pre-Effective Amendment No. 1 filed on June 5, 2006.

(h)(9) Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6)) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(10) Chief Compliance Officer Services Agreement Schedule as of February 5, 2007 is incorporated herein by reference to exhibit (h)(10) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(11) Index Methodology is incorporated herein by reference to exhibit (h)(8) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(12) Index Methodology (Earnings) is incorporated herein by reference to exhibit (h)(12) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(13) Services Agreement between the Registrant and WisdomTree Asset Management, Inc. (filed herewith.)

(i) Legal Opinion and Consent of Ropes & Gray LLP, counsel to the Registrant (filed herewith).

(j) Consent of Ernst & Young, independent registered public accounting firm for the Registrant (filed herewith).

(k) Not applicable.

(l) Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant's Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m) None.

(n) Not applicable.

(p) Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

Item 24.    Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25.    Indemnification

Reference is made to Article IX of the Registrant's Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 1.  LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2.  INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

            (i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

            (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

            (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement,
(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant's By-Laws included as Exhibit
(b) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. ("WTAM"), 48 Wall Street, 11th Floor, New York, NY 10005, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as manager for all funds of the Registrant. The description of WTAM under the caption of "Management-Investment Adviser" in the Prospectus and under the caption "Management of the Trust" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 48 Wall Street, 11th Floor, New York, NY 10005. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                          Position with WisdomTree        Principal Business(es) During
Name                      Asset Management, Inc.          the Last Two Fiscal Years
----                      ----------------------          -------------------------
Jonathan Steinberg        President, Chief Executive      Chief Executive Officer of
                          Officer and Director            WisdomTree Investments
                                                          (formerly, Index Development
                                                          Partners, Inc.); Director of
                                                          WisdomTree Investments, Inc.;
                                                          President of the WisdomTree
                                                          Funds since 2005

Marc Ruskin               Treasurer and Chief             Treasurer of WisdomTree
                          Financial Officer               Investments (formerly, Index
                                                          Development Partners, Inc.);
                                                          Treasurer of the WisdomTree
                                                          Funds since 2005

Richard Morris            Deputy General Counsel,         Secretary and Chief Legal Officer
                          Chief Legal Officer             of the WisdomTree Funds since
                                                          2005; Deputy General Counsel of
                                                          WisdomTree Investments, Inc.
                                                          since 2005; Senior Counsel at
                                                          Barclays Global Investors, N.A.
                                                          from 2002 to 2005; Counsel at
                                                          Barclays Global Investors, N.A.
                                                          from 2000 to 2001.

WTAM, with the approval of the Registrant's board of trustees, selects the sub-adviser for the funds of the Registrant. BNY Investment Advisors serves as sub-adviser for the funds.

                          Position with BNY               Principal Business(es) During
Name                      Investment Advisors             the last Two Fiscal Years
----                      -------------------             -------------------------
Kurt Zyla                 Managing Director               Division Manager

Todd Rose                 Vice President, Senior          Portfolio Management, Index Fund
                          Portfolio Manager               Management

Denise Krisko             Managing Director and CIO       Head of Index Management


Item 27.    Principal Underwriters

(a) The Trust's distributor, ALPS Distributors, Inc. (the "Distributor"), acts as distributor for the Registrant and the following investment companies:
Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, and Westcore Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of the Distributor are as follows:

Name                       Position(s) and Office(s) with the Distributor
----                       ----------------------------------------------
Edmund J. Burke            President

Thomas Carter              Managing Director - Sales and Finance; Treasurer

Jeremy O. May              Managing Director - Operations and Client Service; Secretary

Diana Adams                Vice President, Controller

Tane Tyler                 Chief Legal Officer, Assistant Secretary

Brad Swenson               Chief Compliance Officer

The business address of each of the Distributor's directors or officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 28.    Location of Accounts and Records

(a) The Registrant maintains accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at its offices at 48 Wall Street, 11th Floor, New York, NY 10005.

(b) WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 48 Wall Street, 11th Floor, New York, NY 10005.

(c) BNY Investment Advisors maintains all Records relating to its services as sub-adviser to the Registrant at 1633 Broadway, 13th Floor, New York, NY 10019.

(d) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e) The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 29.    Management Services

Not applicable.

Item 30.    Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 27th day July, 2007.


                                               WISDOMTREE TRUST
                                               (Registrant)


                                               By: /s/ Jonathan Steinberg
                                                   --------------------------
                                               (Jonathan Steinberg, President)

Each Person whose signature appears below hereby authorizes Jonathan Steinberg, Marc Ruskin, or Richard Morris any of them, attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including Post-Effective Amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                            Title(s)                          Date
----------                            --------                          ----
/s/ Jonathan Steinberg       President (Principal Executive             July 27, 2007
----------------------       Officer) and Trustee
Jonathan Steinberg


/s/ Marc Ruskin*             Treasurer (Principal Financial             July 27, 2007
----------------             and Accounting Officer)
Marc Ruskin

/s/ Gregory Barton*          Trustee                                    July 27, 2007
-------------------
Gregory Barton

/s/ Toni Massaro*            Trustee                                    July 27, 2007
-----------------
Toni Massaro

/s/ Victor Ugolyn*           Trustee                                    July 27, 2007
------------------
Victor Ugolyn


*By: /s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit       Description
-------       -----------

(h)(13) Services Agreement between the Registrant and WisdomTree Asset Management, Inc.

(i)      Legal Opinion and Consent of Ropes & Gray LLP, counsel to the
         Registrant.

(j) Consent of Ernst & Young LLP, independent registered public accounting firm for the Registrant.